UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 09525

Rydex Dynamic Funds

(Exact name of registrant as specified in charter)
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)
Richard M. Goldman
Rydex Dynamic Funds
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-301-296-5100

Date of fiscal year end:	December 31, 2009

Date of reporting period:	December 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

DECEMBER 31, 2009
RYDEX DYNAMIC FUNDS ANNUAL REPORT
S&P 500 2x STRATEGY FUND
INVERSE S&P 500 2x STRATEGY FUND
NASDAQ-100® 2x STRATEGY FUND
INVERSE NASDAQ-100® 2x STRATEGY FUND
DOW 2x STRATEGY FUND
INVERSE DOW 2x STRATEGY FUND
RUSSELL 2000® 2x STRATEGY FUND
INVERSE RUSSELL 2000® 2x STRATEGY FUND

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS

LETTER TO OUR SHAREHOLDERS	2

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	4

ABOUT SHAREHOLDERS’ FUND EXPENSES	5

PERFORMANCE REPORTS AND FUND PROFILES	8

SCHEDULES OF INVESTMENTS	24

STATEMENTS OF ASSETS AND LIABILITIES	58

STATEMENTS OF OPERATIONS	60

STATEMENTS OF CHANGES IN NET ASSETS	62

FINANCIAL HIGHLIGHTS	65

NOTES TO FINANCIAL STATEMENTS	69

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	80

OTHER INFORMATION	81

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	84
THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	|	1

LETTER TO OUR SHAREHOLDERS

DEAR SHAREHOLDER,
On September 15, 2009, Federal Reserve (Fed) Chairman Ben Bernanke stated that “the recession is very likely over.” Indications are that we are in fact emerging from what has been termed the “Great Recession,” but significant risks linger due to the aftershocks of the 2008 financial and liquidity crisis.
Despite the strong advance to end the year, 2009 marked the end of one of the all-time worst decades of performance for the U.S. equity markets, with an average annual return of -.95%. However, economic trends over the last year suggest that conditions are improving. One sign is an exceptionally strong equity market. From March 9 (the market’s low point) until the end of 2009, the U.S. equity market was up 67.80% as measured by the S&P 500® Index. Strong equity returns across multiple indices, including the MSCI EAFE Index® (up 32.43% for the year), reflected investors’ increased appetite for risk.
More signs of economic improvement
Emerging markets posted even stronger returns—the MSCI Emerging Markets Index, for instance, was up 78.58% in 2009. Additionally, all 10 underlying economic sectors posted positive returns during the one-year period, with information technology (59.92%) and materials (45.22%) leading the way. Among the laggards for the year, utilities (6.80%) and telecom (2.63%) still managed to produce positive returns. Along with traditional assets, hedge fund managers enjoyed the favorable market environment in 2009 with returns of 20.04% as measured by the HFRI Fund Weighted Composite Index, which is an equal weighted index of more than 2,000 single manager hedge funds. Those strong returns were in contrast to a poor showing in 2008, when the composite index was down 19%. Another good sign: After a significant spike at the height of the financial crisis in the fall of 2008, implied market volatility levels as measured by the VIX Index have steadily trended down to more normal levels.
Improving housing conditions and increases in consumer spending—combined with significant reduction of inventories—lifted the U.S. economy out of recession in the third quarter of 2009. Real GDP grew at a rate of 2.2% for the quarter. U.S. consumer confidence, as measured by the Conference Board Consumer Confidence Index, rose in December to 52.9—the second straight month of improvement. Consumer outlook has improved somewhat from early in 2009, although concerns relating to the job market continue to weigh on consumers. Another sign of stronger economic conditions is existing home sales, which continued to improve—in November, existing home sales increased 7.4% from the prior month.
Reasons for caution in 2010
While many indicators are positive, certain risks remain. One of the major areas of concern is U.S. employment. The pace of job losses has slowed considerably from late 2008 and early 2009, when the change to non-farm payrolls shed as much as 741,000 jobs in a month. However, in December, despite modest growth in the prior month, 85,000 jobs were lost. The unemployment rate remained unchanged at 10% only due to the fact that the labor force declined by 661,000 workers.
Looking at 2010, some questions remain. How (and in what timeframe) will the Fed orchestrate an exit to the massive amount of quantitative easing it has implemented? Will inflationary pressures force the Fed to raise rates prematurely or will excess productive capacity counter those risks? How will the government grapple with deficit issues while promoting job growth necessary to support the fragile economy?
2	|	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

So far, the Fed has signaled that it will maintain an “exceptionally low” interest rate target for some time—in fact, there is a reasonable chance that the Fed will not increase rates until early 2011. If financial conditions continue to improve, the Fed will not need to further expand its credit easing policies and may begin an orderly exit to the existing programs. The major risks for the U.S. economy include long-run negative implications to carrying large budget deficits. Labor conditions also factor largely into the equation, with the risk of continued rising unemployment undermining the economic recovery.
In any case, the broad array of product offerings at Rydex|SGI can help investors either hedge or augment exposures to the equity or fixed-income markets, as well as introduce alternative assets and strategies into a portfolio to improve overall diversification. Thank you for the trust you place in us.
Sincerely,
Michael Byrum
President & Chief Investment Officer
Performance displayed represents past performance, which is no guarantee of future results. Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call 800.820.0888 or visit www.rydex-sgi.com.
THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	|	3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

The Rydex Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.
Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.
An Example of Compounding
For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0%—in line with its benchmark.
On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index	Index	Fund		Fund
	Level	Performance	Expectation	Fund NAV	Performance	Assessment

Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.
Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.
In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.
As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.
4	|	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning June 30, 2009 and ending December 31, 2009.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating a retirement account, a $15 account closing fee will be taken from the proceeds of the redemption.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund’s prospectus.
THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	|	5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense		Account Value	Account Value	Paid During
	Ratio	†	June 30, 2009	December 31, 2009	Period	*

Table 1. Based on actual Fund return
S&P 500 2x Strategy Fund
A-Class	1.83%		$1,000.00	$1,467.80	$11.38
C-Class	2.59%		1,000.00	1,462.20	16.07
H-Class	1.83%		1,000.00	1,468.70	11.39
Inverse S&P 500 2x Strategy Fund
A-Class	1.83%		1,000.00	630.50	7.52
C-Class	2.59%		1,000.00	628.00	10.63
H-Class	1.83%		1,000.00	630.60	7.52
NASDAQ-100® 2x Strategy Fund
A-Class	1.87%		1,000.00	1,549.80	12.02
C-Class	2.63%		1,000.00	1,543.70	16.86
H-Class	1.87%		1,000.00	1,549.80	12.02
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.87%		1,000.00	592.70	7.51
C-Class	2.63%		1,000.00	589.80	10.54
H-Class	1.87%		1,000.00	592.40	7.51
Dow 2x Strategy Fund
A-Class	1.86%		1,000.00	1,531.50	11.87
C-Class	2.63%		1,000.00	1,525.10	16.74
H-Class	1.86%		1,000.00	1,530.20	11.86
Inverse Dow 2x Strategy Fund
A-Class	1.86%		1,000.00	609.90	7.55
C-Class	2.62%		1,000.00	607.30	10.61
H-Class	1.86%		1,000.00	609.90	7.55
Russell 2000® 2x Strategy Fund
A-Class	1.87%		1,000.00	1,457.80	11.58
C-Class	2.63%		1,000.00	1,452.80	16.26
H-Class	1.87%		1,000.00	1,458.00	11.59
Inverse Russell 2000® 2x Strategy Fund
A-Class	1.86%		1,000.00	590.20	7.46
C-Class	2.62%		1,000.00	588.70	10.49
H-Class	1.86%		1,000.00	589.50	7.45
6	|	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense		Account Value	Account Value	Paid During
	Ratio	†	June 30, 2009	December 31, 2009	Period	*

Table 2. Based on hypothetical 5% return
S&P 500 2x Strategy Fund
A-Class	1.83%		$1,000.00	$1,015.98	$ 9.30
C-Class	2.59%		1,000.00	1,012.15	13.14
H-Class	1.83%		1,000.00	1,015.98	9.30
Inverse S&P 500 2x Strategy Fund
A-Class	1.83%		1,000.00	1,015.98	9.30
C-Class	2.59%		1,000.00	1,012.15	13.14
H-Class	1.83%		1,000.00	1,015.98	9.30
NASDAQ-100® 2x Strategy Fund
A-Class	1.87%		1,000.00	1,015.78	9.50
C-Class	2.63%		1,000.00	1,011.95	13.34
H-Class	1.87%		1,000.00	1,015.78	9.50
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.87%		1,000.00	1,015.78	9.50
C-Class	2.63%		1,000.00	1,011.95	13.34
H-Class	1.87%		1,000.00	1,015.78	9.50
Dow 2x Strategy Fund
A-Class	1.86%		1,000.00	1,015.83	9.45
C-Class	2.63%		1,000.00	1,011.95	13.34
H-Class	1.86%		1,000.00	1,015.83	9.45
Inverse Dow 2x Strategy Fund
A-Class	1.86%		1,000.00	1,015.83	9.45
C-Class	2.62%		1,000.00	1,012.00	13.29
H-Class	1.86%		1,000.00	1,015.83	9.45
Russell 2000® 2x Strategy Fund
A-Class	1.87%		1,000.00	1,015.78	9.50
C-Class	2.63%		1,000.00	1,011.95	13.34
H-Class	1.87%		1,000.00	1,015.78	9.50
Inverse Russell 2000® 2x Strategy Fund
A-Class	1.86%		1,000.00	1,015.83	9.45
C-Class	2.62%		1,000.00	1,012.00	13.29
H-Class	1.86%		1,000.00	1,015.83	9.45

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by the number of days in current fiscal year.

†	Annualized
THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	|	7

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited)

S&P 500 2x STRATEGY FUND
OBJECTIVE: Seeks investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500 Index (the “underlying index”).
Inception: May 19, 2000
For the one-year period ended December 31, 2009, S&P 500 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index. S&P 500 2x Strategy Fund H-Class returned 46.00%, while the S&P 500 Index returned 26.47% over the same time period. Information Technology (10.79%), Consumer Discretionary (3.84%) and Financials (2.97%) were among the sectors which provided the most performance to the Index during the year. Utilities (0.19%), Telecommunication Services (0.33%) and Energy (1.48%) were among the sectors which provided the least performance to the Index during the year. Apple, Inc., Microsoft Corp. and International Business Machines Corp. were among the stocks which provided the most performance to the Index during the year. Exxon Mobil Corp., Citigroup, Inc. and General Electric Co. were among the stocks which provided the least performance to the Index during the year.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.
The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	November 27, 2000
H-Class	May 19, 2000

Ten Largest Holdings (% of Total Net Assets)
Exxon Mobil Corp.	1.1%
Microsoft Corp.	0.8%
Apple, Inc.	0.6%
Johnson & Johnson	0.6%
Procter & Gamble Co.	0.6%
International Business Machines Corp.	0.6%
AT&T, Inc.	0.6%
JPMorgan Chase & Co.	0.6%
General Electric Co.	0.5%
Chevron Corp.	0.5%

Top Ten Total	6.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

8	|	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

S&P 500 2x STRATEGY FUND

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/09

	A-Class						C-Class
	(09/01/04)						(11/27/00)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
S&P 500 2x STRATEGY FUND	46.00%	39.06%	-9.67%	-10.55%	-6.01%	-6.87%	44.77%	43.77%	-10.37%	-11.39%
S&P 500 INDEX	26.47%	26.47%	0.42%	0.42%	2.24%	2.24%	26.47%	26.47%	0.42%	-0.22%

			H-Class (05/19/00)

			ONE	FIVE	SINCE
			YEAR	YEAR	INCEPTION

S&P 500 2x STRATEGY FUND			46.00%	-9.67%	-11.59%
S&P 500 INDEX			26.47%	0.42%	-0.59%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a contingent deferred sales charge (CDSC) of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	|	9

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

INVERSE S&P 500 2x STRATEGY FUND
OBJECTIVE: Seeks investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the S&P 500 Index (the “underlying index”).
Inception: May 19, 2000
For the one-year period ended December 31, 2009, Inverse S&P 500 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P 500 Index. Inverse S&P 500 2x Strategy Fund H-Class returned -50.57%, while the S&P 500 Index returned 26.47% over the same time period. Information Technology (10.79%), Consumer Discretionary (3.84%) and Financials (2.97%) were among the sectors which provided the most performance to the Index during the year. Utilities (0.19%), Telecommunication Services (0.33%) and Energy (1.48%) were among the sectors which provided the least performance to the Index during the year. Apple, Inc., Microsoft Corp. and International Business Machines Corp. were among the stocks which provided the most performance to the Index during the year. Exxon Mobil Corp., Citigroup, Inc. and General Electric Co. were among the stocks which provided the least performance to the Index during the year.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.
The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	March 7, 2001
H-Class	May 19, 2000
The Fund invests principally in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.

10	|	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

INVERSE S&P 500 2x STRATEGY FUND

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/09

	A-Class						C-Class
	(09/01/04)						(03/07/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
INVERSE S&P 500 2x STRATEGY FUND	-50.58%	-52.93%	-9.09%	-9.97%	-11.77%	-12.57%	-50.95%	-51.43%	-9.78%	-9.76%
S&P 500 INDEX	26.47%	26.47%	0.42%	0.42%	2.24%	2.24%	26.47%	26.47%	0.42%	0.49%

			H-Class (05/19/00)

			ONE	FIVE	SINCE
			YEAR	YEAR	INCEPTION

INVERSE S&P 500 2x STRATEGY FUND			-50.57%	-9.08%	-6.37%
S&P 500 INDEX			26.47%	0.42%	-0.59%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	|	11

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

NASDAQ-100® 2x STRATEGY FUND
OBJECTIVE: Seeks investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index® (the “underlying index”).
Inception: May 24, 2000
For the one-year period ended December 31, 2009, with the NASDAQ-100 Index up 54.63%, the NASDAQ-100® 2x Strategy Fund H-Class returned 118.60% over the same time period. For the one-year period ending December 31, 2009, the Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index. Information Technology (44.01%) and Consumer Discretionary (7.84%) were among the sectors which contributed most to the performance of the Index during the year, while Consumer Staples (0.11%), Materials (0.19%) and Telecommunication Services (0.47%) were among the sectors which contributed the least performance to the Index. Apple, Inc., Google, Inc. and Microsoft Corp. were among the stocks which provided the most performance to the Index, while Gilead Sciences, Inc., Genzyme Corp. and Celgene Corp. were among the stocks which provided the least performance to the Index during the year.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.
The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	November 20, 2000
H-Class	May 24, 2000

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	12.1%
Qualcomm, Inc.	4.3%
Microsoft Corp.	4.3%
Google, Inc. — Class A	4.2%
Oracle Corp.	2.3%
Cisco Systems, Inc.	2.2%
Teva Pharmaceutical Industries Ltd. —
SP ADR	1.9%
Intel Corp.	1.8%
Amazon.com, Inc.	1.8%
Research In Motion Ltd.	1.8%

Top Ten Total	36.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

12	|	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

NASDAQ-100® 2x STRATEGY FUND

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.

††	Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/09

	A-Class						C-Class
	(09/01/04)						(11/20/00)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
NASDAQ-100® 2x STRATEGY FUND	118.60%	108.22%	-4.74%	-5.66%	1.19%	0.28%	116.61%	115.61%	-5.50%	-22.07%
NASDAQ-100 INDEX	54.63%	54.63%	3.32%	3.32%	6.32%	6.32%	54.63%	54.63%	3.32%	-4.01%

			H-Class (05/24/00)

			ONE	FIVE	SINCE
			YEAR	YEAR	INCEPTION

NASDAQ-100® 2x STRATEGY FUND			118.60%	-4.74%	-23.87%
NASDAQ-100 INDEX			54.63%	3.32%	-5.10%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The NASDAQ-100 Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX|SGI DYNAMIC FUNDS ANNUAL REPORT	|	13

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

INVERSE NASDAQ-100® 2x STRATEGY FUND
OBJECTIVE: Seeks investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the NASDAQ-100 Index (the “underlying index”).
Inception: May 23, 2000
For the one-year period ended December 31, 2009, with the NASDAQ-100 Index up 54.63%, the Inverse NASDAQ-100® 2x Strategy Fund H-Class returned -66.61% over the same time period. For the one-year period ending December 31, 2009, Inverse NASDAQ-100® 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the NASDAQ-100 Index. Information Technology (44.01%) and Consumer Discretionary (7.84%) were among the sectors which contributed most to the performance of the Index during the year, while Consumer Staples (0.11%), Materials (0.19%) and Telecommunication Services (0.47%) were among the sectors which contributed the least performance to the Index. Apple, Inc., Google, Inc. and Microsoft Corp. were among the stocks which provided the most performance to the Index, while Gilead Sciences, Inc., Genzyme Corp. and Celgene Corp. were among the stocks which provided the least performance to the Index during the year.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.
The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	March 8, 2001
H-Class	May 23, 2000
The Fund invests principally in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.

14	|	THE RYDEX|SGI DYNAMIC FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

INVERSE NASDAQ-100® 2x STRATEGY FUND

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.

††	Data points for the line graph do not reflect the reinvestment of dividends on securities in the index.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/09

	A-Class						C-Class
	(09/01/04)						(03/08/01)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION
INVERSE NASDAQ-100® 2x STRATEGY FUND	-66.61%	-68.19%	-16.19%	-17.00%	-20.51%	-21.23%	-66.88%	-67.21%	-16.83%	-20.07%
NASDAQ-100 INDEX	54.63%	54.63%	3.32%	3.32%	6.32%	6.32%	54.63%	54.63%	3.32%	-0.10%

			H-Class (05/23/00)

			ONE	FIVE	SINCE
			YEAR	YEAR	INCEPTION

INVERSE NASDAQ-100® 2x STRATEGY FUND			-66.61%	-16.20%	-16.73%
NASDAQ-100 INDEX			54.63%	3.32%	-4.60%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The NASDAQ-100 Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	|	15

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

DOW 2x STRATEGY FUND
OBJECTIVE: Seeks investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial Average IndexSM (the “underlying index”).
Inception: February 20, 2004
For the one-year period ended December 31, 2009, Dow 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average Index. Dow 2x Strategy Fund H-Class returned 38.43% while the Dow Jones Industrial AverageSM returned 22.68% over the same time period. Information Technology (9.03%), Industrials (6.08%) and Financials (4.22%) were among the sectors which provided the most performance to the Index during the year. Energy (-1.07%), Telecommunication Services (0.09%) and Consumer Staples (0.69%) were among the sectors which provided the least performance to the Index during the year. International Business Machines Corp., 3M Co. and American Express Co. were among the stocks which provided the most performance to the Index during the year. Exxon Mobil Corp., Procter & Gamble Co. and Citigroup, Inc. were among the stocks which provided the least performance to the Index during the year.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.
The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)

International Business Machines Corp.	4.6%
3M Co.	2.9%
Chevron Corp.	2.7%
United Technologies Corp.	2.4%
Exxon Mobil Corp.	2.4%
Johnson & Johnson	2.2%
McDonald’s Corp.	2.2%
Procter & Gamble Co.	2.1%
Coca-Cola Co.	2.0%
Caterpillar, Inc.	2.0%

Top Ten Total	25.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

16	|	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

DOW 2x STRATEGY FUND

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/09

			A-Class					C-Class
			(09/01/04)					(02/20/04)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION

DOW 2x STRATEGY FUND	38.54%	31.96%	-6.82%	-7.72%	-4.44%	-5.30%	37.53%	36.53%	-7.51%	-6.30%
DOW JONES INDUSTRIAL AVERAGE INDEX	22.68%	22.68%	1.94%	1.94%	3.08%	3.08%	22.68%	22.68%	1.94%	2.22%

				H-Class
				(02/20/04)

			ONE	FIVE	SINCE
			YEAR	YEAR	INCEPTION

DOW 2x STRATEGY FUND			38.43%	-6.81%	-5.60%
DOW JONES INDUSTRIAL AVERAGE INDEX			22.68%	1.94%	2.22%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The Dow Jones Industrial Average Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	|	17

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

INVERSE DOW 2x STRATEGY FUND
OBJECTIVE: Seeks investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial Average IndexSM (the “underlying index”).
Inception: February 20, 2004
For the one-year period ended December 31, 2009, Inverse Dow 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average Index. Inverse Dow 2x Strategy Fund H-Class returned -44.91% while the Dow Jones Industrial Average returned 22.68% over the same time period. Information Technology (9.03%), Industrials (6.08%) and Financials (4.22%) were among the sectors which provided the most performance to the Index during the year. Energy (-1.07%), Telecommunication Services (0.09%) and Consumer Staples (0.69%) were among the sectors which provided the least performance to the Index during the year. International Business Machines Corp., 3M Co. and American Express Co. were among the stocks which provided the most performance to the Index during the year. Exxon Mobil Corp., Procter & Gamble Co. and Citigroup, Inc. were among the stocks which provided the least performance to the index during the year.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.
The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004
The Fund invests principally in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.

18	|	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

INVERSE DOW 2x STRATEGY FUND

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/09

			A-Class					C-Class
			(09/01/04)					(02/20/04)
	ONE	ONE	FIVE	FIVE	SINCE	SINCE	ONE	ONE	FIVE	SINCE
	YEAR	YEAR*	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	YEAR	INCEPTION

INVERSE DOW 2x STRATEGY FUND	-44.92%	-47.53%	-9.58%	-10.45%	-11.23%	-12.03%	-45.36%	-45.90%	-10.27%	-10.35%
DOW JONES INDUSTRIAL AVERAGE INDEX	22.68%	22.68%	1.94%	1.94%	3.08%	3.08%	22.68%	22.68%	1.94%	2.22%

				H-Class
				(02/20/04)

			ONE	FIVE	SINCE
			YEAR	YEAR	INCEPTION

INVERSE DOW 2x STRATEGY FUND			-44.91%	-9.57%	-9.65%
DOW JONES INDUSTRIAL AVERAGE INDEX			22.68%	1.94%	2.22%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The Dow Jones Industrial Average Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	|	19

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

RUSSELL 2000® 2x STRATEGY FUND
OBJECTIVE: Seeks investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Russell 2000 Index (the “underlying index”).
Inception: May 31, 2006
For the one-year period ended December 31, 2009, Russell 2000® 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index. Russell 2000® 2x Strategy Fund H-Class returned 41.32% while the Russell 2000 Index returned 27.17% over the same time period. The biggest performance contributors to the Index were Information Technology (11.90%), Consumer Discretionary (8.58%) and Health Care (2.86%) during the year. Financials (-1.09%) and Utilities (-0.07%) were among the sectors which provided the least performance to the Index during the year. Human Genome Sciences, Inc., Dendreon Corp. and 3Com Corp. were among the stocks which provided the most performance to the Index during the year. Sequenom, Inc., Energy Conversion Devices, Inc. and Susquehanna Bancshares, Inc. were among the stocks which provided the least performance to the Index during the year.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.
The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings
(% of Total Net Assets)

Human Genome Sciences, Inc.	0.4%
3Com Corp.	0.2%
Tupperware Brands Corp.	0.2%
E*Trade Financial Corp.	0.2%
Assured Guaranty Ltd.	0.2%
Solera Holdings, Inc.	0.2%
Skyworks Solutions, Inc.	0.2%
Highwoods Properties, Inc.	0.2%
Domtar Corp.	0.2%
Informatica Corp.	0.2%

Top Ten Total	2.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

20	|	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

RUSSELL 2000® 2x STRATEGY FUND

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/09

			A-Class			C-Class
			(05/31/06)			(05/31/06)

	ONE	ONE	SINCE	SINCE	ONE	ONE	SINCE
	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	INCEPTION

RUSSELL 2000® 2x STRATEGY FUND	41.13%	34.42%	-19.26%	-20.32%	39.88%	38.88%	-19.91%
RUSSELL 2000 INDEX	27.17%	27.17%	-2.51%	-2.51%	27.17%	27.17%	-2.51%

		H-Class
		(05/31/06)

		ONE	SINCE
		YEAR	INCEPTION

RUSSELL 2000® 2x STRATEGY FUND		41.32%	-19.25%
RUSSELL 2000 INDEX		27.17%	-2.51%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The Russell 2000 Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	|	21

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

INVERSE RUSSELL 2000® 2x STRATEGY FUND
OBJECTIVE: Seeks investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Russell 2000 Index (the “underlying index”).
Inception: May 31, 2006
For the one-year period ended December 31, 2009, Inverse Russell 2000® 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Russell 2000 Index. Inverse Russell 2000® 2x Strategy Fund H-Class returned -59.07% while the Russell 2000 Index returned 27.17% over the same time period. The biggest performance contributors to the Index were Information Technology (11.90%), Consumer Discretionary (8.58%) and Health Care (2.86%) during the year. Financials (-1.09%) and Utilities (-0.07%) were among the sectors which provided the least performance to the Index during the year. Human Genome Sciences, Inc., Dendreon Corp. and 3Com Corp. were among the stocks which provided the most performance to the Index during the year. Sequenom, Inc., Energy Conversion Devices, Inc. and Susquehanna Bancshares, Inc. were among the stocks which provided the least performance to the Index during the year.
Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily.
The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006
The Fund invests principally in short sales of securities and in derivative instruments such as equity index swap agreements, futures contracts, and options on index futures.

22	|	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (concluded)

INVERSE RUSSELL 2000® 2x STRATEGY FUND

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/09

	A-Class				C-Class
	(05/31/06)				(05/31/06)
	ONE	ONE	SINCE	SINCE	ONE	ONE	SINCE
	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	INCEPTION

INVERSE RUSSELL 2000® 2x STRATEGY FUND	-59.01%	-60.96%	-20.85%	-21.91%	-59.29%	-59.70%	-21.49%
RUSSELL 2000 INDEX	27.17%	27.17%	-2.51%	-2.51%	27.17%	27.17%	-2.51%

	H-Class
	(05/31/06)

	ONE	SINCE
	YEAR	INCEPTION

INVERSE RUSSELL 2000® 2x STRATEGY FUND	-59.07%	-20.93%
RUSSELL 2000 INDEX	27.17%	-2.51%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The Russell 2000 Index is an unmanaged stock index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structures.
THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	|	23

SCHEDULE OF INVESTMENTS
December 31, 2009
     S&P 500 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 33.3%(a)

INFORMATION TECHNOLOGY 6.6%
Microsoft Corp.	84,250	$2,568,782
Apple, Inc.*	9,820	2,070,645
International Business Machines Corp.	14,330	1,875,797
Google, Inc. — Class A*	2,630	1,630,547
Cisco Systems, Inc.*	62,740	1,501,996
Hewlett-Packard Co.	25,860	1,332,049
Intel Corp.	60,230	1,228,692
Oracle Corp.	42,650	1,046,631
Qualcomm, Inc.	18,220	842,857
Visa, Inc.	4,880	426,805
EMC Corp.*	22,250	388,707
Texas Instruments, Inc.	13,660	355,980
Corning, Inc.	16,970	327,691
eBay, Inc.*	12,270	288,836
Dell, Inc.*	18,780	269,681
MasterCard, Inc.	1,050	268,779
Automatic Data Processing, Inc.	5,500	235,510
Yahoo!, Inc.*	12,990	217,972
Adobe Systems, Inc.*	5,710	210,014
Applied Materials, Inc.	14,550	202,827
Motorola, Inc.*	25,210	195,630
Symantec Corp.*	8,840	158,148
Juniper Networks, Inc.*	5,730	152,819
Broadcom Corp. — Class A*	4,700	147,815
Cognizant Technology Solutions Corp. — Class A*	3,210	145,413
Western Union Co.	7,550	142,317
NetApp, Inc.*	3,700	127,243
Agilent Technologies, Inc.*	3,760	116,823
NVIDIA Corp.*	6,050	113,014
Western Digital Corp.*	2,450	108,167
Paychex, Inc.	3,510	107,546
Intuit, Inc.*	3,450	105,950
Analog Devices, Inc.	3,180	100,424
Micron Technology, Inc.*	9,270	97,891
CA, Inc.	4,320	97,027
Computer Sciences Corp.*	1,660	95,500
Salesforce.com, Inc.*	1,195	88,155
Amphenol Corp.	1,870	86,357
Fidelity National Information Services, Inc.	3,580	83,915
Citrix Systems, Inc.*	2,000	83,220
Fiserv, Inc.*	1,680	81,446
Xerox Corp.	9,480	80,201
BMC Software, Inc.*	2,000	80,200
Sun Microsystems, Inc.*	8,220	77,021
Xilinx, Inc.	3,010	75,431
Linear Technology Corp.	2,430	74,212
Altera Corp.	3,220	72,869
SanDisk Corp.*	2,490	72,185
McAfee, Inc.*	1,716	69,618

		MARKET
	SHARES	VALUE

Harris Corp.	1,440	$68,472
KLA-Tencor Corp.	1,860	67,258
Autodesk, Inc.*	2,510	63,779
Red Hat, Inc.*	2,050	63,345
Affiliated Computer Services, Inc. — Class A*	1,060	63,271
SAIC, Inc.*	3,340	63,260
Electronic Arts, Inc.*	3,547	62,959
Advanced Micro Devices, Inc.*	6,140	59,435
Teradata Corp.*	1,860	58,460
Microchip Technology, Inc.	2,000	58,120
Flir Systems, Inc.*	1,660	54,315
VeriSign, Inc.*	2,100	50,904
Akamai Technologies, Inc.*	1,860	47,114
LSI Logic Corp.*	7,120	42,791
National Semiconductor Corp.	2,571	39,491
Total System Services, Inc.	2,150	37,131
Jabil Circuit, Inc.	2,081	36,147
MEMC Electronic Materials, Inc.*	2,440	33,233
Molex, Inc.	1,480	31,894
Novellus Systems, Inc.*	1,060	24,740
Tellabs, Inc.*	4,210	23,913
QLogic Corp.*	1,250	23,588
Lexmark International, Inc.*	850	22,083
Teradyne, Inc.*	1,910	20,494
JDS Uniphase Corp.*	2,420	19,965
Compuware Corp.*	2,510	18,147
Novell, Inc.*	3,780	15,687

Total Information Technology		21,497,351

FINANCIALS 4.8%
JPMorgan Chase & Co.	42,980	1,790,977
Bank of America Corp.	108,380	1,632,203
Wells Fargo & Co.	55,751	1,504,719
Goldman Sachs Group, Inc.	5,610	947,192
Citigroup, Inc.	212,650	703,871
American Express Co.	12,970	525,544
U.S. Bancorp	20,860	469,559
Morgan Stanley	14,830	438,968
Bank of New York Mellon Corp.	13,130	367,246
MetLife, Inc.	8,930	315,675
The Travelers Companies, Inc.	5,960	297,166
PNC Financial Services Group, Inc.	5,030	265,534
Prudential Financial, Inc.	5,060	251,786
Simon Property Group, Inc.	3,106	247,884
CME Group, Inc.	720	241,884
AFLAC, Inc.	5,100	235,875
State Street Corp.	5,400	235,116
Charles Schwab Corp.	10,390	195,540
BB&T Corp.	7,500	190,275
Capital One Financial Corp.	4,910	188,249
Chubb Corp.	3,730	183,441
Allstate Corp.	5,850	175,734
Franklin Resources, Inc.	1,630	171,720
T. Rowe Price Group, Inc.	2,810	149,632

24	|	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.
1

SCHEDULE OF INVESTMENTS (continued)
December 31, 2009
     S&P 500 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Loews Corp.	3,930	$142,855
Northern Trust Corp.	2,630	137,812
Progressive Corp.*	7,350	132,226
Marsh & McLennan Companies, Inc.	5,750	126,960
Public Storage	1,470	119,732
Vornado Realty Trust	1,711	119,642
Aon Corp.	2,980	114,253
SunTrust Banks, Inc.	5,440	110,378
Invesco Ltd.	4,684	110,027
Ameriprise Financial, Inc.	2,780	107,920
Equity Residential	3,010	101,678
Boston Properties, Inc.	1,510	101,276
HCP, Inc.	3,200	97,728
Hartford Financial Services Group, Inc.	4,180	97,227
IntercontinentalExchange, Inc.*	790	88,717
Discover Financial Services	5,919	87,068
Fifth Third Bancorp	8,670	84,533
Principal Financial Group, Inc.	3,480	83,659
Lincoln National Corp.	3,290	81,855
Host Hotels & Resorts, Inc.*	6,877	80,252
Ventas, Inc.	1,710	74,795
AvalonBay Communities, Inc.	876	71,928
NYSE Euronext	2,830	71,599
Hudson City Bancorp, Inc.	5,150	70,710
ProLogis	5,160	70,640
Unum Group	3,610	70,467
Regions Financial Corp.	12,960	68,558
XL Capital Ltd.	3,730	68,371
Plum Creek Timber Company, Inc. (REIT)	1,780	67,213
People’s United Financial, Inc.	3,800	63,460
Genworth Financial, Inc. —
Class A*	5,330	60,496
M&T Bank Corp.	900	60,201
KIMCO Realty Corp.	4,380	59,261
Health Care REIT, Inc.	1,337	59,256
SLM Corp.*	5,180	58,379
Moody’s Corp.	2,140	57,352
Legg Mason, Inc.	1,770	53,383
KeyCorp	9,580	53,169
Leucadia National Corp.*	2,070	49,245
Comerica, Inc.	1,650	48,791
Cincinnati Financial Corp.	1,770	46,445
American International Group, Inc.*	1,470	44,071
CB Richard Ellis Group, Inc. — Class A*	2,940	39,896
Torchmark Corp.	900	39,555
Assurant, Inc.	1,270	37,440
First Horizon National Corp.*	2,421	32,438
NASDAQ OMX Group, Inc.*	1,614	31,989
Marshall & Ilsley Corp.	5,720	31,174
E*Trade Financial Corp.*	16,890	29,558

		MARKET
	SHARES	VALUE

Huntington Bancshares, Inc.	7,800	$28,470
Janus Capital Group, Inc.	1,990	26,766
Federated Investors, Inc. —
Class B	950	26,125
Apartment Investment &
Management Co. — Class A	1,270	20,218
Zions Bancorporation	1,510	19,373

Total Financials		15,562,380

HEALTH CARE 4.2%
Johnson & Johnson	30,090	1,938,097
Pfizer, Inc.	88,010	1,600,902
Merck & Company, Inc.	33,310	1,217,147
Abbott Laboratories	16,870	910,811
Amgen, Inc.*	11,040	624,533
Medtronic, Inc.	12,070	530,839
Bristol-Myers Squibb Co.	18,670	471,417
Gilead Sciences, Inc.*	9,820	425,010
Eli Lilly & Co.	11,030	393,881
UnitedHealth Group, Inc.	12,670	386,182
Baxter International, Inc.	6,580	386,114
Medco Health Solutions, Inc.*	5,200	332,332
WellPoint, Inc.*	5,000	291,450
Celgene Corp.*	5,010	278,957
Express Scripts, Inc.*	3,000	259,350
Thermo Fisher Scientific, Inc.*	4,450	212,221
Allergan, Inc.	3,350	211,084
Becton, Dickinson & Co.	2,590	204,247
McKesson Corp.	2,920	182,500
Biogen Idec, Inc.*	3,150	168,525
Stryker Corp.	3,080	155,140
Aetna, Inc.	4,730	149,941
Boston Scientific Corp.*	16,470	148,230
Genzyme Corp.*	2,890	141,639
Zimmer Holdings, Inc.*	2,320	137,135
St. Jude Medical, Inc.*	3,650	134,247
Cardinal Health, Inc.	3,960	127,670
Intuitive Surgical, Inc.*	420	127,394
Forest Laboratories, Inc.*	3,290	105,642
CIGNA Corp.	2,980	105,105
Quest Diagnostics, Inc.	1,690	102,042
Life Technologies Corp.*	1,949	101,796
Hospira, Inc.*	1,770	90,270
Laboratory Corporation of America Holdings*	1,160	86,814
AmerisourceBergen Corp.	3,140	81,860
C.R. Bard, Inc.	1,050	81,795
Humana, Inc.*	1,850	81,197
DaVita, Inc.*	1,110	65,201
Varian Medical Systems, Inc.*	1,350	63,248
Waters Corp.*	1,020	63,199
Mylan Laboratories, Inc.*	3,330	61,372
DENTSPLY International, Inc.	1,661	58,417
Cephalon, Inc.*	810	50,552
CareFusion Corp.*	1,930	48,269

See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	|	25
2

SCHEDULE OF INVESTMENTS (continued)
December 31, 2009
     S&P 500 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Watson Pharmaceuticals, Inc.*	1,155	$45,750
Millipore Corp.*	607	43,916
IMS Health, Inc.	1,980	41,699
Coventry Health Care, Inc.*	1,610	39,107
King Pharmaceuticals, Inc.*	2,710	33,252
Patterson Companies, Inc.*	1,020	28,540
PerkinElmer, Inc.	1,270	26,149
Tenet Healthcare Corp.*	4,720	25,441

Total Health Care		13,677,628

ENERGY 3.8%
Exxon Mobil Corp.	51,780	3,530,878
Chevron Corp.	21,880	1,684,541
Schlumberger Ltd.	13,100	852,679
ConocoPhillips	16,180	826,313
Occidental Petroleum Corp.	8,850	719,947
Apache Corp.	3,670	378,634
Devon Energy Corp.	4,840	355,740
Anadarko Petroleum Corp.	5,360	334,571
Halliburton Co.	9,840	296,086
XTO Energy, Inc.	6,330	294,535
EOG Resources, Inc.	2,750	267,575
Marathon Oil Corp.	7,720	241,018
National-Oilwell Varco, Inc.	4,560	201,050
Hess Corp.	3,170	191,785
Chesapeake Energy Corp.	7,058	182,661
Southwestern Energy Co.*	3,770	181,714
Spectra Energy Corp.	7,050	144,595
Baker Hughes, Inc.	3,380	136,822
Noble Energy, Inc.	1,890	134,606
Williams Companies, Inc.	6,360	134,069
Peabody Energy Corp.	2,920	132,013
Murphy Oil Corp.	2,080	112,736
Cameron International Corp.*	2,670	111,606
Valero Energy Corp.	6,150	103,013
Consol Energy, Inc.	1,970	98,106
Range Resources Corp.	1,720	85,742
FMC Technologies, Inc.*	1,330	76,927
El Paso Corp.	7,650	75,200
Diamond Offshore Drilling, Inc.	750	73,815
Smith International, Inc.	2,700	73,359
Nabors Industries Ltd.*	3,090	67,640
Pioneer Natural Resources Co.	1,260	60,694
BJ Services Co.	3,200	59,520
Cabot Oil & Gas Corp.	1,130	49,257
Denbury Resources, Inc.*	2,720	40,256
Massey Energy Co.	929	39,027
Sunoco, Inc.	1,280	33,408
Rowan Companies, Inc.*	1,240	28,074
Tesoro Corp.	1,530	20,732

Total Energy		12,430,944

CONSUMER STAPLES 3.8%
Procter & Gamble Co.	31,870	1,932,278
Coca-Cola Co.	25,270	1,440,390
Wal-Mart Stores, Inc.	23,270	1,243,781

		MARKET
	SHARES	VALUE

PepsiCo, Inc.	17,020	$1,034,816
Philip Morris International, Inc.	20,770	1,000,906
CVS Caremark Corp.	15,380	495,390
Colgate-Palmolive Co.	5,420	445,253
Altria Group, Inc.	22,600	443,638
Kraft Foods, Inc.	16,110	437,870
Walgreen Co.	10,780	395,842
Kimberly-Clark Corp.	4,530	288,606
Costco Wholesale Corp.	4,760	281,649
General Mills, Inc.	3,560	252,084
Archer-Daniels-Midland Co.	7,010	219,483
Sysco Corp.	6,460	180,492
Kellogg Co.	2,770	147,364
H.J. Heinz Co.	3,440	147,094
Avon Products, Inc.	4,660	146,790
Kroger Co.	7,100	145,763
Lorillard, Inc.	1,750	140,402
ConAgra Foods, Inc.	4,830	111,331
Reynolds American, Inc.	1,840	97,465
Mead Johnson Nutrition Co. — Class A	2,230	97,451
Safeway, Inc.	4,430	94,315
Clorox Co.	1,520	92,720
Sara Lee Corp.	7,610	92,690
J.M. Smucker Co.	1,300	80,275
Dr Pepper Snapple Group, Inc.	2,770	78,391
Molson Coors Brewing Co. — Class B	1,710	77,224
Coca-Cola Enterprises, Inc.	3,460	73,352
Campbell Soup Co.	2,070	69,966
Hershey Co.	1,810	64,780
Brown-Forman Corp. — Class B	1,196	64,070
Estee Lauder Companies, Inc. — Class A	1,280	61,901
Pepsi Bottling Group, Inc.	1,570	58,875
McCormick & Company, Inc.	1,430	51,666
Whole Foods Market, Inc.*	1,530	41,999
Tyson Foods, Inc. — Class A	3,330	40,859
Dean Foods Co.*	1,966	35,467
Constellation Brands, Inc. — Class A*	2,180	34,727
SUPERVALU, Inc.	2,310	29,360
Hormel Foods Corp.	757	29,107

Total Consumer Staples		12,297,882

INDUSTRIALS 3.4%
General Electric Co.	116,130	1,757,047
United Technologies Corp.	10,230	710,064
3M Co.	7,720	638,212
United Parcel Service, Inc. — Class B	10,830	621,317
Boeing Co.	7,920	428,710
Caterpillar, Inc.	6,790	386,962
Union Pacific Corp.	5,500	351,450
Emerson Electric Co.	8,200	349,320

26	|	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.
3

SCHEDULE OF INVESTMENTS (continued)
December 31, 2009
     S&P 500 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Honeywell International, Inc.	8,318	$326,066
General Dynamics Corp.	4,200	286,314
FedEx Corp.	3,410	284,564
Burlington Northern Santa Fe Corp.	2,860	282,053
Lockheed Martin Corp.	3,490	262,971
Deere & Co.	4,610	249,355
Raytheon Co.	4,180	215,354
Danaher Corp.	2,836	213,267
Norfolk Southern Corp.	4,010	210,204
CSX Corp.	4,280	207,537
Illinois Tool Works, Inc.	4,210	202,038
Northrop Grumman Corp.	3,420	191,007
Waste Management, Inc.	5,340	180,545
Precision Castparts Corp.	1,530	168,835
Paccar, Inc.	3,960	143,629
Eaton Corp.	1,810	115,152
L-3 Communications Holdings, Inc.	1,260	109,557
C.H. Robinson Worldwide, Inc.	1,830	107,476
Cummins, Inc.	2,200	100,892
Republic Services, Inc.	3,520	99,651
ITT Corp.	1,988	98,883
Rockwell Collins, Inc.	1,710	94,666
Parker Hannifin Corp.	1,750	94,290
Southwest Airlines Co.	8,090	92,469
Fluor Corp.	1,950	87,828
Goodrich Corp.	1,360	87,380
Dover Corp.	2,020	84,052
Expeditors International of Washington, Inc.	2,310	80,226
Rockwell Automation, Inc.	1,540	72,349
First Solar, Inc.*	530	71,762
W.W. Grainger, Inc.	690	66,813
Fastenal Co.	1,430	59,545
Flowserve Corp.	610	57,663
Textron, Inc.	2,960	55,678
Masco Corp.	3,920	54,135
Roper Industries, Inc.	990	51,846
Pitney Bowes, Inc.	2,260	51,438
Jacobs Engineering Group, Inc.*	1,360	51,150
Stericycle, Inc.*	920	50,756
RR Donnelley & Sons Co.	2,240	49,885
Dun & Bradstreet Corp.	570	48,091
Quanta Services, Inc.*	2,290	47,724
Pall Corp.	1,270	45,974
Stanley Works	880	45,329
Avery Dennison Corp.	1,230	44,883
Iron Mountain, Inc.*	1,970	44,837
Robert Half International, Inc.	1,650	44,105
Equifax, Inc.	1,380	42,628
Cintas Corp.	1,430	37,252
Snap-On, Inc.	626	26,455
Ryder System, Inc.	610	25,114
Monster Worldwide, Inc.*	1,370	23,838

Total Industrials		11,088,593

		MARKET
	SHARES	VALUE

CONSUMER DISCRETIONARY 3.2%
McDonald’s Corp.	11,770	$734,919
Walt Disney Co.	20,980	676,605
Home Depot, Inc.	18,550	536,651
Comcast Corp. — Class A	31,140	525,020
Amazon.com, Inc.*	3,640	489,653
Target Corp.	8,210	397,118
Lowe’s Companies, Inc.	16,060	375,643
Time Warner, Inc.	12,730	370,952
Ford Motor Co.*	36,066	360,660
DIRECTV*	10,440	348,174
News Corp.	24,580	336,500
Nike, Inc. — Class B	4,250	280,797
Johnson Controls, Inc.	7,320	199,397
Viacom, Inc. — Class B*	6,620	196,813
Staples, Inc.	7,890	194,015
Starbucks Corp.*	8,098	186,740
Kohl’s Corp.*	3,340	180,126
Yum! Brands, Inc.	5,100	178,347
TJX Companies, Inc.	4,580	167,399
Time Warner Cable, Inc.	3,840	158,938
Carnival Corp.*	4,770	151,161
Best Buy Company, Inc.	3,730	147,186
Omnicom Group, Inc.	3,390	132,718
Coach, Inc.	3,480	127,124
McGraw-Hill Companies, Inc.	3,430	114,939
Bed Bath & Beyond, Inc.*	2,860	110,482
The Gap, Inc.	5,190	108,730
Priceline.com, Inc.*	480	104,880
CBS Corp.	7,390	103,830
Apollo Group, Inc. — Class A*	1,396	84,570
H&R Block, Inc.	3,650	82,563
Mattel, Inc.	3,940	78,721
Macy’s, Inc.	4,590	76,928
Marriott International, Inc. — Class A	2,770	75,483
Starwood Hotels & Resorts Worldwide, Inc.	2,040	74,603
Fortune Brands, Inc.	1,640	70,848
VF Corp.	960	70,310
J.C. Penney Company, Inc.	2,570	68,388
Nordstrom, Inc.	1,797	67,531
Genuine Parts Co.	1,740	66,050
Whirlpool Corp.	810	65,335
Harley-Davidson, Inc.	2,550	64,260
Sherwin-Williams Co.	1,040	64,116
International Game Technology, Inc.	3,240	60,815
Expedia, Inc.*	2,300	59,133
Ross Stores, Inc.	1,360	58,086
Tiffany & Co.	1,350	58,050
O’Reilly Automotive, Inc.*	1,500	57,180
Limited Brands, Inc.	2,920	56,181
Darden Restaurants, Inc.	1,520	53,306
AutoZone, Inc.*	330	52,163

See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	|	27
4

SCHEDULE OF INVESTMENTS (continued)
December 31, 2009
     S&P 500 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Polo Ralph Lauren Corp.	630	$51,017
Newell Rubbermaid, Inc.	3,030	45,480
Sears Holdings Corp.*	530	44,229
Wynn Resorts Ltd.	750	43,673
Hasbro, Inc.	1,350	43,281
Black & Decker Corp.	660	42,788
Family Dollar Stores, Inc.	1,510	42,023
Scripps Networks Interactive, Inc.	980	40,670
GameStop Corp.*	1,790	39,273
Wyndham Worldwide Corp.	1,940	39,130
Interpublic Group of Companies, Inc.*	5,300	39,114
Gannett Company, Inc.	2,580	38,313
DeVry, Inc.	670	38,009
Goodyear Tire & Rubber Co.*	2,640	37,224
Pulte Homes, Inc.*	3,440	34,400
Leggett & Platt, Inc.	1,660	33,864
Abercrombie & Fitch Co. — Class A	960	33,456
D.R. Horton, Inc.	3,010	32,719
Washington Post Co. — Class B	69	30,332
Harman International Industries, Inc.	760	26,813
RadioShack Corp.	1,360	26,520
Big Lots, Inc.*	900	26,082
Lennar Corp. — Class A	1,761	22,488
Office Depot, Inc.*	3,000	19,350
AutoNation, Inc.*	1,000	19,150
New York Times Co. — Class A*	1,260	15,574
Eastman Kodak Co.*	2,930	12,365
Meredith Corp.	400	12,340

Total Consumer Discretionary		10,389,814

UTILITIES 1.2%
Exelon Corp.	7,190	351,375
Southern Co.	8,730	290,884
Dominion Resources, Inc.	6,510	253,369
Duke Energy Corp.	14,230	244,898
FPL Group, Inc.	4,510	238,218
Public Service Enterprise Group, Inc.	5,520	183,540
American Electric Power
Company, Inc.	5,210	181,256
PG&E Corp.	4,040	180,386
Entergy Corp.	2,060	168,590
FirstEnergy Corp.	3,320	154,214
Sempra Energy	2,690	150,586
Consolidated Edison, Inc.	3,060	139,016
PPL Corp.	4,110	132,794
Progress Energy, Inc.	3,040	124,670
Edison International	3,550	123,469
Xcel Energy, Inc.	4,980	105,725
AES Corp.*	7,280	96,897
Questar Corp.	1,900	78,983

		MARKET
	SHARES	VALUE

DTE Energy Co.	1,800	$78,462
Constellation Energy Group, Inc.	2,190	77,022
Ameren Corp.	2,580	72,111
Wisconsin Energy Corp.	1,280	63,782
EQT Corp.	1,430	62,806
CenterPoint Energy, Inc.	4,260	61,813
Northeast Utilities	1,910	49,259
NiSource, Inc.	3,010	46,294
SCANA Corp.	1,210	45,593
Allegheny Energy, Inc.	1,850	43,438
Pepco Holdings, Inc.	2,420	40,777
Pinnacle West Capital Corp.	1,100	40,238
CMS Energy Corp.	2,500	39,150
TECO Energy, Inc.	2,330	37,793
Integrys Energy Group, Inc.	830	34,852
Nicor, Inc.	491	20,671

Total Utilities		4,012,931

MATERIALS 1.2%
Monsanto Co.	5,940	485,595
Freeport-McMoRan Copper & Gold, Inc.*	4,691	376,640
Dow Chemical Co.	12,470	344,546
E.I. du Pont de Nemours and Co.	9,860	331,986
Praxair, Inc.	3,350	269,038
Newmont Mining Corp.	5,350	253,108
Air Products & Chemicals, Inc.	2,311	187,330
Alcoa, Inc.	10,630	171,356
Nucor Corp.	3,430	160,010
International Paper Co.	4,720	126,402
Ecolab, Inc.	2,590	115,488
PPG Industries, Inc.	1,821	106,601
Weyerhaeuser Co.	2,300	99,222
United States Steel Corp.	1,560	85,987
Vulcan Materials Co.	1,358	71,526
Sigma-Aldrich Corp.	1,320	66,700
Cliffs Natural Resources, Inc.	1,430	65,909
Owens-Illinois, Inc.*	1,830	60,152
MeadWestvaco Corp.	1,870	53,538
Ball Corp.	1,030	53,251
CF Industries Holdings, Inc.	530	48,113
Allegheny Technologies, Inc.	1,070	47,904
Eastman Chemical Co.	790	47,590
FMC Corp.	790	44,050
Airgas, Inc.	890	42,364
Sealed Air Corp.	1,730	37,818
International Flavors & Fragrances, Inc.	858	35,298
Bemis Co.	1,180	34,987
Pactiv Corp.*	1,440	34,762
AK Steel Holding Corp.	1,190	25,407
Titanium Metals Corp.*	920	11,518

Total Materials		3,894,196

28	|	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)
December 31, 2009
     S&P 500 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

TELECOMMUNICATION SERVICES 1.1%
AT&T, Inc.	64,360	$1,804,011
Verizon Communications, Inc.	30,980	1,026,367
American Tower Corp. — Class A*	4,380	189,260
Sprint Nextel Corp.*	32,380	118,511
CenturyTel, Inc.	3,250	117,683
Qwest Communications International, Inc.	16,200	68,202
Windstream Corp.	4,760	52,312
Frontier Communications Corp.	3,400	26,554
MetroPCS Communications, Inc.*	2,840	21,669

Total Telecommunication Services		3,424,569

Total Common Stocks
(Cost $65,477,924)		108,276,288

	FACE
	AMOUNT
REPURCHASE AGREEMENTS† 57.8%(b)
UBS Financial Services, Inc. issued 12/31/09 at 0.00% due 01/04/10	$79,421,371	79,421,371
Mizuho Financial Group, Inc. issued 12/31/09 at 0.00% due 01/04/10	61,337,135	61,337,135
Credit Suisse Group issued 12/31/09 at (0.02)% due 01/04/10††	47,371,444	47,371,444

Total Repurchase Agreements
(Cost $188,129,950)		188,129,950

Total Investments 91.1%
(Cost $253,607,874)		$296,406,238

Other Assets in Excess of Liabilities – 8.9%		$29,096,161

Net Assets – 100.0%		$325,502,399

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS PURCHASED(a)
March 2010 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $174,404,025)	3,141	$(884,491)

		UNREALIZED
	UNITS	GAIN (LOSS)

EQUITY INDEX SWAP AGREEMENTS(b)
Credit Suisse Capital, LLC January 2010 S&P 500 Index Swap, Terminating 01/04/10††† (Notional Market Value $222,072,245)	199,150	$1,636,295
Goldman Sachs International January 2010 S&P 500 Index Swap, Terminating 01/04/10††† (Notional Market Value $146,196,587)	131,106	(1,086,369)

(Total Notional Market Value $368,268,832)		$549,926

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 6.

††	All or a portion of this security is pledged as equity index swap collateral at December 31, 2009.

†††	Total Return based on S&P 500 Index +/- financing at a variable rate.
(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7. REIT — Real Estate Investment Trust.
See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	|	29

SCHEDULE OF INVESTMENTS
December 31, 2009
     INVERSE S&P 500 2x STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTES 45.0%(b)
Fannie Mae*
0.18% due 04/21/10	$15,000,000	$14,995,545
Freddie Mac*
0.21% due 01/11/10	25,000,000	24,999,900
0.13% due 05/07/10	25,000,000	24,989,750

Total Federal Agency Discount Notes
(Cost $64,980,098)		64,985,195

	CONTRACTS
OPTIONS PURCHASED 0.0% (b)**
April 2010 S&P 500 Index Mini Futures Contracts Expiring April 2010 with strike price of 1550	2,000	—
January 2010 S&P 500 Index Mini Futures Contracts Expiring January 2010 with strike price of 1550	1,500	—
March 2010 S&P 500 Index Mini Futures Contracts Expiring March 2010 with strike price of 1550	1,500	—

Total Options Purchased
(Cost $61,249)		—

	FACE
	AMOUNT
REPURCHASE AGREEMENTS† 51.7%(b)
Credit Suisse Group issued 12/31/09 at (0.02)% due 01/04/10††	$41,198,637	41,198,637
UBS Financial Services, Inc. issued 12/31/09 at 0.00% due 01/04/10	18,794,395	18,794,395
Mizuho Financial Group, Inc. issued 12/31/09 at 0.00% due 01/04/10	14,514,914	14,514,914

Total Repurchase Agreements
(Cost $74,507,946)		74,507,946

Total Investments 96.7%
(Cost $139,549,293)		$139,493,141

Other Assets in Excess of Liabilities – 3.3%		$4,726,704

Net Assets – 100.0%		$144,219,845

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

FUTURES CONTRACTS SOLD SHORT(a)
March 2010 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $24,097,850)	434	$110,692

	UNITS
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT(b)
Goldman Sachs International January 2010 S&P 500 Index Swap, Terminating 01/04/10††† (Notional Market Value $138,416,062)	124,129	$417,318
Credit Suisse Capital, LLC January 2010 S&P 500 Index Swap, Terminating 01/04/10††† (Notional Market Value $125,914,339)	112,918	(368,224)

(Total Notional Market Value $264,330,401)		$49,094

*	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

**	Security is fair valued.

†	Repurchase Agreements — See Note 6.

††	All or a portion of this security is pledged as equity index swap collateral at December 31, 2009.

†††	Total Return based on S&P 500 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.
30	|	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS
December 31, 2009
     NASDAQ-100® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 78.0%(a)

INFORMATION TECHNOLOGY 49.3%
Apple, Inc.*	127,830	$26,954,234
Qualcomm, Inc.	204,980	9,482,375
Microsoft Corp.	310,950	9,480,865
Google, Inc. — Class A*	15,040	9,324,499
Oracle Corp.	212,700	5,219,658
Cisco Systems, Inc.*	209,120	5,006,333
Intel Corp.	196,750	4,013,700
Research In Motion Ltd.*	57,850	3,907,189
eBay, Inc.*	98,120	2,309,745
Adobe Systems, Inc.*	52,230	1,921,019
Automatic Data Processing, Inc.	36,290	1,553,938
Symantec Corp.*	86,240	1,542,834

Cognizant Technology Solutions Corp. — Class A*	29,230	1,324,119
Activision Blizzard, Inc.*	115,240	1,280,316
Broadcom Corp. — Class A*	40,520	1,274,354
Marvell Technology Group Ltd.*	60,470	1,254,753
Intuit, Inc.*	40,570	1,245,905
NetApp, Inc.*	35,790	1,230,818
Yahoo!, Inc.*	68,530	1,149,933
CA, Inc.	50,990	1,145,235
Baidu, Inc. — SP ADR*	2,750	1,130,883
Paychex, Inc.	34,880	1,068,723
Dell, Inc.*	73,210	1,051,296
NVIDIA Corp.*	55,440	1,035,619
Applied Materials, Inc.	70,180	978,309
Altera Corp.	42,270	956,570
Fiserv, Inc.*	19,590	949,723
Xilinx, Inc.	37,380	936,743
Linear Technology Corp.	30,350	926,889
Citrix Systems, Inc.*	22,130	920,829
Seagate Technology	50,520	918,959
BMC Software, Inc.*	21,700	870,170
KLA-Tencor Corp.	21,070	761,891
Check Point Software
Technologies Ltd.*	20,990	711,141
SanDisk Corp.*	23,600	684,164
Flextronics International Ltd.*	89,670	655,488
Maxim Integrated Products, Inc.	30,560	620,368
Autodesk, Inc.*	24,360	618,988
Infosys Technologies Ltd. —
SP ADR	11,080	612,392
Electronic Arts, Inc.*	33,390	592,673
Flir Systems, Inc.*	16,160	528,755
Lam Research Corp.*	13,380	524,630
Microchip Technology, Inc.	15,540	451,592
VeriSign, Inc.*	18,460	447,470
Logitech International SA*	17,430	298,053

Total Information Technology		109,874,140

		MARKET
	SHARES	VALUE

HEALTH CARE 12.2%
Teva Pharmaceutical Industries Ltd. — SP ADR	75,170	$4,223,051
Gilead Sciences, Inc.*	90,180	3,902,990
Amgen, Inc.*	48,000	2,715,360
Celgene Corp.*	46,380	2,582,438
Express Scripts, Inc.*	24,940	2,156,063
Biogen Idec, Inc.*	31,990	1,711,465
Genzyme Corp.*	33,860	1,659,479
Intuitive Surgical, Inc.*	3,890	1,179,915
Life Technologies Corp.*	18,360	958,943
Vertex Pharmaceuticals, Inc.*	21,170	907,134
Warner Chilcott PLC*	25,500	725,985
Cerner Corp.*	8,270	681,779
Mylan Laboratories, Inc.*	31,590	582,204
Qiagen NV*	23,800	531,216
DENTSPLY International, Inc.	14,850	522,274
Henry Schein, Inc.*	9,180	482,868
Cephalon, Inc.*	7,400	461,834
Hologic, Inc.*	27,600	400,200
Illumina, Inc.*	12,500	383,125
Patterson Companies, Inc.*	11,940	334,081

Total Health Care		27,102,404

CONSUMER DISCRETIONARY 11.2%
Amazon.com, Inc.*	29,250	3,934,710
Comcast Corp. — Class A	146,930	2,477,240
Starbucks Corp.*	104,720	2,414,843
DIRECTV*	70,900	2,364,515
News Corp.	144,890	1,983,544
Bed Bath & Beyond, Inc.*	35,950	1,388,749
Staples, Inc.	49,380	1,214,254
Priceline.com, Inc.*	4,730	1,033,505
Sears Holdings Corp.*	12,300	1,026,435
Apollo Group, Inc. — Class A*	15,930	965,039
Mattel, Inc.	42,060	840,359
Wynn Resorts Ltd.	13,660	795,422
Expedia, Inc.*	28,910	743,276
Liberty Media Corp. — Interactive*	55,630	603,029
Urban Outfitters, Inc.*	16,950	593,081
Garmin Ltd.	18,940	581,458
Virgin Media, Inc.	34,260	576,596
Ross Stores, Inc.	12,880	550,105
O’Reilly Automotive, Inc.*	13,920	530,630
DISH Network Corp. — Class A	21,890	454,655

Total Consumer Discretionary		25,071,445

INDUSTRIALS 3.2%
Paccar, Inc.	41,470	1,504,117
First Solar, Inc.*	7,590	1,027,686
C.H. Robinson Worldwide, Inc.	16,870	990,775
Expeditors International of
Washington, Inc.	21,180	735,581
Fastenal Co.	14,430	600,865
Joy Global, Inc.	10,230	527,766

See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	|	31

SCHEDULE OF INVESTMENTS (concluded)
December 31, 2009
     NASDAQ-100® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Stericycle, Inc.*	9,010	$497,082
Cintas Corp.	18,660	486,093
J.B. Hunt Transport Services, Inc.	12,930	417,251
Foster Wheeler AG*	13,510	397,734

Total Industrials		7,184,950

TELECOMMUNICATION SERVICES 1.2%
Vodafone Group PLC — SP ADR	59,430	1,372,239
Millicom International Cellular SA	10,680	787,863
NII Holdings, Inc. — Class B*	16,440	552,055

Total Telecommunication Services		2,712,157

CONSUMER STAPLES 0.6%
Costco Wholesale Corp.	23,370	1,382,803

Total Consumer Staples		1,382,803

MATERIALS 0.3%
Sigma-Aldrich Corp.	11,890	600,802

Total Materials		600,802

Total Common Stocks
(Cost $88,506,246)		173,928,701

	FACE
	AMOUNT
REPURCHASE AGREEMENTS† 15.6%(b)
Credit Suisse Group
issued 12/31/09 at (0.02)%
due 01/04/10††	$28,052,017	28,052,017
UBS Financial Services, Inc. issued 12/31/09 at 0.00% due 01/04/10	3,858,356	3,858,356
Mizuho Financial Group, Inc. issued 12/31/09 at 0.00% due 01/04/10	2,979,808	2,979,808

Total Repurchase Agreements
(Cost $34,890,181)		34,890,181

Total Investments 93.6%
(Cost $123,396,427)		$208,818,882

Other Assets in Excess of Liabilities – 6.4%		$14,255,012

Net Assets – 100.0%		$223,073,894

		UNREALIZED
	CONTRACTS	GAIN

FUTURES CONTRACTS PURCHASED(a)
March 2010 NASDAQ-100 Index Mini Futures Contracts (Aggregate Market Value of Contracts $50,588,775)	1,359	$1,816,290

	UNITS
EQUITY INDEX SWAP AGREEMENTS(b)
Credit Suisse Capital, LLC January 2010 NASDAQ-100 Index Swap, Terminating 01/04/10††† (Notional Market Value $142,430,924)	76,563	$5,944,706
Goldman Sachs International January 2010 NASDAQ-100 Index Swap, Terminating 01/04/10††† (Notional Market Value $79,140,334)	42,541	3,275,949

(Total Notional Market Value
$221,571,258)		$9,220,655

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 6.

††	All or a portion of this security is pledged as equity index swap collateral at December 31, 2009.

†††	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7. ADR—American Depository Receipt.
32	|	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS
December 31, 2009
     INVERSE NASDAQ-100® 2x STRATEGY FUND

		MARKET
	CONTRACTS	VALUE

OPTIONS PURCHASED 0.0%(b)*
February 2010 NASDAQ-100 Index Mini Futures Contracts Expiring February 2010 with strike price of 2200	1,000	$—

Total Options Purchased
(Cost $9,750)		—

	FACE
	AMOUNT
REPURCHASE AGREEMENTS† 115.3%(b)
Credit Suisse Group
issued 12/31/09 at (0.02)%
due 01/04/10††	$28,530,959	28,530,959
UBS Financial Services, Inc. issued 12/31/09 at 0.00% due 01/04/10	28,294,690	28,294,690
Mizuho Financial Group, Inc. issued 12/31/09 at 0.00% due 01/04/10	21,851,993	21,851,993

Total Repurchase Agreements
(Cost $78,677,642)		78,677,642

Total Investments 115.3%
(Cost $78,687,392)		$78,677,642

Liabilities in Excess of
Other Assets – (15.3)%		$(10,468,404)

Net Assets – 100.0%		$68,209,238

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS SOLD SHORT(a)
March 2010 NASDAQ-100 Index Mini Futures Contracts (Aggregate Market Value of Contracts $4,541,450)	122	28,656

		UNREALIZED
	UNITS	LOSS

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT(b)
Goldman Sachs International January 2010 NASDAQ-100 Index Swap, Terminating 01/04/10††† (Notional Market Value $33,907,567)	18,227	$(1,241,240)
Credit Suisse Capital, LLC
January 2010 NASDAQ-100 Index
Swap, Terminating 01/04/10†††
(Notional Market Value
$98,100,946)	52,734	(2,755,840)

(Total Notional Market Value
$132,008,512)		$(3,997,080)

*	Security is fair valued.

†	Repurchase Agreements — See Note 6.

††	All or a portion of this security is pledged as equity index swap collateral at December 31, 2009.

†††	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.
See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	|	33

SCHEDULE OF INVESTMENTS
December 31, 2009
     DOW 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 48.0%(a)

INDUSTRIALS 9.7%
3M Co.	18,120	$1,497,980
United Technologies Corp.	18,116	1,257,431
Caterpillar, Inc.	18,120	1,032,659
Boeing Co.	18,120	980,836
General Electric Co.	18,120	274,156

Total Industrials		5,043,062

INFORMATION TECHNOLOGY 9.0%
International Business Machines Corp.	18,114	2,371,123
Hewlett-Packard Co.	18,120	933,361
Microsoft Corp.	18,120	552,479
Cisco Systems, Inc.*	18,120	433,793
Intel Corp.	18,111	369,464

Total Information Technology		4,660,220

CONSUMER STAPLES 6.9%
Procter & Gamble Co.	18,120	1,098,615
Coca-Cola Co.	18,120	1,032,840
Wal-Mart Stores, Inc.	18,117	968,354
Kraft Foods, Inc.	18,120	492,502

Total Consumer Staples		3,592,311

FINANCIALS 5.1%
The Travelers Companies, Inc.	18,120	903,463
JPMorgan Chase & Co.	18,117	754,936
American Express Co.	18,118	734,141
Bank of America Corp.	18,120	272,887

Total Financials		2,665,427

ENERGY 5.1%
Chevron Corp.	18,120	1,395,059
Exxon Mobil Corp.	18,120	1,235,603

Total Energy		2,630,662

CONSUMER DISCRETIONARY 4.3%
McDonald’s Corp.	18,120	1,131,413
Walt Disney Co.	18,118	584,305
Home Depot, Inc.	18,117	524,125

Total Consumer Discretionary		2,239,843

HEALTH CARE 4.1%
Johnson & Johnson	18,111	1,166,529
Merck & Company, Inc.	18,120	662,105
Pfizer, Inc.	18,120	329,603

Total Health Care		2,158,237

TELECOMMUNICATION SERVICES 2.1%
Verizon Communications, Inc.	18,115	600,150
AT&T, Inc.	18,113	507,707

Total Telecommunication Services		1,107,857

		MARKET
	SHARES	VALUE

MATERIALS 1.7%
E.I. du Pont de Nemours and Co.	18,120	$610,100
Alcoa, Inc.	18,116	292,030

Total Materials		902,130

Total Common Stocks
(Cost $17,698,270)		24,999,749

	FACE
	AMOUNT
REPURCHASE AGREEMENTS† 32.1%(b)
UBS Financial Services, Inc. issued 12/31/09 at 0.00% due 01/04/10	$7,387,385	7,387,385
Mizuho Financial Group, Inc. issued 12/31/09 at 0.00% due 01/04/10	5,705,278	5,705,278
Credit Suisse Group
issued 12/31/09 at (0.02)%
due 01/04/10††	3,634,930	3,634,930

Total Repurchase Agreements
(Cost $16,727,593)		16,727,593

Total Investments 80.1%
(Cost $34,425,863)		$41,727,342

Other Assets in Excess of Liabilities – 19.9%		$10,354,209

Net Assets – 100.0%		$52,081,551

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS PURCHASED(a)
March 2010 Dow Jones Industrial Average Index Mini Futures Contracts
(Aggregate Market Value of Contracts $42,237,375)	815	$(137,070)

34	|	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (concluded)
December 31, 2009
     DOW 2x STRATEGY FUND

		UNREALIZED
	UNITS	GAIN

EQUITY INDEX SWAP AGREEMENTS(b)
Goldman Sachs International January 2010 Dow Jones Industrial Average Index Swap, Terminating 01/04/10††† (Notional Market Value $24,480,972)	2,348	$214,632
Credit Suisse Capital, LLC January 2010 Dow Jones Industrial Average Index Swap, Terminating 01/04/10††† (Notional Market Value $12,450,700)	1,194	64,386

(Total Notional Market Value $36,931,672)		$279,018

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 6.

††	All or a portion of this security is pledged as equity index swap collateral at December 31, 2009.

†††	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.
See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDSANNUAL REPORT	|	35

SCHEDULE OF INVESTMENTS
December 31, 2009
     INVERSE DOW 2x STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS† 109.0%(b)
UBS Financial Services, Inc.
issued 12/31/09 at 0.00%
due 01/04/10	$17,517,364	$17,517,364
Mizuho Financial Group, Inc.
issued 12/31/09 at 0.00%
due 01/04/10	13,528,663	13,528,663
Credit Suisse Group
issued 12/31/09 at (0.02)%
due 01/04/10††	11,545,032	11,545,032

Total Repurchase Agreements
(Cost $42,591,059)		42,591,059

Total Investments 109.0%
(Cost $42,591,059)		$42,591,059

Liabilities in Excess of
Other Assets — (9.0)%		$(3,521,925)

Net Assets – 100.0%		$39,069,134

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS SOLD SHORT(a)
March 2010 Dow Jones
Industrial Average Index
Mini Futures Contracts
(Aggregate Market Value
of Contracts $8,810,250)	170	$105,117

	UNITS
EQUITY INDEX SWAP AGREEMENTS
SOLD SHORT(b)
Goldman Sachs International
January 2010 Dow Jones
Industrial Average Index
Swap, Terminating 01/04/10†††
(Notional Market Value
$9,844,671)	944	$38,325
Credit Suisse Capital, LLC
January 2010 Dow Jones
Industrial Average Index
Swap, Terminating 01/04/10†††
(Notional Market Value
$59,336,199)	5,690	(565,109)

(Total Notional Market Value $69,180,870)		$(526,784)

†	Repurchase Agreements — See Note 6.

††	All or a portion of this security is pledged as equity index swap collateral at December 31, 2009.

†††	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.
36	|	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS
December 31, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 69.1%(a)

FINANCIALS 13.8%
E*Trade Financial Corp.*	30,970	$54,197
Assured Guaranty Ltd.	2,420	52,659
Highwoods Properties, Inc.	1,418	47,290
MFA Mortgage Investments, Inc.	5,548	40,778
Platinum Underwriters Holdings
Ltd.	1,027	39,324
Prosperity Bancshares, Inc.	921	37,273
Stifel Financial Corp.*	599	35,485
ProAssurance Corp.*	655	35,180
National Retail Properties, Inc.	1,599	33,931
Westamerica Bancorporation	592	32,779
FirstMerit Corp.	1,620	32,627
Washington Real Estate Investment Trust	1,170	32,233
Omega Healthcare Investors, Inc.	1,651	32,112
Home Properties, Inc.	657	31,345
Tanger Factory Outlet Centers, Inc.	797	31,075
BioMed Realty Trust, Inc.	1,967	31,039
Apollo Investment Corp.	3,227	30,753
SVB Financial Group*	732	30,517
Montpelier Re Holdings Ltd.	1,727	29,912
American Campus Communities, Inc.	1,037	29,140
Developers Diversified Realty
Corp.	3,125	28,937
East West Bancorp, Inc.	1,830	28,914
Knight Capital Group, Inc. —
Class A*	1,858	28,613
Trustmark Corp.	1,241	27,972
Entertainment Properties Trust	768	27,087
Mid-America Apartment
Communities, Inc.	560	27,037
LaSalle Hotel Properties	1,270	26,962
Ares Capital Corp.	2,143	26,680
Kilroy Realty Corp.	859	26,346
Signature Bank*	809	25,807
UMB Financial Corp.	650	25,577
NewAlliance Bancshares, Inc.	2,127	25,545
Potlatch Corp.	796	25,376
Healthcare Realty Trust, Inc.	1,175	25,215
CBL & Associates Properties, Inc.	2,560	24,755
Equity Lifestyle Properties, Inc.	490	24,730
Hancock Holding Co.	550	24,084
Umpqua Holding Corp.	1,726	23,146
First Financial Bankshares, Inc.	420	22,777
Zenith National Insurance Corp.	752	22,395
Redwood Trust, Inc.	1,546	22,355
IBERIABANK Corp.	411	22,116
Old National Bancorp	1,719	21,367
Astoria Financial Corp.	1,719	21,367
Tower Group, Inc.	880	20,601

		MARKET
	SHARES	VALUE

Delphi Financial Group, Inc. —
Class A	920	$20,580
Cash America International, Inc.	588	20,556
Hatteras Financial Corp.	733	20,495
Max Capital Group Ltd.	919	20,494
DCT Industrial Trust, Inc.	4,062	20,391
Extra Space Storage, Inc.	1,728	19,958
Conseco, Inc.*	3,952	19,760
International Bancshares Corp.	1,037	19,630
RLI Corp.	368	19,596
Piper Jaffray Companies, Inc.*	386	19,535
DiamondRock Hospitality Co.	2,302	19,498
Starwood Property Trust, Inc.	988	19,483
Eastgroup Properties, Inc.	506	19,370
Franklin Street Properties
Corporation, Inc.	1,322	19,314
National Health Investors, Inc.	520	19,235
KBW, Inc.*	696	19,043
Sovran Self Storage, Inc.	527	18,830
Post Properties, Inc.	956	18,738
Capstead Mortgage Corp.	1,353	18,468
Argo Group International Holdings Ltd.*	612	17,834
PHH Corp.*	1,094	17,624
Selective Insurance Group, Inc.	1,060	17,437
PS Business Parks, Inc.	348	17,417
Starwood Property Trust, Inc.	920	17,379
Glacier Bancorp, Inc.	1,228	16,848
Sunstone Hotel Investors, Inc.*	1,876	16,659
Webster Financial Corp.	1,359	16,131
Medical Properties Trust, Inc.	1,599	15,990
Forestar Real Estate Group, Inc.*	712	15,650
Ezcorp, Inc. — Class A*	906	15,592
Anworth Mortgage Asset Corp.	2,225	15,575
FNB Corp.	2,276	15,454
United Bankshares, Inc.	763	15,237
Prospect Capital Corp.	1,263	14,916
First Financial Bancorp	1,024	14,909
Wintrust Financial Corp.	479	14,748
Pico Holdings, Inc.*	449	14,696
CVB Financial Corp.	1,695	14,645
Colonial Properties Trust	1,235	14,487
MGIC Investment Corp.*	2,500	14,450
Employers Holdings, Inc.	940	14,420
National Penn Bancshares, Inc.	2,489	14,411
Financial Federal Corp.	523	14,383
NBT Bancorp, Inc.	692	14,096
Portfolio Recovery Associates, Inc.*	308	13,823
Artio Global Investors, Inc.*	540	13,765
American Capital Ltd.*	5,597	13,657
MF Global Holdings Ltd.*	1,939	13,476
Acadia Realty Trust	797	13,445
Greenlight Capital Re Ltd. —
Class A*	558	13,152
optionsXpress Holdings, Inc.	843	13,024

See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	|	37

SCHEDULE OF INVESTMENTS (continued)
December 31, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Allied Capital Corp.*	3,575	$12,906
Investors Real Estate Trust	1,433	12,897
Park National Corp.	215	12,659
Provident Financial Services, Inc.	1,188	12,652
Community Bank System, Inc.	648	12,513
LTC Properties, Inc.	461	12,332
Alexander’s, Inc.*	40	12,177
Radian Group, Inc.	1,640	11,988
Brookline Bancorp, Inc.	1,184	11,733
First Midwest Bancorp, Inc.	1,076	11,718
World Acceptance Corp.*	327	11,716
Navigators Group, Inc.*	248	11,683
Lexington Realty Trust	1,905	11,582
U-Store-It Trust	1,567	11,470
Inland Real Estate Corp.	1,396	11,377
Dollar Financial Corp.*	480	11,357
Cousins Properties, Inc.	1,457	11,117
Infinity Property & Casualty Corp.	270	10,973
Ocwen Financial Corp.*	1,127	10,785
Equity One, Inc.	649	10,494
PacWest Bancorp	520	10,478
City Holding Co.	324	10,475
Investors Bancorp, Inc.*	940	10,284
First Cash Financial Services, Inc.*	461	10,230
Susquehanna Bancshares, Inc.	1,725	10,160
Chemical Financial Corp.	430	10,139
Texas Capital Bancshares, Inc.*	720	10,051
Horace Mann Educators Corp.	788	9,850
TrustCo Bank Corp.	1,519	9,570
DuPont Fabros Technology, Inc.	528	9,499
Pinnacle Financial Partners, Inc.*	664	9,442
Safety Insurance Group, Inc.	260	9,420
Enstar Group*	129	9,420
Hilltop Holdings, Inc.*	800	9,312
Parkway Properties, Inc.	430	8,953
Columbia Banking Systems, Inc.	551	8,915
MarketAxess Holdings, Inc.	639	8,882
Northwest Bancshares, Inc.	769	8,705
American Equity Investment Life Holding Co.	1,170	8,705
Simmons First National Corp.	313	8,701
Independent Bank Corp.	416	8,690
Cathay General Bancorp	1,148	8,667
Flagstone Reinsurance Holdings	780	8,533
Meadowbrook Insurance Group
Company, Inc.	1,146	8,480
Sterling Bancshares, Inc.	1,652	8,475
Harleysville Group, Inc.	264	8,393
Getty Realty Corp.	347	8,165
Home Bancshares, Inc.	339	8,160
eHealth, Inc.*	495	8,133
United Fire & Casualty Co.	437	7,967
S&T Bancorp, Inc.	468	7,961
First Commonwealth Financial
Corp.	1,699	7,900

		MARKET
	SHARES	VALUE

Boston Private Financial Holdings,
Inc.	1,360	$7,847
National Western Life Insurance
Co. — Class A	45	7,813
Cohen & Steers, Inc.	341	7,788
Banco Latinoamericano de
Exportaciones SA	552	7,673
Bank of the Ozarks, Inc.	260	7,610
First Potomac Realty Trust	595	7,479
Maiden Holdings Ltd.	1,000	7,320
Community Trust Bancorp, Inc.	299	7,311
Hercules Technology Growth
Capital, Inc.	698	7,252
American Capital Agency Corp.	272	7,219
Universal Health Realty Income
Trust	225	7,207
First Financial Corp.	235	7,172
GAMCO Investors, Inc. — Class A	148	7,147
SCBT Financial Corp.	257	7,116
Evercore Partners, Inc. — Class A	233	7,083
Riskmetrics Group, Inc.*	441	7,016
PrivateBancorp, Inc.	768	6,889
Tompkins Financial Corp.	170	6,885
Amerisafe, Inc.*	381	6,847
Fifth Street Finance Corp.	637	6,841
Flushing Financial Corp.	597	6,722
Nelnet, Inc. — Class A	381	6,565
National Financial Partners Corp.*	810	6,553
Tejon Ranch Co.*	223	6,516
Bank Mutual Corp.	939	6,498
Pennsylvania Real Estate Investment Trust	762	6,447
Walter Investment Management Corp.	449	6,434
Phoenix Companies, Inc.*	2,309	6,419
Nara Bancorp, Inc.*	566	6,418
Beneficial Mutual Bancorp, Inc.*	651	6,406
SWS Group, Inc.	525	6,353
Sun Communities, Inc.	320	6,320
Oppenheimer Holdings, Inc. —
Class A	190	6,312
American Physicians Capital, Inc.	203	6,155
Compass Diversified Trust	480	6,125
Urstadt Biddle Properties, Inc.	400	6,108
Dime Community Bancshares	520	6,094
Duff & Phelps Corp. — Class A	333	6,081
GFI Group, Inc.	1,297	5,927
Provident New York Bancorp	689	5,815
United America Indemnity Ltd. — Class A*	730	5,782
Suffolk Bancorp	194	5,762
Renasant Corp.	423	5,753
Danvers Bancorp, Inc.	440	5,716
WesBanco, Inc.	460	5,676
Berkshire Hills Bancorp, Inc.	274	5,666

38	|	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)
December 31, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

MCG Capital Corp.*	1,310	$5,659
FPIC Insurance Group, Inc.*	146	5,639
Univest Corporation of Pennsylvania	318	5,575
Harleysville National Corp.	859	5,532
Ashford Hospitality Trust, Inc.*	1,167	5,415
Amtrust Financial Services, Inc.	454	5,366
State Auto Financial Corp.	290	5,365
Tradestation Group, Inc.*	671	5,294
Oriental Financial Group	490	5,292
Northfield Bancorp, Inc.	390	5,273
Cedar Shopping Centers, Inc.	775	5,270
Southside Bancshares, Inc.	266	5,219
Capital Southwest Corp.	66	5,201
First Industrial Realty Trust, Inc.*	990	5,178
CNA Surety Corp.*	344	5,122
Westfield Financial, Inc.	619	5,107
Advance America Cash Advance Centers, Inc.	917	5,099
iStar Financial Inc.*	1,989	5,092
MVC Capital, Inc.	430	5,074
Camden National Corp.	155	5,069
Cardinal Financial Corp.	578	5,052
SeaBright Insurance Holdings, Inc.*	430	4,941
Credit Acceptance Corp.*	116	4,884
Education Realty Trust, Inc.	1,002	4,850
SY Bancorp, Inc.	227	4,846
Arrow Financial Corp.	193	4,825
TowneBank	411	4,800
Ambac Financial Group, Inc.*	5,751	4,773
1st Source Corp.	296	4,763
FBL Financial Group, Inc. — Class A	256	4,741
Ramco-Gershenson Properties Trust	494	4,713
Lakeland Financial Corp.	273	4,709
FelCor Lodging Trust, Inc.*	1,303	4,691
Bancfirst Corp.	126	4,667
Triko Bancshares	280	4,662
Encore Capital Group, Inc.*	265	4,611
Broadpoint Gleacher Securities, Inc.*	1,032	4,603
Union Bankshares Corp.	370	4,584
Home Federal Bancorp, Inc.	340	4,525
Washington Trust Bancorp, Inc.	289	4,503
StellarOne Corp.	452	4,502
Calamos Asset Management,
Inc. — Class A	390	4,497
NorthStar Realty Finance Corp.	1,299	4,456
CapLease, Inc.	1,017	4,454
Citizens, Inc.*	669	4,369
PennantPark Investment Corp.	488	4,353
BankFinancial Corp.	432	4,277
United Financial Bancorp, Inc.	326	4,274
Great Southern Bancorp, Inc.	200	4,272
Saul Centers, Inc.	130	4,259
BGC Partners, Inc. — Class A	916	4,232
Baldwind & Lyons, Inc. — Class B	170	4,184

		MARKET
	SHARES	VALUE

Safeguard Scientifics, Inc.*	404	$4,165
PMA Capital Corp.*	651	4,101
First Bancorp	292	4,079
National Bankshares, Inc.	140	3,961
First Mercury Financial Corp.	288	3,948
First Financial Holdings, Inc.	302	3,923
Republic Bancorp, Inc.	189	3,893
Westwood Holdings Group, Inc.	107	3,888
Stewart Information Services Corp.	342	3,858
Presidential Life Corp.	418	3,825
International Assets Holding Corp.*	260	3,780
Consolidated-Tomoka Land Co.	108	3,774
First Bancorp Puerto Rico	1,623	3,733
Kite Realty Group Trust	917	3,732
Heartland Financial USA, Inc.	258	3,702
Pacific Continental Corp.	322	3,684
The PMI Group, Inc.*	1,460	3,679
Kearny Financial Corp.	364	3,669
Orrstown Financial Services, Inc.	105	3,662
German American Bancorp	225	3,656
Donegal Group, Inc. — Class A	231	3,590
ESSA Bancorp, Inc.	306	3,580
United Community Banks, Inc.*	1,036	3,512
Penson Worldwide Company, Inc.*	386	3,497
WSFS Financial Corp.	136	3,486
NGP Capital Resources Co.	428	3,480
Western Alliance Bancorp*	916	3,462
Agree Realty Corp.	148	3,447
Associated Estates Realty Corp.	303	3,415
Cogdell Spencer, Inc.	601	3,402
First Community Bancshares, Inc.	279	3,362
Centerstate Banks of Florida, Inc.	326	3,289
Bank of Marin Bancorp	100	3,256
Gladstone Capital Corp.	422	3,249
Capital City Bank Group, Inc.	234	3,239
TICC Capital Corp.	535	3,237
Monmouth Real Estate Investment
Corp. — Class A	432	3,214
US Global Investors, Inc. — Class A	258	3,176
Wilshire Bancorp, Inc.	383	3,137
Eagle Bancorp, Inc.*	298	3,120
LaBranche & Company, Inc.*	1,096	3,113
Life Partners Holdings, Inc.	146	3,094
Abington Bancorp, Inc.	439	3,025
American Physicians Service Group, Inc.	130	2,999
Kayne Anderson Energy
Development Co.	204	2,968
Glimcher Realty Trust	1,099	2,967
Cardtronics, Inc.*	267	2,956
ViewPoint Financial Group	205	2,954
Hersha Hospitality Trust	940	2,952
Bridge Bancorp, Inc.	120	2,885
First of Long Island Corp.	114	2,879
Sandy Spring Bancorp, Inc.	321	2,854

See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	|	39

SCHEDULE OF INVESTMENTS (continued)
December 31, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

JMP Group, Inc.	290	$2,819
Strategic Hotel Capital, Inc.*	1,502	2,794
Epoch Holding Corp.	264	2,759
Oritani Financial Corp.	200	2,746
CoBiz Financial, Inc.	578	2,746
CNB Financial Corp.	170	2,718
First Bancorp, Inc.	176	2,714
Ames National Corp.	126	2,660
American National Bankshares, Inc.	121	2,650
Bancorp, Inc.*	385	2,641
Financial Institutions, Inc.	222	2,615
First Marblehead Corp.*	1,227	2,614
Harris & Harris Group, Inc.*	568	2,596
Lakeland Bancorp, Inc.	406	2,594
Sterling Bancorp	360	2,570
Kansas City Life Insurance Co.	86	2,559
Winthrop Realty Trust	232	2,520
Washington Banking Co.	210	2,507
First Merchants Corp.	419	2,489
Mission West Properties	345	2,481
Medallion Financial Corp.	302	2,467
American Safety Insurance Holdings Ltd.*	170	2,457
First Busey Corp.	630	2,451
Main Street Capital Corp.	148	2,386
Triangle Capital Corp.	196	2,370
First Financial Northwest, Inc.	360	2,358
ESB Financial Corp.	178	2,353
Avatar Holdings, Inc.*	138	2,347
Shore Bancshares, Inc.	161	2,328
Diamond Hill Investment Group, Inc.	36	2,312
Heritage Financial Corp.	166	2,287
Alliance Financial Corp.	84	2,281
Gladstone Commercial Corp.	170	2,280
Oceanfirst Financial Corp.	201	2,271
Penns Woods Bancorp, Inc.	70	2,271
Merchants Bancshares, Inc.	100	2,264
EMC Insurance Group, Inc.	104	2,237
Gramercy Capital Corp.*	860	2,227
FBR Capital Markets Corp.*	360	2,225
Tower Bancorp, Inc.	97	2,216
NewStar Financial, Inc.*	561	2,199
Northrim BanCorp, Inc.	130	2,194
Home Bancorp, Inc.*	180	2,194
Peapack Gladstone Financial Corp.	170	2,156
China Housing & Land Development,
Inc.*	520	2,148
Center Bancorp, Inc.	240	2,141
BlackRock Kelso Capital Corp.	250	2,130
Citizens Banking Corp.*	3,058	2,110
Sanders Morris Harris Group	383	2,107
State Bancorp, Inc.	294	2,090
National Interstate Corp.	122	2,069
Bryn Mawr Bank Corp.	137	2,067

		MARKET
	SHARES	VALUE

Bancorp Rhode Island, Inc.	80	$2,054
Resource Capital Corp.	416	2,047
Asset Acceptance Capital Corp.*	300	2,034
Southwest Bancorp, Inc.	288	1,999
Mercer Insurance Group, Inc.	110	1,999
Peoples Bancorp, Inc.	206	1,994
United Security Bancshares, Inc.	116	1,988
Roma Financial Corp.	160	1,978
Ameris Bancorp	274	1,964
Gladstone Investment Corp.	430	1,961
Care Investment Trust, Inc.	248	1,929
Virtus Investment Partners, Inc.*	121	1,924
Dynex Capital, Inc.	220	1,921
MainSource Financial Group, Inc.	400	1,912
Citizens & Northern Corp.	197	1,879
Cowen Group, Inc.*	310	1,835
First Defiance Financial Corp.	160	1,806
Citizens Holding Co.	80	1,791
Rockville Financial, Inc.	170	1,785
Ohio Valley Banc Corp.	80	1,762
First South Bancorp, Inc.	171	1,761
Enterprise Financial Services Corp.	225	1,735
Smithtown Bancorp, Inc.	289	1,720
Meridian Interstate Bancorp, Inc.*	196	1,703
RAIT Investment Trust*	1,297	1,699
Clifton Savings Bancorp, Inc.	180	1,687
South Financial Group, Inc.	2,591	1,670
Kohlberg Capital Corp.	364	1,660
NYMAGIC, Inc.	100	1,659
Bar Harbor Bankshares	60	1,647
Crawford & Co. — Class B*	418	1,647
Rewards Network, Inc.	130	1,643
Chicopee Bancorp, Inc.*	130	1,622
Thomas Weisel Partners Group, Inc.*	422	1,595
Cape Bancorp, Inc.*	230	1,546
UMH Properties, Inc.	182	1,543
NASB Financial, Inc.	66	1,537
West Bancorporation	310	1,528
Universal Insurance Holdings, Inc.	260	1,526
Hallmark Financial Services, Inc.*	190	1,512
Century Bancorp, Inc.	66	1,454
Legacy Bancorp, Inc.	146	1,440
Old Second Bancorp, Inc.	208	1,433
Peoples Financial Corp.	70	1,422
Metro Bancorp, Inc.*	112	1,408
Guaranty Bancorp*	1,047	1,382
Sierra Bancorp	171	1,305
Eastern Insurance Holdings, Inc.	150	1,293
Farmers Capital Bank Corp.	126	1,288
Midsouth Bancorp, Inc.	92	1,279
Norwood Financial Corp.	44	1,258
Enterprise Bancorp, Inc.	110	1,205
Yadkin Valley Financial Corp.	327	1,197
Tree.com, Inc.*	130	1,190

40	|	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)
December 31, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Pzena Investment Management,
Inc. — Class A*	146	$1,188
Bank of Kentucky Financial Corp.	60	1,127
Primus Guaranty Ltd.*	369	1,125
Santander BanCorp*	90	1,105
CompuCredit Holdings Corp.	329	1,096
Fox Chase Bancorp, Inc.*	110	1,047
Auburn National Bancorporation, Inc.	52	1,024
Resource America, Inc. — Class A	247	998
Banner Corp.	367	984
Sun Bancorp, Inc.*	261	979
Pacific Capital Bancorp	926	889
Wilber Corp.	120	864
Porter Bancorp, Inc.	55	827
Flagstar Bancorp, Inc.*	1,339	803
Northeast Community Bancorp, Inc.	120	788
Independence Holding Co.	134	777
Central Pacific Financial Corp.*	589	772
First Financial Service Corp.	80	725
Territorial Bancorp, Inc.*	40	722
K-Fed Bancorp	80	703
Government Properties Income Trust	30	689
Pennymac Mortgage Investment Trust*	40	687
Invesco Mortgage Capital, Inc.	30	683
Cypress Sharpridge Investments, Inc.	50	676
American Realty Investors, Inc.*	55	674
Prudential Bancorp of Pennsylvania, Inc.	70	666
First Acceptance Corp.*	337	657
Sterling Financial Corp.*	1,051	652
Hampton Roads Bankshares, Inc.	365	631
Old Point Financial Corp.	40	622
Kentucky First Federal Bancorp	56	616
Republic First Bancorp, Inc.*	143	611
Premierwest Bancorp	429	609
Brooklyn Federal Bancorp, Inc.	56	562
California First National Bancorp	40	522
Doral Financial Corp.*	108	392
Cheviot Financial Corp.	50	370
QC Holdings, Inc.	74	356
Heritage Financial Group	42	305
First California Financial Group, Inc.*	110	301
Waterstone Financial, Inc.*	145	297
Transcontinental Realty Investors, Inc.*	20	238

Total Financials		3,713,817

INFORMATION TECHNOLOGY 12.7%
3Com Corp.*	7,759	58,192
Solera Holdings, Inc.	1,402	50,486
Skyworks Solutions, Inc.*	3,354	47,593
Informatica Corp.*	1,746	45,152

		MARKET
	SHARES	VALUE

Atheros Communications, Inc.*	1,261	$43,177
Polycom, Inc.*	1,670	41,700
Jack Henry & Associates, Inc.	1,679	38,818
Parametric Technology Corp.*	2,310	37,745
TIBCO Software, Inc.*	3,510	33,801
Concur Technologies, Inc.*	790	33,772
Palm, Inc.*	3,279	32,921
Unisys Corp.*	834	32,159
Blackboard, Inc.*	644	29,231
CACI International, Inc. — Class A*	595	29,066
Microsemi Corp.*	1,620	28,755
Arris Group, Inc.*	2,483	28,381
Anixter International, Inc.*	597	28,119
Rackspace Hosting*	1,330	27,730
Cybersource Corp.*	1,377	27,691
Mercadolibre, Inc.*	521	27,024
RF Micro Devices, Inc.*	5,312	25,338
Plantronics, Inc.	975	25,330
Riverbed Technology, Inc.*	1,090	25,037
ADTRAN, Inc.	1,100	24,805
Benchmark Electronics, Inc.*	1,310	24,772
Wright Express Corp.*	767	24,437
VeriFone Holdings, Inc.*	1,440	23,587
Veeco Instruments, Inc.*	707	23,359
InterDigital, Inc.*	880	23,355
Progress Software Corp.*	789	23,047
Cymer, Inc.*	596	22,874
Plexus Corp.*	794	22,629
Quest Software, Inc.*	1,223	22,503
Tessera Technologies, Inc.*	967	22,502
Blue Coat Systems, Inc.*	788	22,490
TiVo, Inc.*	2,159	21,979
Ariba, Inc.*	1,747	21,872
Formfactor, Inc.*	989	21,521
Mantech International Corp. — Class A*	442	21,340
Euronet Worldwide, Inc.*	972	21,335
Gartner, Inc. — Class A*	1,175	21,197
Synaptics, Inc.*	690	21,148
Fair Isaac Corp.	976	20,799
Semtech Corp.*	1,219	20,735
Blackbaud, Inc.	874	20,653
Digital River, Inc.*	755	20,377
Tekelec*	1,327	20,277
Commvault Systems, Inc.*	827	19,592
Comtech Telecommunications Corp.*	557	19,523
AsiaInfo Holdings, Inc.*	617	18,800
Lawson Software, Inc.*	2,763	18,374
j2 Global Communications, Inc.*	898	18,274
Emulex Corp.*	1,664	18,138
Acxiom Corp.*	1,346	18,063
Triquint Semiconductor, Inc.*	2,953	17,718
MAXIMUS, Inc.	354	17,700
EarthLink, Inc.	2,119	17,609

See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	|	41

SCHEDULE OF INVESTMENTS (continued)
December 31, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

ValueClick, Inc.*	1,740	$17,609
Power Integrations, Inc.	480	17,453
FEI Co.*	745	17,403
MicroStrategy, Inc. — Class A*	185	17,394
Hittite Microwave Corp.*	425	17,319
Cavium Networks, Inc.*	726	17,301
MKS Instruments, Inc.*	992	17,271
Mentor Graphics Corp.*	1,882	16,618
ViaSat, Inc.*	522	16,589
Netlogic Microsystems, Inc.*	358	16,561
Taleo Corp.*	691	16,252
Monolithic Power Systems, Inc.*	676	16,204
Take-Two Interactive Software, Inc.*	1,609	16,170
Intermec, Inc.*	1,246	16,024
SRA International, Inc. — Class A*	832	15,891
Amkor Technology, Inc.*	2,178	15,594
Websense, Inc.*	886	15,470
Cabot Microelectronics Corp.*	466	15,359
GSI Commerce, Inc.*	594	15,082
SuccessFactors, Inc.*	902	14,955
Netgear, Inc.*	689	14,944
Infinera Corp.*	1,679	14,893
OmniVision Technologies, Inc.*	1,008	14,646
JDA Software Group, Inc.*	566	14,416
Scansource, Inc.*	536	14,311
Cognex Corp.	802	14,211
Ultimate Software Group, Inc.*	482	14,156
DealerTrack Holdings, Inc.*	750	14,092
Sapient Corp.*	1,689	13,968
Littelfuse, Inc.*	426	13,696
Entegris, Inc.*	2,586	13,654
Rofin-Sinar Technologies, Inc.*	577	13,623
Diodes, Inc.*	662	13,538
CSG Systems International, Inc.*	705	13,458
TNS, Inc.*	509	13,076
Teletech Holdings, Inc.*	648	12,979
Electronics for Imaging, Inc.*	990	12,880
Coherent, Inc.*	430	12,784
Aruba Networks, Inc.*	1,180	12,579
Quantum Corp.*	4,205	12,321
Tyler Technologies, Inc.*	615	12,245
Net 1 UEPS Technologies, Inc.*	630	12,235
Advent Software, Inc.*	299	12,178
Harmonic, Inc.*	1,910	12,090
United Online, Inc.	1,680	12,079
ADC Telecommunications, Inc.*	1,927	11,967
ACI Worldwide, Inc.*	697	11,954
Checkpoint Systems, Inc.*	780	11,895
DTS, Inc. — Class A*	347	11,871
DG FastChannel, Inc.*	423	11,814
SYNNEX Corp.*	380	11,651
Sourcefire, Inc.*	435	11,636
ATMI, Inc.*	619	11,526
Zoran Corp.*	1,038	11,470
Park Electrochemical Corp.	414	11,443

		MARKET
	SHARES	VALUE

Art Technology Group, Inc.*	2,537	$11,442
L-1 Identity Solutions, Inc.*	1,494	11,190
Brooks Automation, Inc.*	1,289	11,060
Manhattan Associates, Inc.*	456	10,958
Insight Enterprises, Inc.*	917	10,472
SAVVIS, Inc.*	727	10,214
Pegasystems, Inc.	297	10,098
Syntel, Inc.	264	10,040
Heartland Payment Systems, Inc.	761	9,992
Advanced Energy Industries, Inc.*	658	9,923
TTM Technologies, Inc.*	860	9,916
Applied Micro Circuits Corp.*	1,317	9,838
Black Box Corp.	347	9,834
MTS Systems Corp.	340	9,772
ArcSight, Inc.*	372	9,516
Rogers Corp.*	310	9,396
Netezza Corp.*	953	9,244
NIC, Inc.	1,008	9,213
Standard Microsystems Corp.*	440	9,143
EPIQ Systems, Inc.*	648	9,066
Cogent, Inc.*	852	8,852
Cirrus Logic, Inc.*	1,295	8,832
Bottomline Technologies, Inc.*	501	8,803
Sonus Networks, Inc.*	4,136	8,727
Volterra Semiconductor Corp.*	454	8,680
ModusLink Global Solutions, Inc.*	912	8,582
Acme Packet, Inc.*	779	8,569
OSI Systems, Inc.*	308	8,402
SonicWALL, Inc.*	1,077	8,196
Maxwell Technologies, Inc.*	458	8,171
Adaptec, Inc.*	2,439	8,171
Forrester Research, Inc.*	314	8,148
Harris Stratex Networks — Class A*	1,177	8,133
STEC, Inc.*	495	8,088
Switch and Data Facilities Co.*	400	8,084
Sycamore Networks, Inc.	385	8,050
Terremark Worldwide, Inc.*	1,153	7,887
IPG Photonics Corp.*	467	7,818
Constant Contact, Inc.*	480	7,680
TeleCommunication Systems, Inc. — Class A*	792	7,667
Compellent Technologies, Inc.*	338	7,666
RightNow Technologies, Inc.*	439	7,625
Micrel, Inc.	910	7,462
comScore, Inc.*	425	7,459
Echelon Corp.*	645	7,456
Brightpoint, Inc.*	1,012	7,438
Faro Technologies, Inc.*	342	7,332
Kulicke & Soffa Industries, Inc.*	1,360	7,330
Universal Display Corp.*	589	7,280
Epicor Software Corp.*	939	7,155
Netscout Systems, Inc.*	488	7,144
Avid Technology, Inc.*	558	7,120
Ebix, Inc.*	145	7,080

42	|	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)
December 31, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Stratasys, Inc.*	409	$7,068
Ultratech, Inc.*	470	6,984
S1 Corp.*	1,057	6,892
THQ, Inc.*	1,350	6,804
Oplink Communications, Inc.*	408	6,687
Newport Corp.*	727	6,681
Loral Space & Communications, Inc.*	208	6,575
Cohu, Inc.	469	6,543
CTS Corp.	676	6,503
Methode Electronics, Inc. — Class A	749	6,501
Supertex, Inc.*	218	6,496
3PAR, Inc.*	546	6,470
China Security & Surveillance Technology, Inc.*	830	6,341
Sigma Designs, Inc.*	588	6,292
Lattice Semiconductor Corp.*	2,311	6,240
i2 Technologies, Inc.*	326	6,233
RealNetworks, Inc.*	1,660	6,159
Daktronics, Inc.	665	6,125
Actel Corp.*	515	6,118
Vocus, Inc.*	339	6,102
Kenexa Corp. — Class A*	462	6,029
Synchronoss Technologies, Inc.*	380	6,008
Knot, Inc.*	594	5,982
Infospace, Inc.*	697	5,973
Pericom Semiconductor Corp.*	508	5,857
Electro Scientific Industries, Inc.*	540	5,843
LivePerson, Inc.*	830	5,785
Global Cash Access Holdings, Inc.*	759	5,685
SolarWinds, Inc.*	247	5,683
Radiant Systems, Inc.*	546	5,678
Kopin Corp.*	1,350	5,643
infoGROUP, Inc.*	681	5,462
ExlService Holdings, Inc.*	300	5,448
Multi-Fineline Electronix, Inc.*	192	5,447
NetSuite, Inc.*	340	5,433
Anadigics, Inc.*	1,268	5,351
Imation Corp.*	597	5,206
Cass Information Systems, Inc.	171	5,198
Smith Micro Software, Inc.*	568	5,192
Move, Inc.*	3,083	5,118
Super Micro Computer, Inc.*	460	5,115
Extreme Networks, Inc.*	1,782	5,114
ShoreTel, Inc.*	883	5,104
Rubicon Technology, Inc.*	250	5,077
Ceva, Inc.*	390	5,015
Intevac, Inc.*	436	5,001
Exar Corp.*	699	4,970
Utstarcom, Inc.*	2,258	4,945
Mercury Computer Systems, Inc.*	448	4,932
Internet Capital Group, Inc.*	736	4,894
Novatel Wireless, Inc.*	609	4,854
Perficient, Inc.*	570	4,805
Ciber, Inc.*	1,382	4,768
Internap Network Services Corp.*	1,007	4,733

		MARKET
	SHARES	VALUE

MoneyGram International, Inc.*	1,649	$4,733
Comverge, Inc.*	420	4,721
Photronics, Inc.*	1,056	4,699
Ixia*	620	4,613
Interactive Intelligence, Inc.*	250	4,610
Smart Modular Technologies (WWH),
Inc.*	730	4,592
Hughes Communications, Inc.*	175	4,555
Symmetricom, Inc.*	867	4,508
iGate Corp.	446	4,460
Digi International, Inc.*	488	4,451
Cray, Inc.*	692	4,443
EMS Technologies, Inc.*	304	4,408
Bel Fuse, Inc. — Class B	205	4,405
Radisys Corp.*	461	4,403
Anaren, Inc.*	290	4,364
Electro Rent Corp.	371	4,281
Internet Brands, Inc. — Class A*	546	4,275
Techwell, Inc.*	321	4,237
Silicon Graphics International Corp.*	597	4,185
KVH Industries, Inc.*	281	4,145
Seachange International, Inc.*	629	4,133
Silicon Storage Technology, Inc.*	1,592	4,076
Rudolph Technologies, Inc.*	605	4,066
LoopNet, Inc.*	399	3,966
PROS Holdings, Inc.*	382	3,954
MIPS Technology, Inc.*	891	3,894
Monotype Imaging Holdings, Inc.*	430	3,883
Actuate Corp.*	901	3,856
Silicon Image, Inc.*	1,489	3,842
Ness Technologies, Inc.*	777	3,807
NVE Corp.*	92	3,801
Openwave Systems, Inc.*	1,658	3,780
Airvana, Inc.*	495	3,762
Symyx Technologies, Inc.*	676	3,718
NCI, Inc.*	134	3,705
DivX, Inc.*	647	3,649
Isilon Systems, Inc.*	523	3,588
Technitrol, Inc.	816	3,574
IXYS Corp.*	470	3,487
DemandTec, Inc.*	395	3,464
Web.com Group, Inc.*	525	3,428
Cogo Group, Inc.*	460	3,390
Advanced Analogic Technologies*	859	3,384
Double-Take Software, Inc.*	337	3,367
China Information Security
Technology, Inc.*	545	3,357
Powerwave Technologies, Inc.*	2,641	3,328
Vasco Data Security International*	528	3,311
Globecomm Systems, Inc.*	422	3,300
Rimage Corp.*	190	3,295
Entropic Communications, Inc.*	1,063	3,263
Opnet Technologies, Inc.	260	3,169
Liquidity Services, Inc.*	301	3,031
Integral Systems, Inc.*	348	3,014

See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	|	43

SCHEDULE OF INVESTMENTS (continued)
December 31, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Measurement Specialties, Inc.*	287	$2,884
Tier Technologies, Inc. — Class B*	360	2,880
FalconStor Software, Inc.*	689	2,797
Deltek, Inc.*	359	2,793
Agilysys, Inc.	299	2,721
Online Resources Corp.*	510	2,683
Lionbridge Technologies, Inc.*	1,149	2,643
American Software, Inc. — Class A	440	2,640
Limelight Networks, Inc.*	669	2,629
Keynote Systems, Inc.	238	2,597
Immersion Corp.*	563	2,573
DSP Group, Inc.*	450	2,533
BigBand Networks, Inc.*	708	2,436
Support.com, Inc.*	917	2,421
Innodata Isogen, Inc.*	430	2,382
Spectrum Control, Inc.*	250	2,368
Computer Task Group, Inc.*	295	2,363
Microtune, Inc.*	1,039	2,348
Virtusa Corp.*	259	2,347
Trident Microsystems, Inc.*	1,258	2,340
Network Equipment Technologies,
Inc.*	577	2,337
Rosetta Stone, Inc.*	130	2,334
PLX Technology, Inc.*	717	2,316
PC-Tel, Inc.*	377	2,232
Unica Corp.*	279	2,162
ICx Technologies, Inc.*	227	2,161
ActivIdentity Corp.*	917	2,155
Zix Corp.*	1,258	2,151
White Electronics Designs Corp.*	460	2,148
Hackett Group, Inc.*	769	2,138
Dice Holdings, Inc.*	314	2,057
Marchex, Inc.	398	2,022
Saba Software, Inc.*	488	2,020
Zygo Corp.*	300	2,019
GSE Systems, Inc.*	368	2,017
Phoenix Technologies, Ltd.*	702	1,931
CPI International, Inc.*	143	1,893
Virage Logic Corp.*	329	1,810
Dynamics Research Corp.*	170	1,804
OpenTable, Inc.*	70	1,782
SRS Labs, Inc.*	240	1,759
Startek, Inc.*	228	1,705
Chordiant Software, Inc.*	599	1,647
GSI Technology, Inc.*	365	1,635
Emcore Corp.*	1,501	1,606
Callidus Software, Inc.*	520	1,570
Information Services Group, Inc.*	481	1,525
QAD, Inc.	247	1,509
Pervasive Software, Inc.*	306	1,475
Communications Systems, Inc.	116	1,443
Renaissance Learning, Inc.	126	1,431
DDi Corp.*	290	1,418
China TransInfo Technology Corp.*	170	1,389
Travelzoo, Inc.*	110	1,352

		MARKET
	SHARES	VALUE

TechTarget, Inc.*	240	$1,351
ePlus, Inc.*	80	1,321
PC Connection, Inc.*	185	1,249
Parkervision, Inc.*	651	1,191
X-Rite, Inc.*	517	1,127
PC Mall, Inc.*	205	1,070
Ipass, Inc.*	1,008	1,048
Opnext, Inc.*	551	1,047
MEMSIC, Inc.*	309	1,014
PAR Technology Corp.*	170	983
Imergent, Inc.	150	911
RAE Systems, Inc.*	817	899
eLoyalty Corp.*	126	866
LogMeIn, Inc.*	20	399

Total Information Technology		3,404,513

INDUSTRIALS 10.9%
UAL Corp.*	3,275	42,280
Nordson Corp.	670	40,991
Watson Wyatt Worldwide Co.*	843	40,059
GrafTech International Ltd.*	2,409	37,460
Regal-Beloit Corp.	705	36,618
American Superconductor Corp.*	866	35,419
EMCOR Group, Inc.*	1,309	35,212
Tetra Tech, Inc.*	1,210	32,876
Clarcor, Inc.	1,008	32,700
Woodward Governor Co.	1,208	31,130
Acuity Brands, Inc.	856	30,508
Brady Corp. — Class A	959	28,780
Curtiss-Wright Corp.	907	28,407
Teledyne Technologies, Inc.*	717	27,504
JetBlue Airways Corp.*	5,015	27,332
United Stationers, Inc.*	475	27,004
Avis Budget Group, Inc.*	2,038	26,739
Baldor Electric Co.	944	26,517
Moog, Inc. — Class A*	898	26,249
Watsco, Inc.	528	25,861
Clean Harbors, Inc.*	429	25,573
MPS Group, Inc.*	1,837	25,240
Hexcel Corp.*	1,931	25,064
Actuant Corp. — Class A	1,346	24,941
Alaska Air Group, Inc.*	717	24,780
HNI Corp.	895	24,729
Esterline Technologies Corp.*	598	24,380
Genesee & Wyoming, Inc. — Class A*	737	24,056
Kaydon Corp.	660	23,602
Granite Construction, Inc.	690	23,225
Geo Group, Inc.*	1,025	22,427
Knight Transportation, Inc.	1,138	21,952
Heico Corp.	466	20,658
Belden CDT, Inc.	941	20,627
Simpson Manufacturing Company,
Inc.	761	20,463
HUB Group, Inc. — Class A*	740	19,854

44	|	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)
December 31, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

ABM Industries, Inc.	927	$19,152
Resources Connection, Inc.*	895	18,992
SkyWest, Inc.	1,120	18,950
A.O. Smith Corp.	436	18,918
ESCO Technologies, Inc.	523	18,750
Healthcare Services Group, Inc.	870	18,670
Briggs & Stratton Corp.	997	18,654
Applied Industrial Technologies, Inc.	838	18,495
Mueller Industries, Inc.	735	18,257
Watts Industries, Inc. — Class A	585	18,088
AAR Corp.*	776	17,833
Insituform Technologies, Inc. —
Class A*	776	17,631
Sykes Enterprises, Inc.*	692	17,625
Otter Tail Power Co.	708	17,558
EnerSys*	796	17,409
Herman Miller, Inc.	1,078	17,226
Orbital Sciences Corp.*	1,120	17,091
Werner Enterprises, Inc.	860	17,019
Old Dominion Freight Line, Inc.*	553	16,977
Rollins, Inc.	876	16,889
Triumph Group, Inc.	344	16,598
CoStar Group, Inc.*	395	16,499
Barnes Group, Inc.	939	15,869
Mueller Water Products, Inc. —
Class A	3,042	15,818
Middleby Corp.*	320	15,686
II-VI, Inc.*	492	15,646
Corporate Executive Board Co.	679	15,495
US Airways Group, Inc.*	3,195	15,464
Heartland Express, Inc.	1,008	15,392
Deluxe Corp.	1,033	15,278
Arkansas Best Corp.	510	15,009
Navigant Consulting, Inc.*	1,001	14,875
Korn/Ferry International, Inc.*	897	14,801
Allegiant Travel Co.*	310	14,623
Forward Air Corp.	577	14,454
Beacon Roofing Supply, Inc.*	900	14,400
Atlas Air Worldwide Holdings
Company, Inc.*	379	14,118
Universal Forest Products, Inc.	381	14,025
Mine Safety Appliances Co.	528	14,008
AirTran Holdings, Inc.*	2,647	13,817
Franklin Electric Company, Inc.	473	13,755
American Science & Engineering,
Inc.	178	13,500
Mastec, Inc.*	1,039	12,988
TrueBlue, Inc.*	868	12,855
EnergySolutions, Inc.	1,508	12,803
Quanex Building Products Corp.	754	12,795
Robbins & Myers, Inc.	535	12,583
Albany International Corp. —
Class A	550	12,353
Dollar Thrifty Automotive Group,
Inc.*	476	12,190

		MARKET
	SHARES	VALUE

United Rentals, Inc.*	1,207	$11,841
Kaman Corp. — Class A	511	11,799
Badger Meter, Inc.	296	11,787
Genco Shipping & Trading Ltd.*	522	11,682
Ameron International Corp.	182	11,550
Cubic Corp.	308	11,488
Interline Brands, Inc.*	647	11,174
Orion Marine Group, Inc.*	528	11,120
Layne Christensen Co.*	386	11,082
McGrath Rentcorp	484	10,822
GeoEye, Inc.*	379	10,567
Griffon Corp.*	859	10,497
EnPro Industries, Inc.*	396	10,458
RBC Bearings, Inc.*	428	10,413
Heidrick & Struggles International,
Inc.	329	10,278
Raven Industries, Inc.	321	10,198
Mobile Mini, Inc.*	713	10,046
Ceradyne, Inc.*	520	9,989
Administaff, Inc.	419	9,884
Huron Consulting Group, Inc.*	427	9,838
Knoll, Inc.	940	9,710
Astec Industries, Inc.*	360	9,698
Energy Conversion Devices, Inc.*	914	9,661
Tennant Co.	366	9,586
Lindsay Manufacturing Co.	240	9,564
Comfort Systems USA, Inc.	769	9,489
Advisory Board Co.*	309	9,474
ATC Technology Corp.*	397	9,468
Tutor Perini Corp.*	520	9,402
G & K Services, Inc. — Class A	374	9,399
Chart Industries, Inc.*	566	9,367
Tredegar Corp.	592	9,365
John Bean Technologies Corp.	547	9,304
Cenveo, Inc.*	1,060	9,275
Aircastle Ltd.	935	9,210
Steelcase, Inc. — Class A	1,429	9,088
Amerco, Inc.*	180	8,950
School Specialty, Inc.*	381	8,912
Gibraltar Industries, Inc.*	553	8,699
Ennis Business Forms, Inc.	517	8,680
M&F Worldwide Corp.*	218	8,611
Viad Corp.	411	8,479
EnerNOC, Inc.*	276	8,388
Circor International, Inc.	328	8,259
AZZ, Inc.*	249	8,142
Interface, Inc. — Class A	969	8,052
ACCO Brands Corp.*	1,096	7,979
Gorman-Rupp Co.	286	7,905
Blount International, Inc.*	772	7,797
Apogee Enterprises, Inc.	556	7,784
Aerovironment, Inc.*	265	7,706
Encore Wire Corp.	364	7,670
Exponent, Inc.*	273	7,600
Rush Enterprises, Inc. — Class A*	635	7,550

See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	|	45

SCHEDULE OF INVESTMENTS (continued)
December 31, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Force Protection, Inc.*	1,408	$7,336
DynCorp International, Inc. —
Class A*	503	7,218
Hawaiian Holdings, Inc.*	1,029	7,203
DigitalGlobe, Inc.*	296	7,163
Kforce, Inc.*	570	7,125
Team, Inc.*	377	7,091
Gencorp, Inc.*	1,008	7,056
Consolidated Graphics, Inc.*	196	6,864
RSC Holdings, Inc.*	969	6,822
Power-One, Inc.*	1,542	6,708
CBIZ, Inc.*	866	6,668
Altra Holdings, Inc.*	529	6,533
Ener1, Inc.*	1,002	6,353
Sun Hydraulics Corp.	242	6,353
MYR Group, Inc.*	350	6,328
Dycom Industries, Inc.*	780	6,263
Stanley, Inc.*	228	6,250
Kelly Services, Inc.*	522	6,227
Michael Baker Corp.*	150	6,210
American Ecology Corp.	363	6,186
Harbin Electric, Inc.*	300	6,162
Trex Company, Inc.*	314	6,154
LB Foster Co. — Class A*	205	6,111
Eagle Bulk Shipping, Inc.*	1,233	6,103
CRA International, Inc.*	222	5,916
Federal Signal Corp.	978	5,888
Acacia Research*	635	5,785
Argon ST, Inc.*	265	5,756
Spherion Corp.*	1,020	5,732
Titan International, Inc.	703	5,701
Evergreen Solar, Inc.*	3,764	5,684
NACCO Industries, Inc. — Class A	114	5,677
Colfax Corp.*	467	5,623
H&E Equipment Services, Inc.*	535	5,612
Ampco-Pittsburgh Corp.	175	5,518
Marten Transport Ltd.*	304	5,457
K-Tron International, Inc.*	50	5,437
Kimball International, Inc. —
Class B	637	5,427
Taser International, Inc.*	1,237	5,418
FuelCell Energy, Inc.*	1,440	5,414
Polypore International, Inc.*	449	5,343
Dynamic Materials Corp.	264	5,293
Microvision, Inc.*	1,666	5,281
Columbus McKinnon Corp. —
Class A*	381	5,204
Great Lakes Dredge & Dock Co.	803	5,203
On Assignment, Inc.*	725	5,184
Sterling Construction Company,
Inc.*	266	5,102
Republic Airways Holdings, Inc.*	689	5,092
Bowne & Company, Inc.	762	5,090
American Reprographics Co.*	716	5,019
Broadwind Energy, Inc.*	619	5,008

		MARKET
	SHARES	VALUE

Standex International Corp.	247	$4,962
Applied Signal Technology, Inc.	257	4,958
Cornell Companies, Inc.*	217	4,926
Cascade Corp.	178	4,893
AAON, Inc.	248	4,834
Northwest Pipe Co.*	179	4,808
Celadon Group, Inc.*	440	4,774
Ladish Company, Inc.*	316	4,765
ICF International, Inc.*	177	4,744
Powell Industries, Inc.*	148	4,666
Energy Recovery, Inc.*	670	4,610
Freightcar America, Inc.	228	4,521
Insteel Industries, Inc.	347	4,511
Tecumseh Products Co. — Class A*	374	4,372
Advanced Battery Technologies,
Inc.*	1,086	4,344
PMFG, Inc.*	267	4,328
Graham Corp.	202	4,181
American Woodmark Corp.	210	4,133
TAL International Group, Inc.	307	4,062
Houston Wire & Cable Co.	341	4,058
Schawk, Inc.	295	4,012
3D Systems Corp.*	355	4,012
Kadant, Inc.*	248	3,958
Saia, Inc.*	267	3,957
Ducommun, Inc.	211	3,948
Satcon Technology Corp.*	1,380	3,892
China Fire & Security Group, Inc.*	285	3,856
VSE Corp.	85	3,832
Herley Industries, Inc.*	265	3,681
Vicor Corp.*	390	3,627
Diamond Management & Technology
Consultants	480	3,538
Greenbrier Companies, Inc.	340	3,529
Dynamex, Inc.*	193	3,493
GT Solar International, Inc.*	617	3,431
Horizon Lines, Inc. — Class A	604	3,364
American Commercial Lines, Inc.*	182	3,336
International Shipholding Corp.	106	3,293
Metalico, Inc.*	661	3,252
CDI Corp.	250	3,238
Builders FirstSource, Inc.*	840	3,234
Waste Services, Inc.*	349	3,179
Fushi Copperweld, Inc.*	312	3,157
Pike Electric Corp.*	339	3,146
Met-Pro Corp.	295	3,133
Hill International, Inc.*	500	3,120
LaBarge, Inc.*	256	3,085
APAC Teleservices, Inc.*	510	3,040
LSI Industries, Inc.	384	3,026
Titan Machinery, Inc.*	260	3,000
Textainer Group Holdings Ltd.	177	2,991
Air Transport Services Group, Inc.*	1,119	2,954
Fuel Tech, Inc.*	355	2,900
ICT Group, Inc.*	177	2,890

46	|	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)
December 31, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Innerworkings, Inc.*	488	$2,879
Courier Corp.	200	2,850
Patriot Transportation Holding, Inc.*	30	2,834
Furmanite Corp.*	726	2,766
Flow International Corp.*	898	2,766
Sauer, Inc.*	218	2,618
COMSYS IT Partners, Inc.*	294	2,614
SmartHeat, Inc.*	180	2,614
Aceto Corp.	502	2,585
Multi-Color Corp.	209	2,552
PowerSecure International, Inc.*	344	2,480
Perma-Fix Environmental Services*	1,082	2,456
Alamo Group, Inc.	143	2,452
Volt Information Sciences, Inc.*	245	2,450
LMI Aerospace, Inc.*	176	2,341
GP Strategies Corp.*	310	2,334
Standard Parking Corp.*	146	2,318
Miller Industries, Inc. — Class A*	200	2,270
China BAK Battery, Inc.*	813	2,260
Pacer International, Inc.*	703	2,221
Universal Truckload Services, Inc.	120	2,172
Trimas Corp.*	307	2,078
Ultrapetrol Bahamas Ltd.*	430	2,047
DXP Enterprises, Inc.*	155	2,026
TBS International Ltd. — Class A*	275	2,021
American Railcar Industries, Inc.	183	2,017
Argan, Inc.*	137	1,971
Preformed Line Products Co.	45	1,971
Ascent Solar Technologies, Inc.*	370	1,961
Hurco Companies, Inc.*	130	1,924
Todd Shipyards Corp.	114	1,911
USA Truck, Inc.*	150	1,878
Twin Disc, Inc.	174	1,817
Barrett Business Services, Inc.	146	1,794
Standard Register Co.	350	1,785
CAI International, Inc.*	193	1,743
Odyssey Marine Exploration, Inc.*	1,168	1,647
Franklin Covey Co.*	260	1,638
Eastern Co.	120	1,612
Astronics Corp.*	180	1,539
Orion Energy Systems, Inc.*	347	1,523
Flanders Corp.*	324	1,445
Chase Corp.	121	1,429
Portec Rail Products, Inc.	130	1,392
Lawson Products, Inc.	78	1,377
Primoris Services Corp.	170	1,355
Willis Lease Finance Corp.*	86	1,290
North American Galvanizing &
Coating, Inc.*	255	1,237
Ultralife Batteries, Inc.*	245	1,058
YRC Worldwide, Inc.*	1,188	998
Valence Technology, Inc.*	999	909
NCI Building Systems, Inc.*	476	862
United Capital Corp.*	35	834
Integrated Electrical Services, Inc.*	120	702

		MARKET
	SHARES	VALUE

Omega Flex, Inc.	50	$700
BlueLinx Holdings, Inc.*	240	665
Heritage-Crystal Clean, Inc.*	60	628
AMREP Corp.*	30	411

Total Industrials		2,919,766

HEALTH CARE 9.9%
Human Genome Sciences, Inc.*	3,600	110,160
Onyx Pharmaceuticals, Inc.*	1,216	35,677
Owens & Minor, Inc.	827	35,503
Healthsouth Corp.*	1,833	34,405
Steris Corp.	1,165	32,585
Medicis Pharmaceutical Corp. —
Class A	1,177	31,838
Emergency Medical Services
Corp. — Class A*	570	30,865
WellCare Health Plans, Inc.*	838	30,805
Masimo Corp.*	1,008	30,663
Regeneron Pharmaceuticals, Inc.*	1,263	30,539
Thoratec Corp.*	1,125	30,285
athenahealth, Inc.*	664	30,039
Varian, Inc.*	575	29,635
Quality Systems, Inc.	469	29,449
American Medical Systems Holdings,
Inc.*	1,481	28,568
AMERIGROUP Corp.*	1,059	28,551
Magellan Health Services, Inc.*	700	28,511
Immucor, Inc.*	1,408	28,498
Haemonetics Corp.*	509	28,071
Auxilium Pharmaceuticals, Inc.*	908	27,222
Salix Pharmaceuticals Ltd.*	1,063	27,000
Catalyst Health Solutions, Inc.*	733	26,733
PSS World Medical, Inc.*	1,177	26,565
Dionex Corp.*	355	26,224
Amedisys, Inc.*	535	25,980
West Pharmaceutical Services, Inc.	653	25,598
HMS Holdings Corp.*	518	25,221
Psychiatric Solutions, Inc.*	1,128	23,846
NuVasive, Inc.*	731	23,377
Chemed Corp.	463	22,210
Cubist Pharmaceuticals, Inc.*	1,145	21,721
Medivation, Inc.*	571	21,498
Align Technology, Inc.*	1,166	20,778
Eclipsys Corp.*	1,117	20,687
Isis Pharmaceuticals, Inc.*	1,858	20,624
ev3, Inc.*	1,481	19,757
Acorda Therapeutics, Inc.*	770	19,419
Par Pharmaceutical Companies,
Inc.*	700	18,942
Centene Corp.*	861	18,227
Alkermes, Inc.*	1,902	17,898
Savient Pharmaceuticals, Inc.*	1,307	17,788
Nektar Therapeutics*	1,861	17,345
Meridian Bioscience, Inc.	803	17,305
Healthspring, Inc.*	967	17,029

See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	|	47

SCHEDULE OF INVESTMENTS (continued)
December 31, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Volcano Corp.*	967	$16,806
Seattle Genetics, Inc.*	1,648	16,744
MedAssets, Inc.*	784	16,629
Impax Laboratories, Inc.*	1,207	16,415
PDL BioPharma, Inc.	2,391	16,402
Parexel International Corp.*	1,149	16,201
Exelixis, Inc.*	2,132	15,713
Gentiva Health Services, Inc.*	575	15,531
Incyte Corp.*	1,697	15,460
Vivus, Inc.*	1,588	14,594
Wright Medical Group, Inc.*	765	14,497
Kindred Healthcare, Inc.*	781	14,417
Invacare Corp.	578	14,415
Cepheid, Inc.*	1,148	14,327
Integra LifeSciences Holdings Corp.*	384	14,124
Theravance, Inc.*	1,067	13,946
AmSurg Corp.*	610	13,432
Phase Forward, Inc.*	863	13,247
Conmed Corp.*	581	13,247
Viropharma, Inc.*	1,552	13,021
Cell Therapeutics, Inc.*	11,261	12,838
AMAG Pharmaceuticals, Inc.*	337	12,816
Martek Biosciences Corp.*	660	12,500
Luminex Corp.*	836	12,481
RehabCare Group, Inc.*	410	12,476
Alnylam Pharmaceuticals, Inc.*	708	12,475
Healthways, Inc.*	670	12,288
Genoptix, Inc.*	342	12,151
Bruker BioSciences Corp.*	978	11,795
Landauer, Inc.	189	11,605
Conceptus, Inc.*	605	11,350
Celera Corp.*	1,638	11,319
Zoll Medical Corp.*	419	11,196
Abaxis, Inc.*	437	11,165
Cyberonics, Inc.*	544	11,119
inVentiv Health, Inc.*	672	10,866
XenoPort, Inc.*	585	10,858
Merit Medical Systems, Inc.*	560	10,802
IPC The Hospitalist Company, Inc.*	324	10,773
Orthofix International NV*	338	10,468
Sirona Dental Systems, Inc.*	329	10,442
Odyssey HealthCare, Inc.*	660	10,283
LHC Group, Inc.*	301	10,117
MannKind Corp.*	1,142	10,004
InterMune, Inc.*	760	9,910
Geron Corp.*	1,780	9,879
Analogic Corp.	256	9,859
PharMerica Corp.*	614	9,750
Momenta Pharmaceuticals, Inc.*	771	9,722
Enzon Pharmaceuticals, Inc.*	912	9,603
Neogen Corp.*	395	9,326
Rigel Pharmaceuticals, Inc.*	980	9,320
ICU Medical, Inc.*	255	9,292
Allos Therapeutics, Inc.*	1,410	9,264

		MARKET
	SHARES	VALUE

Computer Programs & Systems, Inc.	195	$8,980
Bio-Reference Labs, Inc.*	228	8,935
ImmunoGen, Inc.*	1,136	8,929
Greatbatch, Inc.*	463	8,903
Medicines Co.*	1,058	8,824
Insulet Corp.*	612	8,739
Facet Biotech Corp.*	486	8,544
Pharmasset, Inc.*	409	8,466
MWI Veterinary Supply, Inc.*	220	8,294
Natus Medical, Inc.*	558	8,253
Affymetrix, Inc.*	1,406	8,211
SonoSite, Inc.*	340	8,034
Sun Healthcare Group, Inc.*	870	7,978
Halozyme Therapeutics, Inc.*	1,349	7,919
Angiodynamics, Inc.*	492	7,911
Micromet, Inc.*	1,135	7,559
Omnicell, Inc.*	643	7,517
DexCom, Inc.*	924	7,466
Affymax, Inc.*	300	7,422
Emeritus Corp.*	391	7,331
Air Methods Corp.*	217	7,296
Triple-S Management Corp. —
Class B*	408	7,181
Quidel Corp.*	520	7,166
Hanger Orthopedic Group, Inc.*	510	7,053
SurModics, Inc.*	305	6,911
Inspire Pharmaceuticals, Inc.*	1,218	6,723
Arena Pharmaceuticals, Inc.*	1,848	6,560
BioScrip, Inc.*	778	6,504
Optimer Pharmaceuticals, Inc.*	572	6,452
Universal American Financial Corp.*	540	6,318
Almost Family, Inc.*	154	6,088
Cross Country Healthcare, Inc.*	614	6,085
Molina Healthcare, Inc.*	260	5,946
Vanda Pharmaceuticals, Inc.*	528	5,935
AMN Healthcare Services, Inc.*	650	5,889
National Healthcare Corp.	160	5,778
Symmetry Medical, Inc.*	706	5,690
Res-Care, Inc.*	508	5,690
Genomic Health, Inc.*	284	5,555
Kendle International, Inc.*	303	5,548
Questcor Pharmaceuticals, Inc.*	1,154	5,481
Assisted Living Concepts, Inc. —
Class A*	205	5,406
Abiomed, Inc.*	610	5,331
Sangamo Biosciences, Inc.*	870	5,150
eResearch Technology, Inc.*	855	5,139
Endologix, Inc.*	959	5,064
Sequenom, Inc.*	1,222	5,059
Nabi Biopharmaceuticals*	1,027	5,032
Cantel Medical Corp.*	247	4,984
Ariad Pharmaceuticals, Inc.*	2,172	4,952
Ligand Pharmaceuticals, Inc. —
Class B*	2,257	4,898

48	|	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)
December 31, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Corvel Corp.*	146	$4,897
Zymogenetics, Inc.*	753	4,812
Santarus, Inc.*	1,037	4,791
Hi-Tech Pharmacal Company, Inc.*	170	4,768
Dyax Corp.*	1,403	4,756
Metabolix, Inc.*	428	4,738
Cadence Pharmaceuticals, Inc.*	488	4,719
Micrus Endovascular Corp.*	314	4,713
Atrion Corp.	30	4,672
Orasure Technologies, Inc.*	917	4,658
Orthovita, Inc.*	1,319	4,630
Protalix BioTherapeutics, Inc.*	689	4,561
Clinical Data, Inc.*	249	4,547
IRIS International, Inc.*	365	4,511
Spectranetics Corp.*	647	4,503
Medical Action Industries, Inc.*	279	4,481
Electro-Optical Sciences, Inc.*	431	4,465
Accuray, Inc.*	795	4,460
Cypress Bioscience, Inc.*	763	4,395
Somanetics Corp.*	250	4,387
Emergent Biosolutions, Inc.*	320	4,349
Kensey Nash Corp.*	170	4,335
Durect Corp.*	1,703	4,206
Immunomedics, Inc.*	1,310	4,205
Obagi Medical Products, Inc.*	350	4,200
Albany Molecular Research, Inc.*	461	4,186
RTI Biologics, Inc.*	1,087	4,174
Curis, Inc.*	1,280	4,160
US Physical Therapy, Inc.*	240	4,063
Ardea Biosciences, Inc.*	286	4,004
HeartWare International, Inc.*	112	3,973
MAKO Surgical Corp.*	350	3,885
Orexigen Therapeutics, Inc.*	522	3,884
American Dental Partners, Inc.*	300	3,870
NxStage Medical, Inc.*	460	3,841
Spectrum Pharmaceuticals, Inc.*	857	3,805
AMICAS, Inc.*	699	3,803
Chindex International, Inc.*	265	3,744
Novavax, Inc.*	1,406	3,740
BMP Sunstone Corp.*	649	3,693
Vital Images, Inc.*	291	3,693
Pain Therapeutics, Inc.*	687	3,682
CryoLife, Inc.*	571	3,666
Cytori Therapeutics, Inc.*	591	3,605
TomoTherapy, Inc.*	924	3,604
Palomar Medical Technologies, Inc.*	355	3,578
Enzo Biochem, Inc.*	661	3,556
Alphatec Holdings, Inc.*	661	3,530
Ensign Group, Inc.	223	3,428
Depomed, Inc.*	1,020	3,417
Lexicon Genetics, Inc.*	1,987	3,378
Providence Service Corp.*	210	3,318
Cambrex Corp.*	593	3,309
SIGA Technologies, Inc.*	567	3,289
NPS Pharmaceuticals, Inc.*	950	3,230

		MARKET
	SHARES	VALUE

BioMimetic Therapeutics, Inc.*	270	$3,221
Maxygen Inc.*	514	3,130
SuperGen, Inc.*	1,191	3,120
Pozen, Inc.*	516	3,091
Accelrys, Inc.*	537	3,077
Ats Medical, Inc.*	950	3,068
Arqule, Inc.*	826	3,048
BioCryst Pharmaceuticals, Inc.*	470	3,036
Synovis Life Technologies, Inc.*	235	3,034
ISTA Pharmaceuticals, Inc.*	660	3,010
Alliance Imaging, Inc.*	521	2,975
Sunrise Senior Living, Inc.*	908	2,924
Skilled Healthcare Group, Inc. — Class A*	391	2,913
Exactech, Inc.*	167	2,891
Allion Healthcare, Inc.*	439	2,880
StemCells, Inc.*	2,278	2,870
Young Innovations, Inc.	114	2,825
CardioNet, Inc.*	470	2,792
Transcend Services, Inc.*	130	2,777
AVI BioPharma, Inc.*	1,897	2,770
Vical, Inc.*	840	2,764
Vascular Solutions, Inc.*	329	2,760
KV Pharmaceutical Co.*	738	2,708
America Service Group, Inc.	170	2,698
Array Biopharma, Inc.*	957	2,689
Bovie Medical Corp.*	339	2,648
Allied Healthcare International, Inc.*	887	2,581
Continucare Corp.*	590	2,578
Cytokinetics, Inc.*	883	2,570
Delcath Systems, Inc.*	495	2,544
Rockwell Medical Technologies, Inc.*	330	2,538
Repligen Corp.*	609	2,503
Myriad Pharmaceuticals, Inc.*	480	2,414
AVANIR Pharmaceuticals, Inc. — Class A*	1,267	2,407
Osiris Therapeutics, Inc.*	336	2,399
Medcath Corp.*	300	2,373
Progenics Pharmaceuticals, Inc.*	530	2,353
Stereotaxis, Inc.*	598	2,350
Biospecifics Technologies Corp.*	80	2,348
Celldex Therapeutics, Inc.*	500	2,340
Capital Senior Living Corp.*	457	2,294
Infinity Pharmaceuticals, Inc.*	368	2,274
Cynosure, Inc.*	195	2,241
Rochester Medical Corp.*	200	2,226
Idera Pharmaceuticals, Inc.*	428	2,213
Cutera, Inc.*	260	2,213
Neurocrine Biosciences, Inc.*	782	2,127
Health Grades, Inc.*	480	2,059
Merge Healthcare, Inc.*	597	2,006
Akorn, Inc.*	1,120	2,005
Nighthawk Radiology Holdings, Inc.*	425	1,925
Insmed, Inc.*	2,496	1,922
OncoGenex Pharmaceutical, Inc.*	86	1,916

See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	|	49

SCHEDULE OF INVESTMENTS (continued)
December 31, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

MAP Pharmaceuticals, Inc.*	186	$1,773
Utah Medical Products, Inc.	60	1,759
Harvard Bioscience, Inc.*	488	1,742
SciClone Pharmaceuticals, Inc.*	719	1,675
Virtual Radiologic Corp.*	130	1,659
Synta Pharmaceuticals Corp.*	325	1,644
Nanosphere, Inc.*	255	1,642
LCA-Vision, Inc.*	320	1,638
Metropolitan Health Networks, Inc.*	812	1,616
GTx, Inc.*	379	1,592
Clarient, Inc.*	598	1,585
NeurogesX, Inc.*	205	1,581
Opko Health, Inc.*	860	1,574
Discovery Laboratories, Inc.*	2,483	1,561
NovaMed, Inc.*	400	1,552
Hansen Medical, Inc.*	512	1,551
Home Diagnostics, Inc.*	235	1,433
Chelsea Therapeutics International,
Inc.*	523	1,412
Hemispherx Biopharma, Inc.*	2,420	1,355
Javelin Pharmaceuticals, Inc.*	1,038	1,349
Adolor Corp.*	922	1,346
Idenix Pharmaceuticals, Inc.*	626	1,346
ARYx Therapeutics, Inc.*	418	1,342
Biodel, Inc.*	307	1,332
Caraco Pharm Labs, Inc.*	205	1,238
Amicus Therapeutics, Inc.*	300	1,191
MedQuist, Inc.	177	1,184
Lannet Company, Inc.*	200	1,182
RadNet, Inc.*	575	1,173
TranS1, Inc.*	258	1,019
Poniard Pharmaceuticals, Inc.*	500	915
Acura Pharmaceuticals, Inc.*	170	906
Sucampo Pharmaceuticals, Inc. —
Class A*	224	905
Cardiac Science Corp.*	398	888
Cardiovascular Systems, Inc.*	188	863
OXiGENE, Inc.*	738	841
National Research Corp.	40	828
Matrixx Initiatives, Inc.*	190	802
BioDelivery Sciences International,
Inc.*	200	786
Cornerstone Therapeutics, Inc.*	126	769
Molecular Insight Pharmaceuticals,
Inc.*	329	740
Cardium Therapeutics, Inc.*	892	607
American Caresource Holdings, Inc.*	210	504
Cumberland Pharmaceuticals, Inc.*	30	408
MiddleBrook Pharmaceuticals, Inc.*	721	368
Medidata Solutions, Inc.*	20	312
EnteroMedics, Inc.*	359	201
Repros Therapeutics, Inc.*	240	191

Total Health Care		2,648,185

		MARKET
	SHARES	VALUE

CONSUMER DISCRETIONARY 9.5%
Tupperware Brands Corp.	1,245	$57,980
Bally Technologies, Inc.*	1,092	45,089
J Crew Group, Inc.*	1,004	44,919
Warnaco Group, Inc.*	916	38,646
Tractor Supply Co.*	705	37,337
Tempur-Pedic International, Inc.*	1,493	35,280
Fossil, Inc.*	941	31,580
Sotheby’s Holdings, Inc. — Class A	1,339	30,101
Carter’s, Inc.*	1,129	29,636
Collective Brands, Inc.*	1,287	29,305
Dana Holding Corp.*	2,538	27,512
Jones Apparel Group, Inc.	1,707	27,414
Wolverine World Wide, Inc.	994	27,057
Polaris Industries, Inc.	610	26,614
Deckers Outdoor Corp.*	259	26,345
Cheesecake Factory, Inc.*	1,213	26,189
Dress Barn, Inc.*	1,116	25,780
Gymboree Corp.*	577	25,094
Lululemon Athletica, Inc.*	823	24,772
Cooper Tire & Rubber Co.	1,179	23,639
Rent-A-Center, Inc.*	1,333	23,621
Eastman Kodak Co.*	5,373	22,674
Jack in the Box, Inc.*	1,138	22,384
Vail Resorts, Inc.*	586	22,151
Capella Education Co.*	294	22,138
Corinthian Colleges, Inc.*	1,599	22,018
Brunswick Corp.	1,730	21,988
Men’s Wearhouse, Inc.	1,042	21,945
Matthews International Corp. —
Class A	614	21,754
Life Time Fitness, Inc.*	803	20,019
Skechers U.S.A., Inc. — Class A*	660	19,411
Nutri/System, Inc.	614	19,138
Jo-Ann Stores, Inc.*	527	19,098
OfficeMax, Inc.*	1,500	19,035
Dillard’s, Inc. — Class A	1,027	18,948
Tenneco Automotive, Inc.*	1,040	18,439
Pool Corp.	961	18,336
P.F. Chang’s China Bistro, Inc.*	480	18,197
Under Armour, Inc.*	662	18,053
Iconix Brand Group, Inc.*	1,421	17,976
Regis Corp.	1,141	17,765
Bob Evans Farms, Inc.	607	17,573
Valassis Communications, Inc.*	957	17,475
American Greetings Corp. — Class A	789	17,192
Cracker Barrel Old Country Store, Inc.	447	16,982
Ryland Group, Inc.	857	16,883
ArvinMeritor, Inc.*	1,479	16,535
Coinstar, Inc.*	595	16,529
Saks, Inc.*	2,488	16,321
HSN, Inc.*	800	16,152
Blue Nile, Inc.*	255	16,149

50	|	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)
December 31, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

AnnTaylor Stores Corp.*	1,167	$15,918
Orient-Express Hotels Ltd. — Class A*	1,537	15,585
Timberland Co. — Class A*	868	15,563
Jos. A. Bank Clothiers, Inc.*	366	15,442
Gaylord Entertainment Co.*	769	15,188
Charming Shoppes, Inc.*	2,308	14,933
Buckle, Inc.	506	14,816
Helen of Troy Ltd.*	595	14,554
CEC Entertainment, Inc.*	455	14,524
Children’s Place Retail Stores, Inc.*	439	14,491
Sally Beauty Holdings, Inc.*	1,892	14,474
Buffalo Wild Wings, Inc.*	356	14,336
Live Nation, Inc.*	1,684	14,331
National CineMedia, Inc.	842	13,952
Unifirst Corp.	286	13,759
Scholastic Corp.	460	13,722
Group 1 Automotive, Inc.*	470	13,324
Steven Madden Ltd.*	310	12,784
Arbitron, Inc.	540	12,647
Hibbett Sports Inc.*	565	12,424
99 Cents Only Stores*	941	12,299
Sonic Corp.*	1,221	12,295
Genesco, Inc.*	445	12,220
American Public Education, Inc.*	355	12,198
Meritage Homes Corp.*	617	11,927
Monro Muffler Brake, Inc.	344	11,503
Steiner Leisure Ltd.*	289	11,491
Fuel Systems Solutions, Inc.*	275	11,341
Cabela’s, Inc. — Class A*	791	11,280
Texas Roadhouse, Inc.*	996	11,185
Cato Corp. — Class A	555	11,133
National Presto Industries, Inc.	100	10,923
Pinnacle Entertainment, Inc.*	1,200	10,776
Liz Claiborne, Inc.*	1,897	10,680
Finish Line, Inc. — Class A	837	10,504
Papa John’s International, Inc.*	437	10,208
Pier 1 Imports, Inc.*	1,999	10,175
Ulta Salon Cosmetics & Fragrance,
Inc.*	556	10,097
Interval Leisure Group, Inc.*	790	9,851
La-Z-Boy, Inc.*	1,030	9,816
Belo Corp. — Class A	1,779	9,678
CROCS, Inc.*	1,683	9,677
Modine Manufacturing Co.*	817	9,673
Callaway Golf Co.	1,280	9,651
K12, Inc.*	471	9,547
True Religion Apparel, Inc.*	512	9,467
Cinemark Holdings, Inc.	652	9,369
Stage Stores, Inc.	757	9,357
Ruby Tuesday, Inc.*	1,280	9,216
Ticketmaster Entertainment, Inc.*	750	9,165
Shuffle Master, Inc.*	1,069	8,809
Columbia Sportswear Co.	225	8,784
DineEquity, Inc.*	347	8,429

		MARKET
	SHARES	VALUE

Steak N Shake Co.*	26	$8,427
Stewart Enterprises, Inc. —
Class A	1,620	8,343
CKE Restaurants, Inc.	977	8,265
The Pep Boys-Manny Moe & Jack	976	8,257
PetMed Express, Inc.	466	8,216
Fred’s, Inc.	802	8,180
Brown Shoe Company, Inc.	828	8,172
Harte-Hanks, Inc.	754	8,128
Citi Trends, Inc.*	292	8,065
Universal Technical Institute, Inc.*	398	8,040
RCN Corp.*	730	7,920
Lumber Liquidators Holdings, Inc.*	290	7,772
Ameristar Casinos, Inc.	503	7,661
Drew Industries, Inc.*	370	7,640
Peet’s Coffee & Tea, Inc.*	228	7,599
Standard-Pacific Corp.*	2,024	7,570
Asbury Automotive Group, Inc.*	647	7,460
Shutterfly, Inc.*	417	7,427
BJ’s Restaurants, Inc.*	385	7,246
Superior Industries International, Inc.	473	7,237
Big 5 Sporting Goods Corp.	420	7,216
Ascent Media Corp. — Class A*	280	7,148
Exide Technologies*	999	7,103
Churchill Downs, Inc.	190	7,096
Winnebago Industries, Inc.*	577	7,039
American Axle & Manufacturing Holdings, Inc.*	858	6,881
iRobot Corp.*	387	6,811
Jakks Pacific, Inc.*	559	6,775
World Wrestling Entertainment, Inc.	439	6,730
The Wet Seal, Inc. — Class A*	1,938	6,686
Knology, Inc.*	603	6,603
Ethan Allen Interiors, Inc.	485	6,509
Core-Mark Holding Company, Inc.*	195	6,427
Volcom, Inc.*	382	6,395
DSW, Inc.*	247	6,392
Maidenform Brands, Inc.*	380	6,342
Sonic Automotive, Inc.*	600	6,234
Universal Electronics, Inc.*	268	6,223
RC2 Corp.*	420	6,195
Domino’s Pizza, Inc.*	738	6,184
CKX, Inc.*	1,153	6,076
Dolan Media Co.*	595	6,075
Grand Canyon Education, Inc.*	312	5,931
Pre-Paid Legal Services, Inc.*	142	5,833
FGX International Holdings Ltd.*	294	5,759
hhgregg, Inc.*	258	5,684
G-III Apparel Group Ltd.*	260	5,634
HOT Topic, Inc.*	879	5,590
Red Robin Gourmet Burgers, Inc.*	309	5,531
drugstore.com, Inc.*	1,744	5,389
Christopher & Banks Corp.	703	5,357
Stein Mart, Inc.*	500	5,330
Orbitz Worldwide, Inc.*	722	5,299

See Notes to Financial Statements.	THE RYDEX|SGI DYNAMIC FUNDS ANNUAL REPORT	|	51

SCHEDULE OF INVESTMENTS (continued)
December 31, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Zumiez, Inc.*	412	$5,241
America’s Car Mart, Inc.*	198	5,213
Pacific Sunwear of California, Inc.*	1,306	5,198
Quiksilver, Inc.*	2,560	5,171
Oxford Industries, Inc.	250	5,170
K-Swiss, Inc. — Class A*	519	5,159
California Pizza Kitchen, Inc.*	380	5,111
Coldwater Creek, Inc.*	1,137	5,071
Marcus Corp.	395	5,064
Ambassadors Group, Inc.	375	4,984
ChinaCast Education Corp.*	650	4,914
Smith & Wesson Holding Corp.*	1,188	4,859
Haverty Furniture Companies, Inc.	350	4,805
Cavco Industries, Inc.*	130	4,670
Speedway Motorsports, Inc.	260	4,581
Furniture Brands International, Inc.*	832	4,543
Fuqi International, Inc.*	245	4,398
Talbots, Inc.*	493	4,393
Retail Ventures, Inc.*	490	4,356
Overstock.com, Inc.*	317	4,299
Lincoln Educational Services Corp.*	195	4,226
Bridgepoint Education, Inc.*	280	4,206
Denny’s Corp.*	1,919	4,203
Kirkland’s, Inc.*	240	4,169
AFC Enterprises, Inc.*	507	4,137
Blyth, Inc.	120	4,046
Hovnanian Enterprises, Inc. —
Class A*	1,041	3,997
EW Scripps Co. — Class A*	560	3,898
M/I Homes, Inc.*	369	3,834
Beazer Homes USA, Inc.*	777	3,761
Wonder Auto Technology, Inc.*	316	3,716
Sturm Ruger & Company, Inc.	380	3,686
Shoe Carnival, Inc.*	180	3,685
Spartan Motors, Inc.	646	3,637
Dorman Products, Inc.*	225	3,524
Unifi, Inc.*	898	3,484
Mediacom Communications Corp.*	776	3,469
Sinclair Broadcast Group, Inc. —
Class A*	858	3,458
Krispy Kreme Doughnuts, Inc.*	1,167	3,443
Amerigon, Inc.*	430	3,414
Rentrak Corp.*	190	3,357
Lithia Motors, Inc. — Class A*	400	3,288
Weyco Group, Inc.	139	3,286
Systemax, Inc.	205	3,221
Movado Group, Inc.	328	3,188
Journal Communications, Inc. —
Class A	819	3,186
Multimedia Games, Inc.*	523	3,143
Standard Motor Products, Inc.*	360	3,067
Landry’s Restaurants, Inc.*	143	3,044
Bebe Stores, Inc.	475	2,978
Perry Ellis International, Inc.*	190	2,861
Sealy Corp.*	903	2,853

		MARKET
	SHARES	VALUE

CSS Industries, Inc.	146	$2,838
Cherokee, Inc.	156	2,780
Hooker Furniture Corp.	223	2,759
Stoneridge, Inc.*	299	2,694
Leapfrog Enterprises, Inc.*	678	2,651
Skyline Corp.	144	2,650
Martha Stewart Omnimedia, Inc.*	536	2,648
Jackson Hewitt Tax Service, Inc.*	575	2,530
Audiovox Corp. — Class A*	350	2,482
Gaiam, Inc.*	320	2,461
Lin TV Corp. — Class A*	538	2,399
Midas, Inc.*	281	2,374
Mac-Gray Corp.*	227	2,338
West Marine, Inc.*	290	2,337
Isle of Capri Casinos, Inc.*	310	2,319
LodgeNet Interactive Corp.*	409	2,262
Sport Supply Group, Inc.	178	2,241
O’Charleys, Inc.*	340	2,227
New York & Company, Inc.*	498	2,136
McCormick & Schmick’s Seafood
Restaurants, Inc.*	300	2,088
Stanley Furniture Co.*	205	2,081
Global Sources Ltd.*	329	2,056
Rex Stores Corp.*	145	2,039
Universal Travel Group*	200	2,028
Steinway Musical Instruments*	127	2,021
American Apparel, Inc.*	649	2,012
Stamps.com, Inc.*	217	1,953
Fisher Communications, Inc.*	120	1,950
Morgans Hotel Group Co.*	430	1,948
Learning Tree International, Inc.*	160	1,910
Hawk Corp.*	106	1,867
Youbet.com, Inc.*	600	1,722
China Automotive Systems, Inc.*	90	1,684
Outdoor Channel Holdings, Inc.*	286	1,659
Carmike Cinemas, Inc.*	217	1,641
Build-A-Bear Workshop, Inc.*	335	1,638
Destination Maternity Corp.*	86	1,634
Raser Technologies, Inc.*	1,276	1,582
Carrols Restaurant Group, Inc.*	220	1,555
Tuesday Morning Corp.*	600	1,548
Brookfield Homes Corp.*	190	1,520
Kenneth Cole Productions, Inc. —
Class A*	156	1,505
Luby’s, Inc.*	409	1,505
Monarch Casino & Resort, Inc.*	180	1,458
Reading International, Inc. —
Class A*	350	1,418
1-800-FLOWERS.com, Inc.*	523	1,386
Playboy Enterprises, Inc. —
Class B*	428	1,370
Zale Corp.*	480	1,306
Great Wolf Resorts, Inc.*	547	1,296
Red Lion Hotels Corp.*	260	1,284
CPI Corp.	100	1,228

52	|	THE RYDEX|SGI DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)
December 31, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Primedia, Inc.	340	$1,227
Princeton Review, Inc.*	293	1,190
Borders Group, Inc.*	978	1,154
Conn’s, Inc.*	197	1,150
Caribou Coffee Company, Inc.*	144	1,112
Dover Downs Gaming &
Entertainment, Inc.	285	1,077
Frisch’s Restaurants, Inc.	45	1,073
US Auto Parts Network, Inc.*	198	1,030
Books-A-Million, Inc.	150	1,008
Marine Products Corp.	203	1,001
Benihana, Inc.*	260	985
Einstein Noah Restaurant Group,
Inc.*	100	983
Syms Corp.*	135	976
Lakes Entertainment, Inc.*	370	929
Town Sports International Holdings,
Inc.*	389	906
Ruth’s Hospitality Group, Inc.*	392	819
Bluegreen Corp.*	293	709
Nobel Learning Communities, Inc.*	84	638
Gander Mountain Co.*	100	510
Value Line, Inc.	20	502
NIVS IntelliMedia Technology Group,
Inc.*	170	439
Crown Media Holdings, Inc. —
Class A*	217	315

Total Consumer Discretionary		2,558,177

ENERGY 3.6%
Atlas Energy, Inc.	1,330	40,126
Arena Resources, Inc.*	763	32,908
Dril-Quip, Inc.*	576	32,532
World Fuel Services Corp.	1,182	31,666
CARBO Ceramics, Inc.	380	25,905
Nordic American Tanker Shipping	843	25,290
Berry Petroleum Co. — Class A	856	24,952
Brigham Exploration Co.*	1,830	24,796
Bristow Group, Inc.*	635	24,416
Bill Barrett Corp.*	771	23,986
Gran Tierra Energy, Inc.*	4,084	23,401
Patriot Coal Corp.*	1,470	22,726
Key Energy Services, Inc.*	2,468	21,694
Lufkin Industries, Inc.	295	21,594
Rosetta Resources, Inc.*	1,052	20,966
Penn Virginia Corp.	908	19,331
Swift Energy Co.*	744	17,826
BPZ Resources, Inc.*	1,833	17,414
Tetra Technologies, Inc.*	1,497	16,587
Complete Production Services,
Inc.*	1,168	15,184
Carrizo Oil & Gas, Inc.*	564	14,940
Stone Energy Corp.*	816	14,729
ATP Oil & Gas Corp.*	783	14,313
Global Industries Ltd.*	1,998	14,246

		MARKET
	SHARES	VALUE

Willbros Group, Inc.*	793	$13,378
GulfMark Offshore, Inc.*	452	12,796
ION Geophysical Corp.*	2,106	12,468
McMoRan Exploration Co.*	1,509	12,102
Goodrich Petroleum Corp.*	491	11,956
Ship Finance International Ltd.	876	11,940
Contango Oil & Gas Co.*	247	11,611
Parker Drilling Co.*	2,315	11,459
Clean Energy Fuels Corp.*	711	10,957
Hornbeck Offshore Services, Inc.*	463	10,779
Hercules Offshore*	2,210	10,564
James River Coal Co.*	563	10,432
Cloud Peak Energy, Inc.*	600	8,736
USEC, Inc.*	2,250	8,663
GMX Resources, Inc.*	602	8,271
Golar LNG Ltd.*	637	8,166
W&T Offshore, Inc.	680	7,956
Northern Oil And Gas, Inc.*	666	7,885
Newpark Resources, Inc.*	1,781	7,534
Pioneer Drilling Co.*	908	7,173
International Coal Group, Inc.*	1,819	7,021
Petroleum Development Corp.*	382	6,956
General Maritime Corp.	976	6,822
Cal Dive International, Inc.*	899	6,796
T-3 Energy Services, Inc. — Class A*	255	6,503
Petroquest Energy, Inc.*	1,012	6,204
Rex Energy Corp.*	513	6,156
Gulfport Energy Corp.*	516	5,908
RPC, Inc.	558	5,803
Matrix Service Co.*	523	5,570
PHI, Inc.*	260	5,382
VAALCO Energy, Inc.	1,172	5,333
Gulf Island Fabrication, Inc.	251	5,279
Oilsands Quest, Inc.*	4,420	5,083
Crosstex Energy, Inc.	802	4,852
Natural Gas Services Group, Inc.*	251	4,731
Venoco, Inc.*	360	4,694
Knightsbridge Tankers Ltd.	338	4,482
Allis-Chalmers Energy, Inc.*	1,182	4,456
Superior Well Services, Inc.*	310	4,421
Toreador Resources Corp.	427	4,227
Clayton Williams Energy, Inc.*	120	4,205
Uranium Energy Corp.*	1,109	4,192
Basic Energy Services, Inc.*	450	4,005
Apco Oil and Gas International, Inc.	176	3,890
Western Refining, Inc.*	817	3,848
Delta Petroleum Corp.*	3,556	3,698
DHT Maritime, Inc.	985	3,625
Dawson Geophysical Co.*	156	3,605
Panhandle Oil and Gas, Inc. — Class A	138	3,574
Harvest Natural Resources, Inc.*	657	3,476
Warren Resources, Inc.*	1,378	3,376
Syntroleum Corp.*	1,258	3,346
OYO Geospace Corp.*	78	3,345

See Notes to Financial Statements.	THE RYDEX|SGI DYNAMIC FUNDS ANNUAL REPORT	|	53

SCHEDULE OF INVESTMENTS (continued)
December 31, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

CVR Energy, Inc.*	455	$3,121
Green Plains Renewable Energy, Inc.*	190	2,825
Cheniere Energy, Inc.*	1,133	2,742
Boots & Coots, Inc.*	1,558	2,571
Endeavour International Corp.*	2,276	2,458
FX Energy, Inc.*	849	2,420
Bronco Drilling Company, Inc.*	470	2,383
Georesources, Inc.*	147	2,008
Bolt Technology Corp.*	170	1,873
Westmoreland Coal Co.*	205	1,827
Approach Resources, Inc.*	234	1,806
Teekay Tankers Ltd.	210	1,791
Isramco, Inc.*	25	1,788
Vantage Drilling Co.*	1,088	1,752
Delek US Holdings, Inc.	255	1,737
Zion Oil & Gas, Inc.*	228	1,630
CREDO Petroleum Corp.*	150	1,395
Uranerz Energy Corp.*	986	1,282
Union Drilling, Inc.*	198	1,238
ENGlobal Corp.*	378	1,183
Alon USA Energy, Inc.	170	1,163
Geokinetics, Inc.*	107	1,029
TGC Industries, Inc.*	260	1,017
Sulphco, Inc.*	1,362	913
Evergreen Energy, Inc.*	2,612	896
Cubic Energy, Inc.*	540	805
PrimeEnergy Corp.*	10	364

Total Energy		957,235

MATERIALS 3.3%
Domtar Corp.*	828	45,879
Rock-Tenn Co. — Class A	766	38,614
W.R. Grace & Co.*	1,442	36,555
Silgan Holdings, Inc.	528	30,561
Solutia, Inc.*	2,362	29,997
Hecla Mining Co.*	4,649	28,731
Olin Corp.	1,560	27,331
Coeur d’Alene Mines Corp.*	1,506	27,198
Sensient Technologies Corp.	980	25,774
Schweitzer-Mauduit International, Inc.	336	23,638
Rockwood Holdings, Inc.*	991	23,348
NewMarket Corp.	200	22,954
H.B. Fuller Co.	973	22,136
Minerals Technologies, Inc.	371	20,208
OM Group, Inc.*	623	19,556
Louisiana-Pacific Corp.*	2,447	17,080
Texas Industries, Inc.	471	16,480
Allied Nevada Gold Corp.*	1,089	16,422
Century Aluminum Co.*	998	16,158
Worthington Industries, Inc.	1,209	15,802
Arch Chemicals, Inc.	504	15,564
Calgon Carbon Corp.*	1,085	15,081
RTI International Metals, Inc.*	595	14,976
PolyOne Corp.*	1,849	13,812

		MARKET
	SHARES	VALUE

Amcol International Corp.	469	$13,329
Kaiser Aluminum Corp.	308	12,819
Balchem Corp.	371	12,432
Koppers Holdings, Inc.	405	12,328
Clearwater Paper Corp.*	223	12,258
Glatfelter	911	11,069
Horsehead Holding Corp.*	863	11,003
Wausau Paper Corp.	859	9,964
Westlake Chemical Corp.	392	9,773
Deltic Timber Corp.	210	9,698
A. Schulman, Inc.	468	9,444
Stepan Co.	140	9,073
Ferro Corp.	987	8,133
Innophos Holdings, Inc.	347	7,978
Haynes International, Inc.	240	7,913
Graphic Packaging Holding Co.*	2,238	7,766
Stillwater Mining Co.*	818	7,755
Brush Engineered Materials, Inc.*	410	7,601
Buckeye Technologies, Inc.*	767	7,486
Zep, Inc.	421	7,292
Headwaters, Inc.*	1,104	7,198
Spartech Corp.	623	6,392
Olympic Steel, Inc.	185	6,027
Myers Industries, Inc.	626	5,697
Omnova Solutions, Inc.*	869	5,327
Zoltek Companies, Inc.*	546	5,187
LSB Industries, Inc.*	350	4,935
Innospec, Inc.	471	4,752
A.M. Castle & Co.	344	4,709
Quaker Chemical Corp.	220	4,541
KapStone Paper and Packaging
Corp.*	450	4,432
AEP Industries, Inc.*	108	4,134
Neenah Paper, Inc.	296	4,129
ICO, Inc.	545	3,984
US Gold Corp.*	1,599	3,966
Hawkins, Inc.	170	3,711
ShengdaTech, Inc.*	558	3,421
American Vanguard Corp.	394	3,270
Landec Corp.*	517	3,226
Boise, Inc.*	587	3,117
China Green Agriculture, Inc.*	208	3,058
Bway Holding Co.*	153	2,941
General Moly, Inc.*	1,281	2,664
Universal Stainless & Alloy*	136	2,565
Paramount Gold and Silver Corp.*	1,509	2,188
General Steel Holdings, Inc.*	348	1,535
United States Lime & Minerals, Inc.*	40	1,381
China Precision Steel, Inc.*	615	1,261
Ampal American Israel — Class A*	412	1,112
NL Industries, Inc.	136	944
U S Concrete, Inc.*	660	601
Sutor Technology Group Ltd.*	156	415

Total Materials		871,789

54	|	THE RYDEX|SGI DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (continued)
December 31, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

CONSUMER STAPLES 2.4%
Chattem, Inc.*	385	$35,920
Casey’s General Stores, Inc.	1,014	32,367
Nu Skin Enterprises, Inc.	985	26,467
TreeHouse Foods, Inc.*	635	24,676
United Natural Foods, Inc.*	859	22,970
Universal Corp.	495	22,577
Ruddick Corp.	858	22,076
Lancaster Colony Corp.	378	18,787
Fresh Del Monte Produce, Inc.*	818	18,078
Sanderson Farms, Inc.	406	17,117
Bare Escentuals, Inc.*	1,318	16,119
Chiquita Brands International, Inc.*	893	16,110
Lance, Inc.	546	14,360
American Italian Pasta Co. —
Class A*	410	14,264
Hain Celestial Group, Inc.*	819	13,931
Darling International, Inc.*	1,637	13,718
Tootsie Roll Industries, Inc.	483	13,224
Central Garden and Pet Co. —
Class A*	1,237	12,296
J&J Snack Foods Corp.	286	11,428
Diamond Foods, Inc.	320	11,373
Winn-Dixie Stores, Inc.*	1,091	10,954
Vector Group Ltd.	782	10,948
WD-40 Co.	320	10,355
Nash Finch Co.	262	9,718
Andersons, Inc.	361	9,321
Cal-Maine Foods, Inc.	267	9,099
Dole Food Company, Inc.*	700	8,687
Alliance One International, Inc.*	1,780	8,686
Heckmann Corp.*	1,729	8,628
Weis Markets, Inc.	225	8,181
The Boston Beer Company, Inc. —
Class A*	175	8,155
Medifast, Inc.*	260	7,951
Great Atlantic & Pacific Tea
Company, Inc.*	670	7,899
Smart Balance, Inc.*	1,251	7,506
Zhongpin, Inc.*	475	7,415
Elizabeth Arden, Inc.*	480	6,931
Revlon, Inc.*	389	6,617
Pricesmart, Inc.	315	6,439
Spartan Stores, Inc.	436	6,230
Pantry, Inc.*	458	6,224
American Oriental Bioengineering,
Inc.*	1,230	5,719
Prestige Brands Holdings, Inc. —
Class A*	677	5,321
B&G Foods, Inc.	569	5,223
Synutra International, Inc.*	366	4,945
China Sky One Medical, Inc.*	209	4,755
Seneca Foods Corp. — Class A*	194	4,631
Imperial Sugar Co.	252	4,395
Coca-Cola Bottling Company
Consolidated	79	4,268

		MARKET
	SHARES	VALUE

American Dairy, Inc.*	195	$4,228
USANA Health Sciences, Inc.*	130	4,147
Ingles Markets, Inc. — Class A	264	3,994
Calavo Growers, Inc.	211	3,587
Village Super Market	130	3,552
Inter Parfums, Inc.	284	3,456
National Beverage Corp.	219	3,035
AgFeed Industries, Inc.*	552	2,760
Farmer Brothers Co.	136	2,685
Nutraceutical International Corp.*	217	2,684
China-Biotics, Inc.*	173	2,676
Diedrich Coffee, Inc.*	70	2,439
Orchids Paper Products Co.*	114	2,282
Alico, Inc.	66	1,878
Arden Group, Inc.	19	1,817
Griffin Land & Nurseries, Inc.	60	1,748
Schiff Nutrition International, Inc.	219	1,713
Omega Protein Corp.*	377	1,644
Oil-Dri Corporation of America	100	1,550
Overhill Farms, Inc.*	315	1,531
HQ Sustainable Maritime Industries,
Inc.*	215	1,514
Female Health Co.*	309	1,462
Susser Holdings Corp.*	153	1,314
Harbinger Group, Inc.*	178	1,250
Lifeway Foods, Inc.*	104	1,235
Star Scientific, Inc.*	1,583	1,108
Mannatech, Inc.	315	983

Total Consumer Staples		645,331

UTILITIES 2.3%
Piedmont Natural Gas Co.	1,473	39,403
Nicor, Inc.	905	38,101
WGL Holdings, Inc.	996	33,406
Cleco Corp.	1,196	32,687
New Jersey Resources Corp.	838	31,341
Portland General Electric Co.	1,506	30,738
IDACORP, Inc.	946	30,225
Southwest Gas Corp.	897	25,591
Northwest Natural Gas Co.	536	24,141
Avista Corp.	1,086	23,447
Unisource Energy Corp.	717	23,080
South Jersey Industries, Inc.	599	22,870
PNM Resources, Inc.	1,733	21,923
Black Hills Corp.	775	20,638
Allete, Inc.	575	18,791
NorthWestern Corp.	708	18,422
El Paso Electric Co.*	892	18,090
Mge Energy, Inc.	473	16,905
UIL Holding Corp.	575	16,146
Laclede Group, Inc.	435	14,690
California Water Service Group	387	14,249
Empire District Electric Co.	707	13,242
CH Energy Group, Inc.	311	13,224
American States Water Co.	369	13,066

See Notes to Financial Statements.	THE RYDEX|SGI DYNAMIC FUNDS ANNUAL REPORT	|	55

SCHEDULE OF INVESTMENTS (concluded)
December 31, 2009
     RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Chesapeake Utilities Corp.	186	$5,961
SJW Corp.	260	5,868
Unitil Corp.	210	4,826
Central Vermont Public Service Corp.	228	4,742
Middlesex Water Co.	267	4,707
Connecticut Water Service, Inc.	169	4,186
Consolidated Water Company Ltd.	290	4,144
York Water Co.	247	3,584
Cadiz, Inc.*	258	3,088
Southwest Water Co.	487	2,868
Artesian Resources Corp. — Class A	116	2,124
US Geothermal, Inc.*	1,250	1,913
Pennichuck Corp.	90	1,902
Total Utilities		604,329

TELECOMMUNICATION SERVICES 0.7%
Syniverse Holdings, Inc.*	1,363	23,825
AboveNet, Inc.*	262	17,040
Neutral Tandem, Inc.*	674	15,333
Cincinnati Bell, Inc.*	4,334	14,952
Iowa Telecommunications Services, Inc.	652	10,928
NTELOS Holdings Corp.	596	10,621
PAETEC Holding Corp.*	2,450	10,168
Premiere Global Services, Inc.*	1,212	9,999
Atlantic Tele-Network, Inc.	180	9,902
Shenandoah Telecommunications Co.	465	9,463
Cogent Communications Group, Inc.*	886	8,736
Global Crossing Ltd.*	581	8,279
Consolidated Communications Holdings, Inc.	468	8,190
Cbeyond, Inc.*	465	7,324
Alaska Communications Systems Group, Inc.	894	7,134
General Communication, Inc. — Class A*	850	5,423
USA Mobility, Inc.	453	4,988
SureWest Communications*	290	2,888
HickoryTech Corp.	260	2,296
inContact, Inc.*	540	1,582

Total Telecommunication Services		189,071

Total Common Stocks (Cost $12,868,235)		18,512,213

		MARKET
	SHARES	VALUE

RIGHTS 0.0%(a)
Builders FirstSource, Inc.*
Expires 01/14/10	573	$140
Flagstar Bancorp, Inc.*
Expires 01/25/10	2,219	—

Total Rights (Cost $76)		140

	FACE
	AMOUNT
REPURCHASE AGREEMENTS† 20.3%(b)
Credit Suisse Group
issued 12/31/09 at (0.02)%
due 01/04/10††	$3,265,907	3,265,907
UBS Financial Services, Inc.
issued 12/31/09 at 0.00%
due 01/04/10	1,233,141	1,233,141
Mizuho Financial Group, Inc.
issued 12/31/09 at 0.00%
due 01/04/10	952,355	952,355

Total Repurchase Agreements
(Cost $5,451,403)		5,451,403

Total Investments 89.4%
(Cost $18,319,714)		$23,963,756

Other Assets in Excess
of Liabilities — 10.6%		$2,852,989

Net Assets – 100.0%		$26,816,745

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED(a)
March 2010 Russell 2000 Index MiniFutures Contracts (Aggregate Market Value of Contracts $13,673,000)	220	$88,628

	UNITS
EQUITY INDEX SWAP AGREEMENTS(b)
Credit Suisse Capital, LLC January 2010 Russell 2000 Index Swap, Terminating 01/04/10††† (Notional Market Value $16,351,400)	26,146	$670,081
Goldman Sachs International
January 2010 Russell 2000 Index Swap, Terminating 01/04/10††† (Notional Market Value $4,905,417)	7,844	385,725

(Total Notional Market Value $21,256,818)		$1,055,806

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 6.

††	All or a portion of this security is pledged as equity index swap collateral at December 31, 2009.

†††	Total Return based on Russell 2000 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.
56	|	THE RYDEX|SGI DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS
December 31, 2009
     INVERSE RUSSELL 2000® 2x STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS† 116.4%(b)
Credit Suisse Group
issued 12/31/09 at (0.02)%
due 01/04/10††	$20,058,853	$20,058,853
UBS Financial Services, Inc.
issued 12/31/09 at 0.00%
due 01/04/10	18,493,298	18,493,298
Mizuho Financial Group, Inc.
issued 12/31/09 at 0.00%
due 01/04/10	14,282,377	14,282,377

Total Repurchase Agreements
(Cost $52,834,528)		52,834,528

Total Investments 116.4%
(Cost $52,834,528)		$52,834,528

Liabilities in Excess of
Other Assets – (16.4)%		$(7,447,451)

Net Assets – 100.0%		$45,387,077

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS SOLD SHORT(a)
March 2010 Russell 2000 Index
Mini Futures Contracts
(Aggregate Market Value of
Contracts $11,311,300)	182	$74,016

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT(b)
Goldman Sachs International January 2010 Russell 2000 Index Swap, Terminating 01/04/10††† (Notional Market Value $16,775,908)	26,825	$(105,235)
Credit Suisse Capital, LLC January 2010 Russell 2000 Index Swap, Terminating 01/04/10††† (Notional Market Value $62,605,376)	100,106	(1,010,263)

(Total Notional Market Value $79,381,284)		$(1,115,498)

†	Repurchase Agreements — See Note 6.

††	All or a portion of this security is pledged as equity index swap collateral at December 31, 2009.

†††	Total Return based on Russell 2000 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.

See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	|	57

STATEMENTS OF ASSETS AND LIABILITIES

		Inverse		Inverse
	S&P 500	S&P 500	NASDAQ-100®	NASDAQ-100®
	2x Strategy	2x Strategy	2x Strategy	2x Strategy
	Fund	Fund	Fund	Fund

Assets
Investment Securities	$108,276,288	$64,985,195	$173,928,701	$—
Repurchase Agreements	188,129,950	74,507,946	34,890,181	78,677,642

Total Investments	296,406,238	139,493,141	208,818,882	78,677,642
Segregated Cash with Broker	14,013,000	1,866,644	5,191,200	115,600
Cash	372	—	—	—
Unrealized Appreciation on Swap Agreements	1,636,295	417,318	9,220,655	—
Receivable for Swap Settlement	1,973,902	—	1,517,732	—
Variation Margin on Futures Contracts	—	242,468	—	29,330
Receivable for Securities Sold	—	—	3,967,662	—
Receivable for Fund Shares Sold	26,364,010	10,779,162	5,055,560	5,409,267
Investment Income Receivable	143,746	—	36,343	—

Total Assets	340,537,563	152,798,733	233,808,034	84,231,839

Liabilities
Unrealized Depreciation on Swap Agreements	1,086,369	368,224	—	3,997,080
Payable for Swap Settlement	—	4,344,463	—	6,120,345
Variation Margin on Futures Contracts	1,828,510	—	589,363	—
Payable for Securities Purchased	1,963,737	—	—	—
Payable for Fund Shares Redeemed	9,674,886	3,405,238	9,592,732	5,685,730
Investment Advisory Fees Payable	168,659	157,782	190,579	69,297
Transfer Agent and Administrative Fees Payable	46,850	43,828	52,939	19,249
Distribution and Service Fees Payable	63,079	53,294	66,727	23,659
Portfolio Accounting Fees Payable	28,110	26,297	31,763	11,550
Custody Fees Payable	6,184	5,785	7,209	2,541
Other Accrued Fees	168,780	173,977	202,828	93,150

Total Liabilities	15,035,164	8,578,888	10,734,140	16,022,601

Net Assets	$325,502,399	$144,219,845	$223,073,894	$68,209,238

Net Assets Consist Of

Paid-In Capital	$430,202,596	$560,498,057	$355,519,971	$459,917,664
Undistributed Net Investment Loss	—	—	—	—
Accumulated Net Realized Loss on Investments	(147,163,996)	(416,381,846)	(228,905,477)	(387,730,252)
Net Unrealized Appreciation (Depreciation) on Investments	42,463,799	103,634	96,459,400	(3,978,174)

Net Assets	$325,502,399	$144,219,845	$223,073,894	$68,209,238

A-Class	$14,077,454	$7,068,635	$10,134,034	$1,281,910
C-Class	21,325,127	14,720,037	19,475,017	4,878,681
H-Class	290,099,818	122,431,173	193,464,843	62,048,647
Shares Outstanding
A-Class	638,948	297,379	114,357	175,188
C-Class	1,043,180	665,229	242,790	714,637
H-Class	13,170,708	5,145,783	2,183,107	8,489,097
Net Asset Values
A-Class	$22.03	$23.77	$88.62	$7.32
A-Class Maximum Offering Price*	23.13	24.96	93.04	7.69
C-Class	20.44	22.13	80.21	6.83
H-Class	22.03	23.79	88.62	7.31

Cost of Investments	$253,607,874	$139,549,293	$123,396,427	$78,687,392

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
58	|	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

December 31, 2009

	Inverse		Inverse
Dow	Dow	Russell 2000®	Russell 2000®
2x Strategy	2x Strategy	2x Strategy	2x Strategy
Fund	Fund	Fund	Fund

$24,999,749	$—	$18,512,353	$—
16,727,593	42,591,059	5,451,403	52,834,528

41,727,342	42,591,059	23,963,756	52,834,528
4,394,000	962,000	956,000	220,000
—	—	93	—
279,018	38,325	1,055,806	—
591,194	—	2,872,751	—
—	108,853	—	68,255
—	—	1,766,803	—
6,237,596	801,572	3,830,707	4,397,723
26,680	—	23,422	—

53,255,830	44,501,809	34,469,338	57,520,506

—	565,109	—	1,115,498
—	680,169	—	7,431,463
527,310	—	225,864	—
—	—	—	—
528,767	4,059,744	7,337,941	3,447,977
41,166	37,488	31,398	49,511
11,435	10,413	8,722	13,753
14,734	11,958	10,235	15,878
6,861	6,248	5,227	8,252
1,509	1,375	1,230	1,815
42,497	60,171	31,976	49,282

1,174,279	5,432,675	7,652,593	12,133,429

$52,081,551	$39,069,134	$26,816,745	$45,387,077

$87,057,425	$72,673,461	$55,614,531	$106,176,885
—	—	(6,909)	—
(42,419,301)	(33,182,660)	(35,579,353)	(59,748,326)
7,443,427	(421,667)	6,788,476	(1,041,482)

$52,081,551	$39,069,134	$26,816,745	$45,387,077

$5,556,348	$1,983,532	$1,890,350	$1,384,773
4,652,117	2,091,141	3,115,573	2,107,123
41,873,086	34,994,461	21,810,822	41,895,181

317,025	76,892	16,647	94,941
277,360	84,949	28,254	150,137
2,389,007	1,355,797	192,032	2,884,800

$17.53	$25.80	$113.55	$14.59
18.40	27.09	119.21	15.32
16.77	24.62	110.27	14.03
17.53	25.81	113.58	14.52

$34,425,863	$42,591,059	$18,319,714	$52,834,528
THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	|	59

STATEMENTS OF OPERATIONS

		Inverse		Inverse
	S&P 500	S&P 500	NASDAQ-100®	NASDAQ-100®
	2x Strategy	2x Strategy	2x Strategy	2x Strategy
	Fund	Fund	Fund	Fund

Investment Income
Interest	$83,361	$412,961	$67,806	$162,974
Dividends, Net of Foreign Tax Withheld	2,487,427	—	995,716	—

Total Income	2,570,788	412,961	1,063,522	162,974

Expenses
Investment Advisory Fees	1,657,951	1,957,699	1,734,086	976,080
Transfer Agent and Administrative Fees	460,542	543,805	481,690	271,133
Distribution & Service Fees:
A-Class	34,616	28,403	20,015	6,072
C-Class	241,178	200,880	175,644	73,991
H-Class	365,631	465,182	417,764	246,563
Portfolio Accounting Fees	276,326	326,284	289,015	162,681
Registration Fees	101,316	147,394	183,084	118,408
Trustees’ Fees*	21,575	27,077	22,946	14,301
Custody Fees	55,556	61,079	55,650	29,973
Miscellaneous	282,839	300,504	286,038	140,000

Total Expenses	3,497,530	4,058,307	3,665,932	2,039,202

Net Investment Income (Loss)	(926,742)	(3,645,346)	(2,602,410)	(1,876,228)

Realized And Unrealized Gain (loss) On Investments
Net Realized Gain (Loss) on:
Investment Securities	(15,588,953)	(105,840)	2,662,086	(41,500)
Equity Index Swaps	39,118,175	(79,643,450)	40,844,342	(98,152,842)
Futures Contracts	1,169,869	(25,893,678)	24,048,854	(17,946,431)

Total Net Realized Gain (Loss)	24,699,091	(105,642,968)	67,555,282	(116,140,773)

Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	31,009,188	(141,572)	54,343,085	(9,750)
Equity Index Swaps	(375,801)	(730,267)	8,440,967	(4,800,449)
Futures Contracts	(5,421,015)	2,601,500	679,833	269,075

Net Change in Unrealized Appreciation (Depreciation)	25,212,372	1,729,661	63,463,885	(4,541,124)

Net Gain (Loss) on Investments	49,911,463	(103,913,307)	131,019,167	(120,681,897)

Net Increase (Decrease) in Net Assets from Operations	$48,984,721	$(107,558,653)	$128,416,757	$(122,558,125)

Foreign Tax Withheld	$—	$—	$—	$—

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
60	|	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

Year Ended December 31, 2009

	Inverse		Inverse
Dow	Dow	Russell 2000®	Russell 2000®
2x Strategy	2x Strategy	2x Strategy	2x Strategy
Fund	Fund	Fund	Fund

$14,585	$68,313	$18,219	$65,763
736,088	—	258,599	—

750,673	68,313	276,818	65,763

328,615	460,068	299,266	453,261
91,282	127,797	83,129	125,906

15,857	6,839	3,750	4,688
45,682	38,510	30,086	42,521
64,005	111,330	71,859	110,588
54,769	76,678	49,872	75,544
26,643	38,357	28,740	45,698
3,933	5,706	4,204	6,309
10,552	14,131	11,135	14,092
58,019	81,029	48,330	71,184

699,357	960,445	630,371	949,791

51,316	(892,132)	(353,553)	(884,028)

(5,668,283)	—	(961,504)	—
11,544,090	(32,570,859)	8,188,749	(33,679,531)
(6,626,732)	(845,536)	(2,663,754)	(18,073,104)

(750,925)	(33,416,395)	4,563,491	(51,752,635)

8,708,913	—	3,623,733	—

296,294	(543,994)	846,911	1,256,023

(1,227,045)	338,850	(1,869,454)	854,924

7,778,162	(205,144)	2,601,190	2,110,947

7,027,237	(33,621,539)	7,164,681	(49,641,688)

$7,078,553	$(34,513,671)	$6,811,128	$(50,525,716)

$—	$—	$46	$—
THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	|	61

STATEMENTS OF CHANGES IN NET ASSETS

	S&P 500		Inverse S&P 500
	2x Strategy Fund		2x Strategy Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008

From Operations
Net Investment Income (Loss)	$(926,742)	$893,658	$(3,645,346)	$593,261
Net Realized Gain (Loss) on Investments	24,699,091	(133,747,918)	(105,642,968)	238,662,802
Net Change in Unrealized Appreciation (Depreciation) on Investments	25,212,372	(71,638,955)	1,729,661	(6,434,228)

Net Increase (Decrease) in Net Assets from Operations	48,984,721	(204,493,215)	(107,558,653)	232,821,835

Distributions to Shareholders from:
Net Investment Income
A-Class	(9,570)	(66,316)	(6,513)	(95,329)
C-Class	(19,180)	(131,300)	(12,256)	(133,418)
H-Class	(96,122)	(552,385)	(126,876)	(931,204)
Net Realized Gain on Investments
A-Class	—	—	—	—
C-Class	—	—	—	—
H-Class	—	—	—	—
Return of Capital
A-Class	—	—	—	—
C-Class	—	—	—	—
H-Class	—	—	—	—

Total Distributions to Shareholders	(124,872)	(750,001)	(145,645)	(1,159,951)

Share Transactions
Proceeds from Shares Purchased
A-Class	29,721,462	38,154,649	47,654,808	64,784,194
C-Class	331,070,216	208,594,351	509,215,846	232,352,636
H-Class	8,830,667,072	4,451,245,338	8,088,530,116	6,385,076,672
Value of Shares Purchased through Dividend Reinvestment
A-Class	8,571	53,573	5,973	88,641
C-Class	18,164	121,762	10,447	122,195
H-Class	90,219	508,354	120,599	838,390
Cost of Shares Redeemed
A-Class	(35,327,532)	(28,580,043)	(50,158,436)	(75,658,285)
C-Class	(347,910,192)	(192,809,831)	(495,351,768)	(263,880,728)
H-Class	(8,690,659,207)	(4,460,314,618)	(8,058,543,695)	(6,582,448,672)

Net Increase (Decrease) in Net Assets From Share Transactions	117,678,773	16,973,535	41,483,890	(238,724,957)

Net Increase (Decrease) in Net Assets	166,538,622	(188,269,681)	(66,220,408)	(7,063,073)
Net Assets—Beginning Of Period	158,963,777	347,233,458	210,440,253	217,503,326

Net Assets—End of Period	$325,502,399	$158,963,777	$144,219,845	$210,440,253

Undistributed Net Investment Income— End of Period	$—	$143,657	$—	$145,645

62	|	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

NASDAQ-100®		Inverse NASDAQ-100®		Dow		Inverse Dow
2x Strategy Fund		2x Strategy Fund		2x Strategy Fund		2x Strategy Fund
Year	Year	Year	Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2009	2008	2009	2008	2009	2008	2009	2008

$(2,602,410)	$(2,648,211)	$(1,876,228)	$569,989	$51,316	$325,110	$(892,132)	$(119,834)
67,555,282	(196,848,962)	(116,140,773)	172,714,116	(750,925)	(35,057,286)	(33,416,395)	35,941,712
63,463,885	(111,463,923)	(4,541,124)	(3,270,932)	7,778,162	(7,563,539)	(205,144)	(1,978,448)

128,416,757	(310,961,096)	(122,558,125)	170,013,173	7,078,553	(42,295,715)	(34,513,671)	33,843,430

—	—	—	(27,622)	(6,048)	(43,057)	—	(3,980)
—	—	—	(50,675)	(5,494)	(34,730)	—	(3,856)
—	—	—	(658,110)	(39,774)	(276,502)	—	(34,526)

—	—	—	—	—	—	(5,549)	—
—	—	—	—	—	—	(6,443)	—
—	—	—	—	—	—	(107,797)	—

—	—	—	—	(5,771)	(2,544)	—	—
—	—	—	—	(5,242)	(2,040)	—	—
—	—	—	—	(37,951)	(16,335)	—	—

—	—	—	(736,407)	(100,280)	(375,208)	(119,789)	(42,362)

15,424,754	24,296,037	11,967,185	31,229,061	7,300,456	28,301,911	9,180,591	15,143,573
250,406,608	161,284,485	171,670,734	119,202,987	41,935,587	66,287,893	86,155,587	37,021,655
4,806,641,722	5,628,157,280	3,938,272,883	4,001,171,880	563,255,118	766,921,455	754,890,050	649,468,228

—	—	—	22,737	9,861	34,717	4,975	3,665
—	—	—	45,207	10,307	34,208	4,970	3,228
—	—	—	614,440	63,068	269,453	105,709	30,102

(17,257,537)	(27,065,032)	(12,477,863)	(36,393,270)	(11,299,956)	(24,576,231)	(10,063,835)	(14,957,923)
(257,675,699)	(159,952,982)	(166,928,910)	(144,777,995)	(44,033,493)	(64,933,546)	(85,402,607)	(41,695,360)
(4,840,923,757)	(5,647,110,878)	(3,875,081,673)	(4,203,342,048)	(558,047,614)	(749,940,577)	(722,189,787)	(682,373,834)

(43,383,909)	(20,391,090)	67,422,356	(232,227,001)	(806,666)	22,399,283	32,685,653	(37,356,666)

85,032,848	(331,352,186)	(55,135,769)	(62,950,235)	6,171,607	(20,271,640)	(1,947,807)	(3,555,598)
138,041,046	469,393,232	123,345,007	186,295,242	45,909,944	66,181,584	41,016,941	44,572,539

$223,073,894	$138,041,046	$68,209,238	$123,345,007	$52,081,551	$45,909,944	$39,069,134	$41,016,941

$—	$—	$—	$—	$—	$—	$—	$—

THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	|	63

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Russell 2000®		Inverse Russell 2000®
	2x Strategy Fund		2x Strategy Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008

From Operations
Net Investment Income (Loss)	$(353,553)	$(5,201)	$(884,028)	$366,699
Net Realized Gain (Loss) on Investments	4,563,491	(36,631,601)	(51,752,635)	36,274,296
Net Change in Unrealized Appreciation (Depreciation) on Investments	2,601,190	4,310,811	2,110,947	(5,820,609)

Net Increase (Decrease) in Net Assets from Operations	6,811,128	(32,325,991)	(50,525,716)	30,820,386

Distributions to Shareholders from:
Net Investment Income
A-Class	—	—	—	(89,831)
C-Class	—	—	—	(74,579)
H-Class	—	—	—	(1,291,879)
Net Realized Gain on Investments
A-Class	—	—	(1,204)	(628,047)
C-Class	—	—	(1,662)	(521,416)
H-Class	—	—	(33,657)	(9,032,131)
Return of Capital
A-Class	—	(1,260)	—	—
C-Class	—	(2,730)	—	—
H-Class	—	(29,522)	—	—

Total Distributions to Shareholders	—	(33,512)	(36,523)	(11,637,883)

Share Transactions
Proceeds from Shares Purchased
A-Class	7,487,399	3,558,646	12,379,576	19,319,955
C-Class	265,551,520	68,597,016	361,147,688	57,502,687
H-Class	1,815,157,742	2,038,224,615	2,141,198,789	1,963,649,383
Value of Shares Purchased through Dividend Reinvestment
A-Class	—	1,124	838	348,454
C-Class	—	2,610	1,497	562,874
H-Class	—	28,685	32,683	10,156,874
Cost of Shares Redeemed
A-Class	(7,266,308)	(2,506,645)	(11,274,910)	(65,645,863)
C-Class	(264,563,345)	(67,232,181)	(353,435,919)	(61,371,408)
H-Class	(1,824,862,744)	(2,040,480,118)	(2,096,010,685)	(2,023,634,361)

Net Increase (Decrease) in Net Assets From Share Transactions	(8,495,736)	193,752	54,039,557	(99,111,405)

Net Increase (Decrease) in Net Assets	(1,684,608)	(32,165,751)	3,477,318	(79,928,902)
Net Assets—Beginning of Period	28,501,353	60,667,104	41,909,759	121,838,661

Net Assets—End of Period	$26,816,745	$28,501,353	$45,387,077	$41,909,759

Undistributed Net Investment Loss— End of Period	$(6,909)	$(1,081)	$—	$—

64	|	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
			Net Realized	Net Increase									Combined
	NET ASSET	Net	and	(Decrease)	Distributions	Distributions		NET ASSET				Net	Net		Net Assets,
	VALUE,	Investment	Unrealized	in Net Asset	from Net	from Net		VALUE,	Total			Investment	Investment	Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Value Resulting	Investment	Realized	Total	END OF	Investment	Total	Net	Income	Income	Turnover	Period (000’s
Year Ended	OF PERIOD	(Loss)†	on Investments	from Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses■	Expenses■	(Loss)	(Loss)▲	Rate	omitted)

S&P 500 2x Strategy Fund A-Class
December 31, 2009	$15.10	$(.03)	$6.98	$6.95	$(.02)	$—	$(.02)	$22.03	46.00%	1.81%	1.81%	(0.25)%	—	187%	$14,077
December 31, 2008	47.66	.17	(32.65)	(32.48)	(.08)	—	(.08)	15.10	(68.14)%	1.73%	1.73%	0.58%	—	92%	16,149
December 31, 2007	47.50	.38	.11	.49	(.33)	—	(.33)	47.66	0.99%	1.70%	1.70%	0.77%	—	40%	18,931
December 31, 2006	39.00	(.32)	9.61	9.29	(.79)	—	(.79)	47.50	23.80%	1.68%	1.68%	(0.75)%	0.63%	19%	15,242
December 31, 2005	38.13	(.28)	1.56	1.28	(.41)	—	(.41)	39.00	3.39%	1.77%	1.69%	(0.76)%	0.42%	77%	4,272

S&P 500 2x Strategy Fund C-Class
December 31, 2009	14.13	(.14)	6.47	6.33	(.02)	—	(.02)	20.44	44.77%	2.57%	2.57%	(0.99)%	—	187%	21,325
December 31, 2008	44.94	(.05)	(30.68)	(30.73)	(.08)	—	(.08)	14.13	(68.37)%	2.48%	2.48%	(0.16)%	—	92%	32,159
December 31, 2007	45.14	.01	.12	.13	(.33)	—	(.33)	44.94	0.24%	2.45%	2.45%	0.03%	—	40%	50,376
December 31, 2006	37.37	(.61)	9.17	8.56	(.79)	—	(.79)	45.14	22.89%	2.44%	2.44%	(1.52)%	(0.14)%	19%	57,885
December 31, 2005	36.85	(.53)	1.46	.93	(.41)	—	(.41)	37.37	2.56%	2.50%	2.41%	(1.48)%	(0.30)%	77%	63,328

S&P 500 2x Strategy Fund H-Class
December 31, 2009	15.10	(.07)	7.02	6.95	(.02)	—	(.02)	22.03	46.00%	1.81%	1.81%	(0.45)%	—	187%	290,100
December 31, 2008	47.63	.16	(32.61)	(32.45)	(.08)	—	(.08)	15.10	(68.12)%	1.73%	1.73%	0.53%	—	92%	110,656
December 31, 2007	47.49	.41	.06	.47	(.33)	—	(.33)	47.63	0.95%	1.70%	1.70%	0.81%	—	40%	277,926
December 31, 2006	38.98	(.32)	9.62	9.30	(.79)	—	(.79)	47.49	23.84%	1.69%	1.69%	(0.77)%	0.61%	19%	285,214
December 31, 2005	38.13	(.27)	1.53	1.26	(.41)	—	(.41)	38.98	3.34%	1.75%	1.67%	(0.73)%	0.45%	77%	308,677

Inverse S&P 500 2x Strategy Fund A-Class
December 31, 2009	48.14	(.61)	(23.74)	(24.35)	(.02)	—	(.02)	23.77	(50.58)%	1.80%	1.80%	(1.60)%	—	—	7,069
December 31, 2008	29.16	.10	19.18	19.28	(.30)	—	(.30)	48.14	66.10%	1.74%	1.74%	0.27%	—	—	14,897
December 31, 2007	31.38	.97	(2.27)	(1.30)	(.92)	—	(.92)	29.16	(3.99)%	1.70%	1.70%	3.27%	—	—	15,381
December 31, 2006	39.49	(.28)	(6.63)	(6.91)	(1.20)	—	(1.20)	31.38	(17.46)%	1.69%	1.69%	(0.76)%	3.42%	—	12,818
December 31, 2005	42.11	(.31)	(1.62)	(1.93)	(.69)	—	(.69)	39.49	(4.53)%	1.77%	1.67%	(0.75)%	1.54%	—	4,633

Inverse S&P 500 2x Strategy Fund C-Class
December 31, 2009	45.16	(.79)	(22.22)	(23.01)	(.02)	—	(.02)	22.13	(50.95)%	2.59%	2.59%	(2.39)%	—	—	14,720
December 31, 2008	27.56	(.15)	18.05	17.90	(.30)	—	(.30)	45.16	64.93%	2.49%	2.49%	(0.42)%	—	—	17,565
December 31, 2007	29.94	.72	(2.18)	(1.46)	(.92)	—	(.92)	27.56	(4.71)%	2.45%	2.45%	2.56%	—	—	26,565
December 31, 2006	38.05	(.54)	(6.37)	(6.91)	(1.20)	—	(1.20)	29.94	(18.12)%	2.43%	2.43%	(1.51)%	2.67%	—	29,458
December 31, 2005	40.92	(.61)	(1.57)	(2.18)	(.69)	—	(.69)	38.05	(5.28)%	2.51%	2.41%	(1.48)%	0.81%	—	29,768

Inverse S&P 500 2x Strategy Fund H-Class
December 31, 2009	48.17	(.60)	(23.76)	(24.36)	(.02)	—	(.02)	23.79	(50.57)%	1.81%	1.81%	(1.62)%	—	—	122,431
December 31, 2008	29.16	.11	19.20	19.31	(.30)	—	(.30)	48.17	66.21%	1.73%	1.73%	0.29%	—	—	177,979
December 31, 2007	31.38	.99	(2.29)	(1.30)	(.92)	—	(.92)	29.16	(3.99)%	1.71%	1.71%	3.32%	—	—	175,558
December 31, 2006	39.51	(.28)	(6.65)	(6.93)	(1.20)	—	(1.20)	31.38	(17.50)%	1.69%	1.69%	(0.77)%	3.41%	—	217,944
December 31, 2005	42.13	(.31)	(1.62)	(1.93)	(.69)	—	(.69)	39.51	(4.53)%	1.76%	1.66%	(0.74)%	1.55%	—	256,422
THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	|	65

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

										RATIOS TO
										AVERAGE NET ASSETS:
			Net Realized	Net Increase									Combined
	NET ASSET	Net	and	(Decrease)	Distributions	Distributions		NET ASSET				Net	Net		Net Assets,
	VALUE,	Investment	Unrealized	in Net Asset	from Net	from Net		VALUE,	Total			Investment	Investment	Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Value Resulting	Investment	Realized	Total	END OF	Investment	Total	Net	Income	Income	Turnover	Period (000’s
Year Ended	OF PERIOD	(Loss)†	on Investments	from Operations	Income	Gains	Distributions	PERIOD	Return††	Expenses■	Expenses■	(Loss)	(Loss)▲	Rate	omitted)

Nasdaq-100® 2x Strategy Fund A-Class
December 31, 2009Ω	$40.54	$(.73)	$48.81	$48.08	$—	$—	$—	$88.62	118.60%	1.85%	1.85%	(1.25)%	—	78%	$10,134
December 31, 2008Ω	148.85	(.90)	(107.41)	(108.31)	—	—	—	40.54	(72.76)%	1.76%	1.76%	(0.90)%	—	50%	5,835
December 31, 2007Ω	115.35	(.50)	34.00	33.50	—	—	—	148.85	29.04%	1.74%	1.74%	(0.36)%	—	107%	19,628
December 31, 2006Ω	109.50	(.80)	6.65	5.85	—	—	—	115.35	5.34%	1.69%	1.69%	(0.77)%	(0.65)%	71%	10,474
December 31, 2005Ω	113.60	(.75)	(2.75)	(3.50)	(.60)	—	(.60)	109.50	(3.09)%	1.69%	1.66%	(0.74)%	(0.75)%	133%	5,195

Nasdaq-100® 2x Strategy Fund C-Class
December 31, 2009Ω	37.03	(1.07)	44.25	43.18	—	—	—	80.21	116.61%	2.60%	2.60%	(2.02)%	—	78%	19,475
December 31, 2008Ω	137.05	(1.45)	(98.57)	(100.02)	—	—	—	37.03	(72.97)%	2.52%	2.52%	(1.67)%	—	50%	13,791
December 31, 2007Ω	106.95	(1.40)	31.50	30.10	—	—	—	137.05	28.14%	2.49%	2.49%	(1.10)%	—	107%	46,977
December 31, 2006Ω	102.30	(1.50)	6.15	4.65	—	—	—	106.95	4.55%	2.43%	2.43%	(1.51)%	(1.39)%	71%	43,530
December 31, 2005Ω	107.05	(1.40)	(2.75)	(4.15)	(.60)	—	(.60)	102.30	(3.89)%	2.43%	2.40%	(1.48)%	(1.49)%	133%	56,765

Nasdaq-100® 2x Strategy Fund H-Class
December 31, 2009Ω	40.54	(.74)	48.82	48.08	—	—	—	88.62	118.60%	1.84%	1.84%	(1.29)%	—	78%	193,465
December 31, 2008Ω	148.85	(.80)	(107.51)	(108.31)	—	—	—	40.54	(72.76)%	1.77%	1.77%	(0.90)%	—	50%	118,414
December 31, 2007Ω	115.35	(.40)	33.90	33.50	—	—	—	148.85	29.04%	1.74%	1.74%	(0.28)%	—	107%	402,788
December 31, 2006Ω	109.55	(.80)	6.60	5.80	—	—	—	115.35	5.29%	1.69%	1.69%	(0.77)%	(0.65)%	71%	319,193
December 31, 2005Ω	113.60	(.75)	(2.70)	(3.45)	(.60)	—	(.60)	109.55	(3.05)%	1.68%	1.65%	(0.73)%	(0.74)%	133%	570,220

Inverse NASDAQ-100® 2x Strategy Fund A-Class
December 31, 2009	21.92	(.24)	(14.36)	(14.60)	—	—	—	7.32	(66.61)%	1.83%	1.83%	(1.67)%	—	—	1,282
December 31, 2008	11.78	.03	10.22	10.25	(.11)	—	(.11)	21.92	87.03%	1.76%	1.76%	0.21%	—	—	3,847
December 31, 2007	17.22	.51	(5.21)	(4.70)	(.74)	—	(.74)	11.78	(27.10)%	1.75%	1.75%	3.49%	—	—	4,371
December 31, 2006	19.44	(.15)	(1.43)	(1.58)	(.64)	—	(.64)	17.22	(8.04)%	1.69%	1.69%	(0.77)%	3.35%	—	7,981
December 31, 2005	20.06	(.16)	(.11)	(.27)	(.35)	—	(.35)	19.44	(1.25)%	1.68%	1.68%	(0.76)%	1.53%	—	6,438

Inverse NASDAQ-100® 2x Strategy Fund C-Class
December 31, 2009	20.62	(.28)	(13.51)	(13.79)	—	—	—	6.83	(66.88)%	2.59%	2.59%	(2.39)%	—	—	4,879
December 31, 2008	11.17	(.06)	9.62	9.56	(.11)	—	(.11)	20.62	85.61%	2.51%	2.51%	(0.40)%	—	—	8,532
December 31, 2007	16.51	.39	(4.99)	(4.60)	(.74)	—	(.74)	11.17	(27.67)%	2.50%	2.50%	2.77%	—	—	17,791
December 31, 2006	18.80	(.29)	(1.36)	(1.65)	(.64)	—	(.64)	16.51	(8.69)%	2.44%	2.44%	(1.52)%	2.60%	—	32,553
December 31, 2005	19.56	(.31)	(.10)	(.41)	(.35)	—	(.35)	18.80	(2.00)%	2.40%	2.40%	(1.48)%	0.81%	—	35,780

Inverse NASDAQ-100® 2x Strategy Fund H-Class
December 31, 2009	21.89	(.21)	(14.37)	(14.58)	—	—	—	7.31	(66.61)%	1.84%	1.84%	(1.69)%	—	—	62,049
December 31, 2008	11.77	.05	10.18	10.23	(.11)	—	(.11)	21.89	86.93%	1.76%	1.76%	0.35%	—	—	110,965
December 31, 2007	17.21	.52	(5.22)	(4.70)	(.74)	—	(.74)	11.77	(27.12)%	1.75%	1.75%	3.52%	—	—	164,133
December 31, 2006	19.43	(.15)	(1.43)	(1.58)	(.64)	—	(.64)	17.21	(8.05)%	1.69%	1.69%	(0.77)%	3.35%	—	340,974
December 31, 2005	20.05	(.16)	(.11)	(.27)	(.35)	—	(.35)	19.43	(1.25)%	1.66%	1.66%	(0.74)%	1.55%	—	404,055
66	|	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

											RATIOS TO
											AVERAGE NET ASSETS:
			Net Realized	Net Increase										Combined
	NET ASSET	Net	and	(Decrease)	Distributions	Distributions			NET ASSET				Net	Net		Net Assets,
	VALUE,	Investment	Unrealized	in Net Asset	from Net	from Net			VALUE,	Total			Investment	Investment	Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Value Resulting	Investment	Realized	Return of	Total	END OF	Investment	Total	Net	Income	Income	Turnover	Period (000’s
Year Ended	OF PERIOD	(Loss)†	on Investments	from Operations	Income	Gains	Capital	Distributions	PERIOD	Return††	Expenses■	Expenses■	(Loss)▲	(Loss)	Rate	omitted)

Dow 2x Strategy Fund A-Class
December 31, 2009	$12.68	$.03	$4.86	$4.89	$(.02)	$—	$(.02)	$(.04)	$17.53	38.54%	1.83%	1.83%	0.26%	—	148%	$5,556
December 31, 2008	33.86	.18	(21.27)	(21.09)	(.08)	—	(.01)	(.09)	12.68	(62.28)%	1.74%	1.74%	0.80%	—	30%	7,563
December 31, 2007	31.56	.38	1.93	2.31	(.01)	—	—	(.01)	33.86	7.32%	1.71%	1.71%	1.09%	—	148%	9,824
December 31, 2006	24.39	(.21)	7.58	7.37	(.20)	—	—	(.20)	31.56	30.21%	1.69%	1.69%	(0.77)%	1.30%	341%	3,337
December 31, 2005	25.39	(.04)	(.92)	(.96)	(.01)	(.03)	—	(.04)	24.39	(3.78)%	1.67%	1.67%	(0.17)%	0.94%	410%	1,522
Dow 2x Strategy Fund C-Class
December 31, 2009	12.22	(.06)	4.65	4.59	(.02)	—	(.02)	(.04)	16.77	37.53%	2.59%	2.59%	(0.48)%	—	148%	4,652
December 31, 2008	32.91	.01	(20.61)	(20.60)	(.08)	—	(.01)	(.09)	12.22	(62.59)%	2.49%	2.49%	0.07%	—	30%	5,610
December 31, 2007	30.91	.14	1.87	2.01	(.01)	—	—	(.01)	32.91	6.50%	2.46%	2.46%	0.41%	—	148%	10,539
December 31, 2006	24.06	(.41)	7.46	7.05	(.20)	—	—	(.20)	30.91	29.29%	2.44%	2.44%	(1.52)%	0.55%	341%	6,198
December 31, 2005	25.22	(.55)	(.57)	(1.12)	(.01)	(.03)	—	(.04)	24.06	(4.44)%	2.39%	2.39%	(2.31)%	0.22%	410%	3,988
Dow 2x Strategy Fund H-Class
December 31, 2009	12.69	.03	4.85	4.88	(.02)	—	(.02)	(.04)	17.53	38.43%	1.83%	1.83%	0.23%	—	148%	41,873
December 31, 2008	33.90	.16	(21.28)	(21.12)	(.08)	—	(.01)	(.09)	12.69	(62.30)%	1.74%	1.74%	0.72%	—	30%	32,737
December 31, 2007	31.59	.42	1.90	2.32	(.01)	—	—	(.01)	33.90	7.34%	1.72%	1.72%	1.21%	—	148%	45,818
December 31, 2006	24.40	(.21)	7.60	7.39	(.20)	—	—	(.20)	31.59	30.28%	1.69%	1.69%	(0.77)%	1.30%	341%	57,132
December 31, 2005	25.38	(.16)	(.78)	(.94)	(.01)	(.03)	—	(.04)	24.40	(3.71)%	1.65%	1.65%	(0.67)%	0.96%	410%	33,896
Inverse Dow 2x Strategy Fund A-Class
December 31, 2009	46.96	(.68)	(20.41)	(21.09)	—	(.07)	—	(.07)	25.80	(44.92)%	1.83%	1.83%	(1.69)%	—	—	1,984
December 31, 2008	30.59	(.17)	16.59	16.42	(.05)	—	—	(.05)	46.96	53.68%	1.75%	1.75%	(0.41)%	—	—	3,889
December 31, 2007	35.38	1.09	(4.41)	(3.32)	(1.47)	—	—	(1.47)	30.59	(9.16)%	1.70%	1.70%	3.36%	—	—	2,201
December 31, 2006	45.63	(.31)	(9.79)	(10.10)	(.15)	—	—	(.15)	35.38	(22.14)%	1.69%	1.69%	(0.77)%	3.51%	—	3,534
December 31, 2005	45.41	(.35)	.78	.43	(.07)	(.14)		(.21)	45.63	0.94%	1.70%	1.69%	(0.77)%	1.62%	—	1,177
Inverse Dow 2x Strategy Fund C-Class
December 31, 2009	45.18	(.97)	(19.52)	(20.49)	—	(.07)	—	(.07)	24.62	(45.36)%	2.54%	2.54%	(2.40)%	—	—	2,091
December 31, 2008	29.65	(.32)	15.90	15.58	(.05)	—	—	(.05)	45.18	52.55%	2.49%	2.49%	(0.86)%	—	—	3,600
December 31, 2007	34.60	.80	(4.28)	(3.48)	(1.47)	—	—	(1.47)	29.65	(9.83)%	2.45%	2.45%	2.54%	—	—	5,233
December 31, 2006	44.95	(.60)	(9.60)	(10.20)	(.15)	—	—	(.15)	34.60	(22.69)%	2.44%	2.44%	(1.52)%	2.76%	—	4,572
December 31, 2005	45.10	(.70)	.76	.06	(.07)	(.14)	—	(.21)	44.95	0.12%	2.42%	2.41%	(1.49)%	0.90%	—	1,907
Inverse Dow 2x Strategy Fund H-Class
December 31, 2009	46.97	(.63)	(20.46)	(21.09)	—	(.07)	—	(.07)	25.81	(44.91)%	1.83%	1.83%	(1.70)%	—	—	34,994
December 31, 2008	30.59	(.06)	16.49	16.43	(.05)	—	—	(.05)	46.97	53.71%	1.74%	1.74%	(0.15)%	—	—	33,528
December 31, 2007	35.38	1.10	(4.42)	(3.32)	(1.47)	—	—	(1.47)	30.59	(9.16)%	1.70%	1.70%	3.39%	—	—	37,138
December 31, 2006	45.63	(.31)	(9.79)	(10.10)	(.15)	—	—	(.15)	35.38	(22.14)%	1.69%	1.69%	(0.77)%	3.51%	—	59,603
December 31, 2005	45.41	(.35)	.78	.43	(.07)	(.14)	—	(.21)	45.63	0.94%	1.67%	1.66%	(0.74)%	1.65%	—	37,047
THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	|	67

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

											RATIOS TO
											AVERAGE NET ASSETS:
			Net Realized	Net Increase
	NET ASSET	Net	and	(Decrease)	Distributions	Distributions			NET ASSET						Net			Net Assets,
	VALUE,	Investment	Unrealized	in Net Asset	from Net	from Net			VALUE,	Total					Investment		Portfolio	End of
	BEGINNING	Income	Gains (Losses)	Value Resulting	Investment	Realized	Return	Total	END OF	Investment	Total		Operating		Income		Turnover	Period (000’s
Year Ended	OF PERIOD	(Loss)†	on Investments	from Operations	Income	Gains	of Capital	Distributions	PERIOD	Return††	Expenses		Expenses		(Loss)		Rate	omitted)

Russell 2000® 2x Strategy Fund A-Class
December 31, 2009Ω	$80.46	$(.83)	$33.92	$33.09	$—	$—	$—	$—	$113.55	41.13%	1.87%		1.87%		(1.00)%		335%	$1,890
December 31, 2008Ω	239.10	(.10)	(158.44)	(158.54)	—	—	(.10)	(.10)	80.46	(66.27)%	1.75%		1.75%		(0.05)%		631%	893
December 31, 2007Ω	279.90	3.90	(43.00)	(39.10)	(.30)	(1.40)	—	(1.70)	239.10	(14.00)%	1.71%		1.71%		1.41%		833%	588
December 31, 2006Ω*	250.00	.70	33.00	33.70	(.50)	(3.30)	—	(3.80)	279.90	13.49%	1.69%	**	1.69%	**	0.46%	**	221%	595

Russell 2000® 2x Strategy Fund C-Class
December 31, 2009Ω	78.83	(1.32)	32.76	31.44	—	—	—	—	110.27	39.88%	2.63%		2.63%		(1.77)%		335%	3,116
December 31, 2008Ω	236.20	(1.20)	(156.07)	(157.27)	—	—	(.10)	(.10)	78.83	(66.58)%	2.50%		2.50%		(0.78)%		631%	1,446
December 31, 2007Ω	278.50	1.70	(42.30)	(40.60)	(.30)	(1.40)	—	(1.70)	236.20	(14.61)%	2.45%		2.45%		0.62%		833%	1,938
December 31, 2006Ω*	250.00	(.20)	32.50	32.30	(.50)	(3.30)	—	(3.80)	278.50	12.93%	2.44%	**	2.44%	**	(0.12)%	**	221%	1,100

Russell 2000® 2x Strategy Fund H-Class
December 31, 2009Ω	80.37	(.81)	34.02	33.21	—	—	—	—	113.58	41.32%	1.84%		1.84%		(1.00)%		335%	21,811
December 31, 2008Ω	239.40	.04	(158.97)	(158.93)	—	—	(.10)	(.10)	80.37	(66.35)%	1.75%		1.75%		0.03%		631%	26,162
December 31, 2007Ω	280.00	3.60	(42.50)	(38.90)	(.30)	(1.40)	—	(1.70)	239.40	(13.92)%	1.70%		1.70%		1.28%		833%	58,141
December 31, 2006Ω*	250.00	1.00	32.80	33.80	(.50)	(3.30)	—	(3.80)	280.00	13.53%	1.70%	**	1.70%	**	0.67%	**	221%	60,668

Inverse Russell 2000® 2x Strategy Fund A-Class
December 31, 2009	35.62	(.41)	(20.61)	(21.02)	—	(.01)	—	(.01)	14.59	(59.01)%	1.83%		1.83%		(1.70)%		—	1,385
December 31, 2008	40.34	.70	11.41	12.11	(2.11)	(14.72)	—	(16.83)	35.62	25.10%	2.39%		1.78%◊		1.50%		174%	1,941
December 31, 2007	40.73	1.48	(.69)	.79	(1.18)	—	—	(1.18)	40.34	2.07%	2.06%		1.70%◊		3.74%		109%	40,656
December 31, 2006*	50.00	.79	(9.49)	(8.70)	(.57)	—	—	(.57)	40.73	(17.39)%	1.76%	**	1.76%	**	3.15%	**	—	9,138

Inverse Russell 2000® 2x Strategy Fund C-Class
December 31, 2009	34.49	(.54)	(19.91)	(20.45)	—	(.01)	—	(.01)	14.03	(59.29)%	2.59%		2.59%		(2.44)%		—	2,107
December 31, 2008	39.87	(.16)	11.61	11.45	(2.11)	(14.72)	—	(16.83)	34.49	23.72%	3.08%		2.51%◊		(0.35)%		174%	1,509
December 31, 2007	40.54	1.08	(.57)	.51	(1.18)	—	—	(1.18)	39.87	1.39%	2.66%		2.44%◊		2.81%		109%	3,852
December 31, 2006*	50.00	.59	(9.48)	(8.89)	(.57)	—	—	(.57)	40.54	(17.77)%	2.43%	**	2.43%	**	2.13%	**	—	1,605

Inverse Russell 2000® 2x Strategy Fund H-Class
December 31, 2009	35.50	(.38)	(20.59)	(20.97)	—	(.01)	—	(.01)	14.52	(59.07)%	1.83%		1.83%		(1.70)%		—	41,895
December 31, 2008	40.37	.19	11.77	11.96	(2.11)	(14.72)	—	(16.83)	35.50	24.71%	2.32%		1.77%◊		0.42%		174%	38,460
December 31, 2007	40.73	1.40	(.58)	.82	(1.18)	—	—	(1.18)	40.37	2.15%	1.91%		1.71%◊		3.60%		109%	77,331
December 31, 2006*	50.00	.79	(9.49)	(8.70)	(.57)	—	—	(.57)	40.73	(17.39)%	1.69%	**	1.69%	**	2.90%	**	—	54,584

*	Since the commencement of operations:

May 31, 2006 — Russell 2000® 2x Strategy Fund A-Class, C-Class, and H-Class and Inverse Russell 2000® 2x Strategy Fund A-Class, C-Class, and H-Class.

**	Annualized

†	Calculated using the average daily shares outstanding for the year.

††	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

Ω	Per share amounts for the period:

December 31, 2004 — April 19, 2009 have been restated to reflect a 1:5 reverse stock split effective April 20, 2009 — NASDAQ-100® 2x Strategy Fund; May 31, 2006 — April 19, 2009 have been restated to reflect a 1:10 reverse stock split effective April 20, 2009 — Russell 2000® 2x Strategy Fund.

◊	Operating expenses exclude short dividends expense.

Prior to January 1, 2007, the S&P 500 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Dow 2x Strategy Fund, and Inverse Dow 2x Strategy Fund operated under a Master-Feeder Structure.

▲	Ratios represent combined net investment income of the former Master Portfolio and the Fund. Ratios shown under the caption “Net Investment Income (Loss)” for the year ended December 31, 2006 and preceding periods did not reflect the net investment income of the former Master Portfolio. This has no effect on the Fund’s net asset value, per share value or total increase (decrease) in net assets from operations during any period.

■	Expense ratios to average net assets include expenses of the corresponding former Master Portfolio for the year ended December 31, 2006, and preceding periods.
68	|	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

1.   Organization and Significant Accounting Policies Organization
The Rydex Dynamic Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of shares (no par value). The Trust offers three classes of shares, A-Class shares, C-Class shares, and H-Class shares. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the NAV, with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% CDSC if shares are redeemed within 18 months of purchase.
At December 31, 2009, the Trust consisted of eight separate series (collectively, the “Funds”): the S&P 500 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Dow 2x Strategy Fund, and Russell 2000® 2x Strategy Fund (“Leveraged Funds”) and the Inverse S&P 500 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Inverse Dow 2x Strategy Fund, and Inverse Russell 2000® 2x Strategy Fund (“Leveraged Inverse Funds”).
Rydex Investments provides advisory, transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, Inc. (the “Distributor”) acts as principal underwriter for the Trust. Both Rydex Investments and the Distributor are affiliated entities.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation. These financial statements are based on the December 31, 2009 afternoon NAV.
B. Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE on the valuation date for the afternoon NAV. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date for the afternoon pricing cycle. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
Debt securities with a maturity greater than 60 days from date of purchase are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a debt security is valued at the reported bid price, at the close of business. Short-term debt securities with a maturity of 60 days from date of purchase or less and repurchase agreements are valued at amortized cost, which approximates market value.
The value of domestic equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements. For the afternoon pricing cycle, the agreements are marked at the close of the NYSE to the relevant index or, if there is an afternoon trade, to the “fill”. The swap’s market values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith by Rydex Investments under direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts

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NOTES TO FINANCIAL STATEMENTS (continued)

and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
C. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
D. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
E. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.
F. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, that Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, that Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, that Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security purchased by that Fund upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, that Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).
G. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
H. The Trust may enter into domestic equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

70	|	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

I. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
J. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.
K. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class shares and H-Class shares and service and distribution fees related to C-Class shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.
L. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2. Financial Instruments
As part of its investment strategy, the Trust may utilize short sales and a variety of derivative instruments, including options, futures, options on futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.
A short sale is a transaction in which a Fund sells an equity or fixed income security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction.
The risk of such price increases is the principal risk of engaging in short sales.
The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.
There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.
In conjunction with the use of short sales, options, futures, options on futures, and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.
The risks inherent in the use of short sales, options, futures contracts, options on futures contracts, and swap agreements, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

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NOTES TO FINANCIAL STATEMENTS (continued)

3. Derivative Investment Holdings Categorized by Risk Exposure
U.S. generally accepted accounting principles requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivatives instruments are accounted for and their effects on the Funds’ financial position and results of operations. None of the derivatives currently held by the Funds are being used as hedging instruments.
The Funds seek to gain exposure to their respective benchmarks by investing in financial-linked derivative instruments, including swap agreements, futures and options on futures. The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives:

Approximate percentage of Fund’s
Fund	net assets on a daily basis

S&P 500 2x Strategy Fund	165%
Inverse S&P 500 2x Strategy Fund	200%
NASDAQ-100® 2x Strategy Fund	125%
Inverse NASDAQ-100® 2x Strategy Fund	200%
Dow 2x Strategy Fund	150%
Inverse Dow 2x Strategy Fund	200%
Russell 2000® 2x Strategy Fund	130%
Inverse Russell 2000® 2x Strategy Fund	200%
The following is a summary of the location of derivative investments on the Fund’s Statements of Assets and Liabilities as of December 31, 2009:

Location on the Statements of Assets and Liabilities
Derivative Investments Type	Asset Derivatives	Liability Derivatives

Futures Equity contracts	Variation Margin on Futures Contracts	Variation Margin on Futures Contracts
Swaps Equity Contracts	Unrealized Appreciation on Swap Agreements	Unrealized Depreciation on Swap Agreements
Options Equity	Investment Securities	Investment Securities
The following table sets forth the fair value of the Funds’ derivative contracts by primary risk exposure as of December 31, 2009:

Asset Derivative Investments Value

	Futures*		Swaps
	Equity	Options	Equity	Total Value at
Fund	Contracts	Equity	Contracts	December 31, 2009

S&P 500 2x Strategy Fund	$—	$—	$1,636,295	$1,636,295
Inverse S&P 500 2x Strategy Fund	110,692	—	417,318	528,010
NASDAQ-100® 2x Strategy Fund	1,816,290	—	9,220,655	11,036,945
Inverse NASDAQ-100® 2x Strategy Fund	28,656	—	—	28,656
Dow 2x Strategy Fund	—	—	279,018	279,018
Inverse Dow 2x Strategy Fund	105,117	—	38,325	143,442
Russell 2000® 2x Strategy Fund	88,628	—	1,055,806	1,144,434
Inverse Russell 2000® 2x Strategy Fund	74,016	—	—	74,016

Liability Derivative Investments Value

	Futures*		Swaps
	Equity	Options	Equity	Total Value at
Fund	Contracts	Equity	Contracts	December 31, 2009

S&P 500 2x Strategy Fund	$884,491	$—	$1,086,369	$1,970,860
Inverse S&P 500 2x Strategy Fund	—	—	368,224	368,224
NASDAQ-100® 2x Strategy Fund	—	—	—	—
Inverse NASDAQ-100® 2x Strategy Fund	—	—	3,997,080	3,997,080
Dow 2x Strategy Fund	137,070	—	—	137,070
Inverse Dow 2x Strategy Fund	—	—	565,109	565,109
Russell 2000® 2x Strategy Fund	—	—	—	—
Inverse Russell 2000® 2x Strategy Fund	—	—	1,115,498	1,115,498

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
72	|	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a summary of the location of derivative investments on the Fund’s Statements of Operations as of December 31, 2009:

Derivative Investment Type	Location of Gain (Loss) on Derivatives

Futures Equity contracts	Net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts
Swaps Equity Contracts	Net realized gain (loss) and change in net unrealized appreciation (depreciation) on equity index swaps
Options Equity	Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Investment Securities.
The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure as of December 31, 2009:

Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations
	Futures		Swaps
	Equity	Options	Equity
Fund	Contracts	Equity	Contracts	Total

S&P 500 2x Strategy Fund	$1,169,869	$—	$39,118,175	$40,288,044
Inverse S&P 500 2x Strategy Fund	(25,893,678)	(106,250)	(79,643,450)	(105,643,378)
NASDAQ-100® 2x Strategy Fund	24,048,854	—	40,844,342	64,893,196
Inverse NASDAQ-100® 2x Strategy Fund	(17,946,431)	(41,500)	(98,152,842)	(116,140,773)
Dow 2x Strategy Fund	(6,626,732)	—	11,544,090	4,917,358
Inverse Dow 2x Strategy Fund	(845,536)	—	(32,570,859)	(33,416,395)
Russell 2000® 2x Strategy Fund	(2,663,754)	—	8,188,749	5,524,995
Inverse Russell 2000® 2x Strategy Fund	(18,073,104)	—	(33,679,531)	(51,752,635)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statement of Operations
	Futures		Swaps
	Equity	Options	Equity
Fund	Contracts	Equity	Contracts	Total

S&P 500 2x Strategy Fund	$(5,421,015)	$—	$(375,801)	$(5,796,816)
Inverse S&P 500 2x Strategy Fund	2,601,500	(61,249)	(730,267)	1,809,984
NASDAQ-100® 2x Strategy Fund	679,833	—	8,440,967	9,120,800
Inverse NASDAQ-100® 2x Strategy Fund	269,075	(9,750)	(4,800,449)	(4,541,124)
Dow 2x Strategy Fund	(1,227,045)	—	296,294	(930,751)
Inverse Dow 2x Strategy Fund	338,850	—	(543,994)	(205,144)
Russell 2000® 2x Strategy Fund	(1,869,454)	—	846,911	(1,022,543)
Inverse Russell 2000® 2x Strategy Fund	854,924	—	1,256,023	2,110,947
4. Fees And Other Transactions With Affiliates
Under the terms of an investment advisory contract, the Trust pays Rydex Investments investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets of each of the Funds.
Rydex Investments provides transfer agent and administrative services to the Funds for fees calculated at an annualized rate of 0.25% of the average daily net assets of each of the Funds. Rydex Investments also provides accounting services to the Trust for fees calculated at an annualized rate of 0.15% of the average daily net assets of each Fund.
Rydex Investments engages external service providers to perform other necessary services for the Trust, such as accounting and auditing services, legal services, printing and mailing, etc. on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Organizational and setup costs for new Funds are paid by the Trust.
The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which the Distributor and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services.
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NOTES TO FINANCIAL STATEMENTS (continued)

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing on-going services to the shareholder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder’s financial advisor an ongoing sales commission. The Distributor advances the first year’s service and distribution fees to the financial advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record.
For the period ended December 31, 2009, the Distributor retained sales charges of $168,138 relating to sales of A-Class shares of the Trust.
Certain officers and trustees of the Trust are also officers of Rydex Investments.
5. Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (fiscal years 2006 — 2009), and has concluded that no provision for income tax is required in the Funds’ financial statements. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.
Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating losses not utilized during the current period, capital loss carryforward expired, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended December 31, 2009, the following Fund offset net realized capital gains with capital losses from previous years:

Fund	Amount

NASDAQ-100® 2x Strategy Fund	$24,936,562
The tax character of distributions paid during the year ended December 31, 2009 was as follows:

	Ordinary	Long-Term	Return of	Total
Fund	Income	Capital Gain	Capital	Distributions

S&P 500 2x Strategy Fund	$124,872	$—	$—	$124,872
Inverse S&P 500 2x Strategy Fund	145,645	—	—	145,645
NASDAQ-100® 2x Strategy Fund	—	—	—	—
Inverse NASDAQ-100® 2x Strategy Fund	—	—	—	—
Dow 2x Strategy Fund	51,316	—	48,964	100,280
Inverse Dow 2x Strategy Fund	—	119,789	—	119,789
Russell 2000® 2x Strategy Fund	—	—	—	—
Inverse Russell 2000® 2x Strategy Fund	36,523	—	—	36,523
The tax character of distributions paid during the year ended December 31, 2008 was as follows:

	Ordinary	Long-Term	Return of	Total
Fund	Income	Capital Gain	Capital	Distributions

S&P 500 2x Strategy Fund	$750,001	$—	$—	$750,001
Inverse S&P 500 2x Strategy Fund	1,159,951	—	—	1,159,951
NASDAQ-100® 2x Strategy Fund	—	—	—	—
Inverse NASDAQ-100® 2x Strategy Fund	736,407	—	—	736,407
Dow 2x Strategy Fund	354,289	—	20,919	375,208
Inverse Dow 2x Strategy Fund	42,362	—	—	42,362
Russell 2000® 2x Strategy Fund	—	—	33,512	33,512
Inverse Russell 2000® 2x Strategy Fund	11,637,883	—	—	11,637,883
74	|	THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributable earnings/(accumulated losses) at December 31, 2009 was as follows:

	Undistributed	Undistributed	Net Unrealized
	Ordinary	Long-Term	Appreciation/	Capital Loss
Fund	Income	Capital Gain	Depreciation	Carryforward

S&P 500 2x Strategy Fund	$—	$—	$19,320,064	$(123,781,199)[1]
Inverse S&P 500 2x Strategy Fund	—	—	54,191	(382,088,960)[1]
NASDAQ-100® 2x Strategy Fund	—	—	81,261,609	(213,707,686)[1]
Inverse NASDAQ-100® 2x Strategy Fund	—	—	(3,997,080)	(372,154,193)[1]
Dow 2x Strategy Fund	—	—	4,568,978	(39,544,852)[1]
Inverse Dow 2x Strategy Fund	—	—	(526,784)	(25,983,806)[1]
Russell 2000® 2x Strategy Fund	—	—	2,577,468	(31,375,254)[1]
Inverse Russell 2000® 2x Strategy Fund	—	—	(1,115,498)	(53,655,098)[1]
Capital Loss Carryforward amounts may be limited due to U.S. Treasury Regulations.
1    A summary of the expiration of the afore mentioned Capital Loss Carryforward is as follows:

									Total
	Expires in	Expires in	Expires in	Expires in	Expires in	Expires in	Expires in	Expires in	Capital Loss
Fund	2010	2011	2012	2013	2014	2015	2016	2017	Carryforward

S&P 500 2x
Strategy Fund	$—	$—	$—	$—	$—	$—	$(118,449,401)	$(5,331,798)	$(123,781,199)
Inverse S&P 500 2x
Strategy Fund	—	—	(128,415,799)	(58,089,386)	(104,028,982)	(22,695,519)	—	(68,859,274)	(382,088,960)
NASDAQ-100® 2x
Strategy Fund	(2,697,932)	—	—	(10,303,714)	—	—	(200,706,040)	—	(213,707,686)
Inverse
NASDAQ-100® 2x
Strategy Fund	—	—	(27,288,987)	(38,003,206)	(95,162,970)	(111,374,734)	—	(100,324,296)	(372,154,193)
Dow 2x Strategy
Fund	—	—	—	—	—	—	(28,722,996)	(10,821,856)	(39,544,852)
Inverse Dow 2x
Strategy Fund	—	—	—	—	—	—	—	(25,983,806)	(25,983,806)
Russell 2000® 2x
Strategy Fund	—	—	—	—	—	—	(28,075,945)	(3,299,309)	(31,375,254)
Inverse Russell 2000®
2x Strategy Fund	—	—	—	—	—	—	—	(53,655,098)	(53,655,098)
At December 31, 2009, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain

S&P 500 2x Strategy Fund	$277,636,100	$19,049,941	$(279,803)	$18,770,138
Inverse S&P 500 2x Strategy Fund	139,488,044	5,097	—	5,097
NASDAQ-100® 2x Strategy Fund	136,777,928	72,441,019	(400,065)	72,040,954
Inverse NASDAQ-100® 2x Strategy Fund	78,677,642	—	—	—
Dow 2x Strategy Fund	37,437,382	4,359,220	(69,260)	4,289,960
Inverse Dow 2x Strategy Fund	42,591,059	—	—	—
Russell 2000® 2x Strategy Fund	22,442,094	1,787,464	(265,802)	1,521,662
Inverse Russell 2000® 2x Strategy Fund	52,834,528	—	—	—
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NOTES TO FINANCIAL STATEMENTS (continued)

Post-October Losses Deferred
Pursuant to Federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the year ended December 31, 2009, the following amounts of realized capital losses reflected in the accompanying financial statements will not be recognized for Federal income tax purposes until January 1, 2010:

Fund	Capital

S&P 500 2x Strategy Fund	$(239,062)
Inverse S&P 500 2x Strategy Fund	(34,243,443)
Inverse NASDAQ-100® 2x Strategy Fund	(15,557,153)
Inverse Dow 2x Strategy Fund	(7,093,737)
Inverse Russell 2000® 2x Strategy Fund	(6,019,212)
6. Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
The repurchase agreements executed by the joint account and outstanding at December 31, 2009, were as follows:

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price

Credit Suisse Group	(0.02)% due 01/04/10	$183,657,776	$183,657,776	$183,657,368
UBS Financial Services, Inc.	0.00% due 01/04/10	175,000,000	175,000,000	175,000,000
Mizuho Financial Group, Inc.	0.00% due 01/04/10	135,152,524	135,152,524	135,152,524

			$493,810,300	$493,809,892

At December 31, 2009, the collateral for the repurchase agreements in the joint account was as follows:

Security Type	Maturity Dates	Range of Rates	Par Value	Market Value

U.S. Treasury Note	12/31/16	3.25%	$188,330,000	$187,331,854
U.S. TIP Notes	01/15/10 — 07/15/19	0.63% — 4.25%	139,143,300	165,270,372
U.S. Treasury Bills	06/10/10 — 06/17/10	0.00%	137,995,300	137,855,649
U.S. TIP Bond	01/15/26	2.00%	11,960,000	13,234,331

				$503,692,206

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
7. Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
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NOTES TO FINANCIAL STATEMENTS (continued)

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at December 31, 2009:

	Level 1	Level 1	Level 2	Level 2
	Investments	Other Financial	Investments	Other Financial
Fund	In Securities	Instruments*	In Securities	Instruments*	Total

Assets
S&P 500 2x Strategy Fund	$108,276,288	$—	$188,129,950	$1,636,295	$298,042,533
Inverse S&P 500 2x Strategy Fund	—	110,692	139,493,141	417,318	140,021,151
NASDAQ-100® 2x Strategy Fund	173,928,701	1,816,290	34,890,181	9,220,655	219,855,827
Inverse NASDAQ-100® 2x Strategy Fund	—	28,656	78,677,642	—	78,706,298
Dow 2x Strategy Fund	24,999,749	—	16,727,593	279,018	42,006,360
Inverse Dow 2x Strategy Fund	—	105,117	42,591,059	38,325	42,734,501
Russell 2000® 2x Strategy Fund	18,512,353	88,628	5,451,403	1,055,806	25,108,190
Inverse Russell 2000® 2x Strategy Fund	—	74,016	52,834,528	—	52,908,544

Liabilities
S&P 500 2x Strategy Fund	—	884,491	—	1,086,369	1,970,860
Inverse S&P 500 2x Strategy Fund	—	—	—	368,224	368,224
NASDAQ-100® 2x Strategy Fund	—	—	—	—	—
Inverse NASDAQ-100® 2x Strategy Fund	—	—	—	3,997,080	3,997,080
Dow 2x Strategy Fund	—	137,070	—	—	137,070
Inverse Dow 2x Strategy Fund	—	—	—	565,109	565,109
Russell 2000® 2x Strategy Fund	—	—	—	—	—
Inverse Russell 2000® 2x Strategy Fund	—	—	—	1,115,498	1,115,498

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.
8. Securities Transactions
During the year ended December 31, 2009, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

		Inverse		Inverse
	S&P 500 2x	S&P 500 2x	NASDAQ-100® 2x	NASDAQ-100® 2x
	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund

Purchases	$189,129,427	$—	$110,157,712	$—
Sales	212,022,344	—	102,324,140	—

		Inverse		Inverse
	Dow 2x	Dow 2x	Russell 2000® 2x	Russell 2000®
	Strategy Fund	Strategy Fund	Strategy Fund	2x Strategy Fund

Purchases	$32,354,732	$—	$62,204,066	$—
Sales	33,987,321	—	68,075,221	—
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NOTES TO FINANCIAL STATEMENTS (continued)

9.   Share Transactions
The Trust is authorized to issue an unlimited number of shares (no par value). Transactions in shares for the periods presented were:

			Shares Purchased Through				Net Shares Purchased
	Shares Purchased		Dividend Reinvestment		Shares Redeemed		(Redeemed)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2009	2008	2009	2008	2009	2008	2009	2008

S&P 500 2x Strategy Fund
A-Class	2,107,353	1,697,155	403	3,481	(2,537,912)	(1,028,767)	(430,156)	671,869
C-Class	24,023,057	9,815,737	918	8,450	(25,256,748)	(8,669,215)	(1,232,773)	1,154,972
H-Class	539,151,616	154,084,035	4,235	33,053	(533,314,798)	(152,622,067)	5,841,053	1,495,021

Inverse S&P 500 2x Strategy Fund
A-Class	1,283,484	1,651,421	242	1,826	(1,295,820)	(1,871,170)	(12,094)	(217,923)
C-Class	15,773,537	6,027,165	455	2,681	(15,497,689)	(6,604,918)	276,303	(575,072)
H-Class	211,404,486	168,408,923	4,886	17,258	(209,958,667)	(170,750,658)	1,450,705	(2,324,477)

NASDAQ-100® 2x Strategy Fund
A-Class†	312,552	281,531	—	—	(342,136)	(269,448)	(29,584)	12,083
C-Class†	4,801,465	2,158,893	—	—	(4,931,084)	(2,129,295)	(129,619)	29,598
H-Class†	87,943,152	63,911,888	—	—	(88,680,762)	(63,697,002)	(737,610)	214,886

Inverse NASDAQ-100® 2x Strategy Fund
A-Class	789,527	1,963,706	—	1,036	(789,823)	(2,160,203)	(296)	(195,461)
C-Class	16,633,905	7,987,217	—	2,190	(16,333,091)	(9,168,484)	300,814	(1,179,077)
H-Class	322,250,528	262,887,523	—	28,057	(318,831,235)	(271,796,341)	3,419,293	(8,880,761)

Dow 2x Strategy Fund
A-Class	667,295	1,407,874	575	2,636	(947,434)	(1,104,090)	(279,564)	306,420
C-Class	3,732,659	3,458,505	627	2,691	(3,914,937)	(3,322,466)	(181,651)	138,730
H-Class	47,023,918	36,426,753	3,671	20,429	(47,218,128)	(35,219,212)	(190,539)	1,227,970

Inverse Dow 2x Strategy Fund
A-Class	226,278	342,289	188	79	(232,381)	(331,532)	(5,915)	10,836
C-Class	2,223,118	938,562	197	73	(2,218,054)	(1,035,429)	5,261	(96,794)
H-Class	18,210,610	16,787,368	3,995	651	(17,572,575)	(17,288,492)	642,030	(500,473)

Russell 2000® 2x Strategy Fund
A-Class†	101,440	25,653	—	15	(95,895)	(17,024)	5,545	8,644
C-Class†	3,410,136	474,323	—	35	(3,400,227)	(464,219)	9,909	10,139
H-Class†	23,698,663	12,758,205	—	378	(23,832,167)	(12,675,950)	(133,504)	82,633

Inverse Russell 2000® 2x Strategy Fund
A-Class	524,596	383,620	53	8,586	(484,194)	(1,345,628)	40,455	(953,422)
C-Class	16,665,899	1,247,100	99	14,392	(16,559,615)	(1,314,356)	106,383	(52,864)
H-Class	93,776,977	43,964,057	2,092	252,594	(91,977,514)	(45,048,809)	1,801,555	(832,158)

†	Per share amounts for the year ended December 31, 2008 and the period January 1, 2009 to April 19, 2009, have been restated to reflect:

1:5 reverse stock split effective April 20, 2009 — NASDAQ-100® 2x Strategy Fund

1:10 reverse stock split effective April 20, 2009 — Russell 2000® 2x Strategy Fund
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NOTES TO FINANCIAL STATEMENTS (concluded)

10. Reverse Share Splits
Effective April 20, 2009, the NASDAQ-100® 2x Strategy Fund and Russell 2000® 2x Strategy Fund underwent a 1-for-5 and 1-for-10 reverse share split, respectively. The effect of this transaction was to divide the number of outstanding shares of the Funds by the reverse split factor, resulting in a corresponding increase in the net asset value per share. The share transactions presented in Note 9 and the per share data in the financial highlights for periods prior to April 20, 2009 have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.
11. Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding per Fund should be the lesser of: an amount which, when added to the total of other outstanding loan amounts under this agreement, exceeds the total line of credit, 33 1/3% of a Fund’s net assets, 33 1/3% of a Fund’s assets held by the Custodian or 33 1/3% of the sum of a Fund’s securities on any given day. This line of credit expires on June 15, 2010. As of and for the year ended December 31, 2009, the Funds did not have any outstanding borrowings under this agreement.
12. New Accounting Pronouncements
In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented in Note 7. The new disclosures and clarifications of existing disclosures are generally effective for the Funds’ year ending December 31, 2010 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.
13. Subsequent Events
Management has evaluated events or transactions that may have occurred since December 31, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through February 25, 2010, the date the financial statements were available to be issued.
On February 15, 2010, Security Benefit Mutual Holding Company (“SBMHC”), the parent company of Security Benefit Corporation (“SBC”) and the ultimate parent company of Rydex Investments, entered into a Purchase and Sale Agreement whereby Guggenheim SBC Holdings LLC (“Guggenheim Holdings”) will, subject to regulatory approval, policyholder approval and approval by the shareholders of the mutual funds and exchange traded funds sponsored by affiliates of SBMHC, purchase all of the issued and outstanding stock of SBC (the “SBC Purchase Transaction”). The SBC Purchase Transaction would result in a change of control of Rydex Investments whereby SBC and its subsidiaries would be wholly-owned by Guggenheim Holdings. If the SBC Purchase Transaction does not close, other than as a result of a breach by Guggenheim Holdings or for certain other reasons, then SBC will sell its asset management business to Guggenheim Holdings, which would include Rydex Investments and would result in a change of control of Rydex Investments. The sale of SBC’s asset management business, like the SBC Purchase Transaction, would be subject to regulatory approval and approval by the shareholders of the mutual funds and exchange traded funds sponsored by affiliates of SBMHC.
THE RYDEX | SGI DYNAMIC FUNDS ANNUAL REPORT	|	79

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Board of Trustees and Shareholders
of the Rydex Dynamic Funds:
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Rydex Dynamic Funds (comprising, respectively, S&P 500 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000® 2x Strategy Fund and Inverse Russell 2000® 2x Strategy Fund)(the “Funds”) as of December 31, 2009, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through December 31, 2007 were audited by other auditors, whose report dated February 26, 2008 expressed an unqualified opinion on those financial highlights.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Rydex Dynamic Funds at December 31, 2009, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.
McLean, Virginia
February 25, 2010
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OTHER INFORMATION (Unaudited)

Tax Information
This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practice.
Of the ordinary income distributions paid during the year, the following funds had the corresponding percentages qualify for the dividends received deduction for corporations:

Fund	% Qualifying

S&P 500 2x Strategy Fund	100.00%
Dow 2x Strategy Fund	100.00%
Additionally, the following amounts of ordinary dividends paid during the same period qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003. This information was included in Form 1099-DIV sent to shareholders for the calendar year ended on December 31, 2009.

Fund	% Qualifying

S&P 500 2x Strategy Fund	100.00%
Dow 2x Strategy Fund	100.00%
With respect to the taxable year ended December 31, 2009, the Funds hereby designate as capital gain dividends the amounts listed below, or, if subsequently determined to be different, the net capital gain of such year:

Inverse Dow 2x
Strategy Fund

From long-term capital gains, subject to the 15% rate gains category:	119,789
Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.
Rydex Investments Board Review and Approval of the Investment Advisory Agreement
The Investment Company Act of 1940 (the “1940 Act”) requires that the initial approval of, as well as the continuation of, a fund’s investment advisory agreement be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the U.S. Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve (or renew) an investment advisory agreement.
Consistent with these responsibilities, the Rydex Dynamic Funds Board of Trustees (the “Board”) generally calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement between Rydex Dynamic Funds (the “Trust”) and PADCO Advisors, Inc., which does business under the name Rydex Investments (“Rydex Investments”) (the “Advisory Agreement”), with respect to existing funds in the Trust (each a “Fund” and collectively, the “Funds”), and to reviewing certain other agreements pursuant to which Rydex Investments provides
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OTHER INFORMATION (Unaudited) (continued)

investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex Investments, including information about Rydex Investments’ affiliates, personnel and operations. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management, and participate in question and answer sessions with representatives of Rydex Investments.
At an in-person meeting held on August 25, 2009, called for the purpose of among other things, voting on the renewal of the Advisory Agreement, the Board, including all of the Independent Trustees (the “Annual Renewal Meeting”), considered and approved the selection of Rydex Investments as the Funds’ investment advisor and the continuance of the Advisory Agreement for an additional one-year period, based on its review of qualitative and quantitative information provided by Rydex Investments.
Board Considerations in Approving the Continuation of the Advisory Agreement
In preparation for the Annual Renewal Meeting, the Board requested and received written materials from Rydex Investments about: (a) the quality of Rydex Investments’ investment management and other services; (b) Rydex Investments’ investment management personnel; (c) Rydex Investments’ operations and financial condition; (d) Rydex Investments’ brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that Rydex Investments charges the Funds compared with the fees it charges to comparable mutual funds or accounts; (f) each Fund’s overall fees and operating expenses compared with similar mutual funds; (g) the level of Rydex Investments’ profitability from its Fund-related operations; (h) Rydex Investments’ compliance systems; (i) Rydex Investments’ policies and compliance procedures applicable to personal securities transactions; (j) Rydex Investments’ reputation, expertise and resources in the financial markets; and (k) Fund performance compared with similar mutual funds. Certain of these considerations are discussed in more detail below. In its deliberations at the Annual Renewal Meeting, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations and its evaluation of the information referenced above and described in more detail below, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Advisory Agreement are fair and reasonable; (b) concluded that Rydex Investments’ fees were reasonable in light of the services that Rydex Investments provides to each of the Funds; and (c) agreed to renew the Advisory Agreement for an additional one-year term.
In approving the continuation of the Advisory Agreement at the Annual Renewal Meeting, the Board, including the Independent Trustees advised by independent counsel, considered the factors discussed below.
Nature, Extent And Quality Of Services Provided By Rydex Investments
At the Annual Renewal Meeting, the Board reviewed the scope of services to be provided by Rydex Investments under the Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments’ investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments’ compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments’ investment processes and strategies, and matters related to Rydex Investments’ portfolio transaction policies and procedures. The Board noted the substantial volume of portfolio trades and shareholder transaction activity, in general, processed by Rydex Investments due to the unlimited exchange policy of the Funds. Based on this review, the Board concluded that the nature, extent, and quality of services to be provided by Rydex Investments to the Funds under the Advisory Agreement were appropriate and continued to support the Board’s original selection of Rydex Investments as investment adviser to the Funds.
Fund Expenses And Performance Of The Funds And Rydex Investments
At the Annual Renewal Meeting, the Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total
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OTHER INFORMATION (Unaudited) (concluded)

expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act determined by Rydex Investments to comprise each Fund’s applicable peer group. Because few funds seek to provide unlimited exchange privileges similar to those of the Funds, the Funds’ applicable peer group is generally limited to the funds of two unaffiliated mutual fund families. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund’s ability to successfully track its benchmark over time, and a comparison of each Fund’s performance to funds with similar investment objectives for the same periods and to appropriate indices/benchmarks, in light of total return, yield and market trends. The Board further noted that despite the lack of a sizeable peer group, the peer fund information presented to the Board was meaningful because the peer funds’ investment objectives and strategies were closely aligned with those of the Funds. The Board also noted that the investment advisory fees for the Funds were equivalent to those of their peers and that the overall expenses for the Funds were only slightly higher than the total expenses of the peer funds, due in part to differing share classes and distribution fees. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Advisory Agreement.
Costs Of Services Provided To The Funds And Profits Realized By Rydex Investments And Its Affiliates
At the Annual Renewal Meeting, the Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Advisory Agreement for the last calendar year. Rydex Investments also presented the Board with material discussing its methodology for determining the level of advisory fees assessable to the Funds. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below) and/or its affiliates. The Board also discussed Rydex Investments’ profit margin as reflected in Rydex Investments’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Advisory Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.
Economies Of Scale
In connection with its review of the Funds’ profitability analysis at the Annual Renewal Meeting, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Board noted that the Advisory Agreement did not provide for any breakpoints in the investment advisory fees as a result of increases in the asset levels of the Funds. The Board also noted that though Rydex Investments’ assets under management were significant, the amount is spread among more than 100 Funds. Further limiting the realization of economies of scale, is the ability of shareholders of many of the Funds to engage in unlimited trading. The Board also reviewed and considered Rydex Investments’ historic profitability as investment adviser to the Funds and determined that reductions in advisory fees or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, determined that the economies of scale, if any, were de minimis.
Other Benefits To Rydex Investments And/Or Its Affiliates
At the Annual Renewal Meeting, in addition to evaluating the services provided by Rydex Investments, the Board also considered the nature, extent, quality and cost of the administrative, distribution, and shareholder services performed by Rydex Investments’ affiliates under separate agreements. The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. Based on its review, the Board concluded that the nature and quality of the services provided by Rydex Investments’ affiliates to the Trust will benefit the Funds’ shareholders, and that any ancillary benefits would not be disadvantageous to the Funds’ shareholders, particularly in light of the Board’s view that the Funds’ shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment strategies and services.
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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.
All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.
INDEPENDENT TRUSTEES

	Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
John O. Demaret	Rydex Series Funds – 1997	151
Trustee, Chairman of the	Rydex Variable Trust – 1998
Board (1940)	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds – 1993	151
Trustee (1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds – 1995	151
Trustee (1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds – 2005	151
Trustee (1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	151
Trustee (1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds – 1997	151
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds – 1993	151
Trustee (1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Richard M. Goldman* President (1961)	President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Chief Executive Officer and Director of Rydex Investments (2009 to present); President, Chief Executive Officer and Director of Rydex Distributors, Inc. (2009 to present); President and Chief Executive Officer of Rydex Holdings, LLC (2009 to present); Senior Vice President of Security Benefit Corp. (2007 to present); Director of First Security Benefit Life and Annuity Insurance Company of New York (2007 to present); Director of Security Distributors, Inc. (2007 to present); President of Security Investors, LLC (2007 to present); Manager and President of Security Global Investors, LLC (2007 to present); Managing Member of R.M. Goldman Partners, LLC (2006 to 2007); President and Chief Executive Officer of FortsmannLeff Associates (2003 to 2005)

Michael P. Byrum* Vice President (1970)	Vice President of Rydex Series Funds (1997 to present); President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); President of Rydex Investments (2004 to present); Chief Investment Officer of Rydex Investments (2006 to present); Secretary of Rydex Investments (2002 to present); Director of Rydex Investments (2008 to present); Chief Investment Officer of Rydex Holdings, LLC (2008 to present); Vice President of Rydex Distributors, Inc. (2009 to present); Manager of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Trustee of Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds (2005 to 2009); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2007)

Nick Bonos* Vice President and Treasurer (1963)	Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2006 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2009 to present); Chief Financial Officer of Rydex Specialized Products, LLC (2005 to 2009); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna M. Haigney* Chief Compliance Officer and Secretary (1966)	Chief Compliance Officer of Rydex Series Funds, Rydex Chief Compliance Officer andVariable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Chief Compliance Officer of Rydex Investments (2005 to present) Vice President of Compliance of Rydex Investments (2006 to present); Director of Rydex Distributors, Inc. (2009 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Keith Fletcher* Vice President (1958)	Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Vice President of Rydex Investments (2009 to present); Vice President of Rydex Specialized Products, LLC (2009 to present); Vice President and Director of Rydex Distributors, Inc. (2009 to present); Vice President of Security Global Investors, LLC (2009 to present)
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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Amy Lee* Vice President and Assistant Treasurer (1960)	Vice President and Assistant Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Secretary of Rydex Distributors, Inc. (2008 to present); Chief Compliance Officer of Rydex Distributors, Inc. (2008 to 2009); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corp. (2005 to present); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Life Insurance Co. (2004 to present); Assistant General Counsel of First Security Benefit Life and Annuity Company of New York (2004 to present); Chief Compliance Officer and Secretary of Security Distributors, Inc. (2004 to present); Secretary of Security Global Investors, Inc. (2007 to present);

Joseph Arruda* Assistant Treasurer (1966)	Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Manager and Chief Financial Officer of Rydex Specialized Products, LLC (2009 to present); Director of Accounting of Rydex Investments (2003 to 2004)

Paula Billos* Controller (1974)	Controller of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds, Rydex ETF Trust (2006 to present); Director of Fund Administration of Rydex Investments (2001 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
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Item 2. Code of Ethics.
The registrant’s Board of Trustees has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. No substantive amendments were approved or waivers were granted to the Code during the period covered by this report. The Code is filed as an exhibit to this Form N-CSR.
Item 3. Audit Committee Financial Expert.
The registrant’s Board of Trustees has determined that Werner Keller, an “independent” Trustee serving on the registrant’s audit committee, is an “audit committee financial expert,” as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.
Item 4. Principal Accountant Fees and Services.
(a)-(d) The aggregate Audit Fees billed by the Trust’s principal accountant, for the audit of the annual financial statements in connection with statutory and regulatory filings for the fiscal years ended December 31, 2009 and December 31, 2008 were $150,000 and $142,500, respectively. The aggregate Audit Related Fees by the Trust’s principal accountant billed for the fiscal years ended December 31, 2009 and December 31, 2008 were $75,000 and $75,000, respectively. The aggregate Tax Fees billed by the Trust’s principal accountant for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended December 31, 2009 and December 31, 2008 were $0 and $0, respectively.
(e) The audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such service is required between regularly scheduled audit committee meetings, the chairman of the audit committee, J. Kenneth Dalton, is authorized to pre-approve the service with full committee approval at the next scheduled meeting. There shall be no waivers of the pre-approval process. No services described in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) The aggregate non-audit fees billed by the registrant’s accountant for the most recent fiscal year and the preceding fiscal year for services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant were $75,000 and $75,000, respectively. These aggregate fees were less than the aggregate fees billed for the same periods by the registrant’s principal accountant for audit services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant.
(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. As such, the audit committee has considered these services in maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11. Controls and Procedures.
(a) Based on their evaluation on March 9, 2010, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Dynamic Funds (the “Trust”) believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Investments (“RI”), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. (“RD”), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RI on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report.
There was no fraud, whether or not material, involving officers or employees of RI, RD or the Trust who have a significant role in the Trust’s internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.
(b) There were no significant changes in the Trust’s or RI’s internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.
(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.
(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

EX.-12(a)(2)(i)
CERTIFICATION
I, Richard M. Goldman, certify that:
1. I have reviewed this report on Form N-CSR of Rydex Dynamic Funds;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and
5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: March 9, 2010
/s/ Richard M. Goldman
Richard M. Goldman,
President

EX.-12(a)(2)(ii)
CERTIFICATION
I, Nick Bonos, certify that:
1. I have reviewed this report on Form N-CSR of Rydex Dynamic Funds;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and
5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: March 9, 2010
/s/ Nick Bonos
Nick Bonos,
Vice President and Treasurer

EX. 12(b)(i)
CERTIFICATION
I, Richard M. Goldman, President of Rydex Dynamic Funds (the “Trust”), certify that:
1.	The Form N-CSR of the Trust (the “Report”) fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.
A signed original of this written statement required by Section 906 has been provided to the Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.

Date: March 9, 2010
/s/ Richard M. Goldman
Richard M. Goldman,
President

EX. 12(b)(ii)
CERTIFICATION
I, Nick Bonos, Vice President and Treasurer of Rydex Dynamic Funds (the “Trust”), certify that:
1.	The Form N-CSR of the Trust (the “Report”) fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.
A signed original of this written statement required by Section 906 has been provided to the Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.
Dated: March 9, 2010

/s/ Nick Bonos
Nick Bonos,
Vice President and Treasurer

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Dynamic Funds

By (Signature and Title)*	/s/ Richard M. Goldman

Richard M. Goldman, President

Date	March 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard M. Goldman

Richard M. Goldman, President

Date	March 9, 2010

By (Signature and Title)*	/s/ Nick Bonos

Nick Bonos, Vice President and Treasurer

Date	March 9, 2010

* Print the name and title of each signing officer under his or her signature.